UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22227

                                    IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                                Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                        Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.4%
Broad Fund — 0.0%(a)
iPath Bloomberg Commodity Index Total Return ETN*	3,083	$74,732
MLP Fund — 0.0%(a)
JPMorgan Alerian MLP Index ETN(b)	8,915	295,175
Volatility Fund — 0.4%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)	220,647	4,284,965
Total Exchange Traded Notes
(Cost $6,099,346)		4,654,872
Investment Companies — 100.0%
Aggregate Bond Funds — 3.6%
iShares Core U.S. Aggregate Bond ETF(b)	215,890	23,378,728
SPDR Bloomberg Barclays Aggregate Bond ETF	12,007	684,759
Vanguard Total Bond Market ETF	218,604	17,693,808

Total Aggregate Bond Funds		41,757,295

BRIC Equity Funds — 0.2%
iShares India 50 ETF(b)	13,535	395,493
iShares MSCI India ETF	71,829	2,037,070
iShares MSCI Russia Capped ETF	493	16,609
VanEck Vectors Russia ETF	4,627	98,925

Total BRIC Equity Funds		2,548,097

Broad Fund — 0.0%(a)
PowerShares DB Commodity Index Tracking Fund*	12,978	204,404

Convertible Bonds Fund — 9.4%
SPDR Bloomberg Barclays Convertible Securities ETF(b)	2,328,674	109,354,531

Currency Strategy Fund — 0.0%(a)
PowerShares DB G10 Currency Harvest Fund*	21,328	543,011

Europe Equity Funds — 4.2%
iShares Europe ETF(b)	136,250	5,428,200
iShares MSCI Eurozone ETF(b)	488,075	17,248,570
Vanguard FTSE Europe ETF(b)	524,650	25,896,724

Total Europe Equity Funds		48,573,494

Floating Rate Funds — 3.4%
PowerShares Senior Loan Portfolio	1,492,355	34,771,872
SPDR Blackstone / GSO Senior Loan ETF	100,587	4,778,888

Total Floating Rate Funds		39,550,760

International Equity Core Funds — 4.0%
iShares MSCI EAFE ETF(c)	460,315	27,448,583
Vanguard FTSE Developed Markets ETF	491,896	18,633,021

Total International Equity Core Funds		46,081,604

	Shares	Value
Investment Companies (continued)
International REITs Fund — 0.1%
SPDR Dow Jones International Real Estate ETF(b)	39,716	$1,465,918

Investment Grade Corporate Bond Funds — 20.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)(c)	1,926,190	226,038,396
iShares U.S. Credit Bond ETF(b)	58,300	6,369,858

Total Investment Grade Corporate Bond Funds		232,408,254

Japan Equity Fund — 4.1%
iShares MSCI Japan ETF(b)(c)	932,502	47,156,626

Silver Fund — 0.5%
iShares Silver Trust*(b)	370,220	6,156,759

Treasury Inflation-Protected Securities Fund — 4.5%
iShares TIPS Bond ETF	455,421	51,999,970

U.S. Large Cap Core Funds — 2.7%
Financial Select Sector SPDR Fund	473,727	11,042,577
Health Care Select Sector SPDR Fund(b)	30,730	2,167,080
Technology Select Sector SPDR Fund	363,666	18,212,393

Total U.S. Large Cap Core Funds		31,422,050

U.S. Large Cap Growth Funds — 0.1%
Guggenheim S&P 500 Pure Growth ETF	401	34,450
iShares Russell 1000 Growth ETF	5,813	629,838
iShares S&P 500 Growth ETF(b)	2,286	286,550
Vanguard Growth ETF(b)	3,873	446,983

Total U.S. Large Cap Growth Funds		1,397,821

U.S. Large Cap Value Funds — 8.1%
Guggenheim S&P 500 Pure Value ETF(b)	18,911	1,101,565
iShares Russell 1000 Value ETF(b)	382,235	43,081,707
iShares S&P 500 Value ETF(b)	154,673	15,772,006
Vanguard Value ETF(b)	357,436	33,409,543

Total U.S. Large Cap Value Funds		93,364,821

U.S. Preferred Fund — 1.2%
iShares U.S. Preferred Stock ETF(b)	354,496	13,506,298

U.S. Short Term Treasury Bond Funds — 31.3%
iShares 1-3 Year Treasury Bond ETF(b)	610,297	51,594,508
iShares Short Treasury Bond ETF(b)	445,870	49,206,213
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(b)(c)	424,872	19,425,148
Vanguard Short-Term Bond ETF(b)(c)	3,043,464	242,503,212

Total U.S. Short Term Treasury Bond Funds		362,729,081

U.S. Small Cap Core Fund — 0.1%
iShares Russell 2000 ETF(b)	6,763	914,560

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds — 2.4%
iShares Russell 2000 Growth ETF(b)	76,240	$11,911,738
iShares S&P Small-Cap 600 Growth ETF(b)	44,525	6,689,436
Vanguard Small-Cap Growth ETF(b)	66,508	9,092,974

Total U.S. Small Cap Growth Funds		27,694,148

Total Investment Companies
(Cost $1,143,704,506)		1,158,829,502
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(d)
(Cost $1,438,223)	1,438,223	1,438,223

Investment of Cash Collateral For Securities Loaned — 12.8%
Money Market Fund — 12.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(e)
(Cost $148,374,463)	148,374,463	148,374,463

Total Investments — 113.3%
(Cost $1,299,616,538)		1,313,297,060
Other Assets and Liabilities, Net — (13.3)%		(154,402,474)
Net Assets — 100.0%		$1,158,894,586

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $193,853,102; total market value of collateral held by the Fund was $198,149,419. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $49,774,955.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $264,875,706.
(d)	Reflects the 7-day yield at January 31, 2017.
(e)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2017 (unaudited)

Total Return Swap contracts outstanding at January 31, 2017:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(a)
CurrencyShares Euro Trust	Morgan Stanley	(2.44)	5/21/2018	$(49,979,382)	$–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.27	5/31/2018 - 6/29/2018	(5,553,253)	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	(1.60)	5/21/2018	(28,955,784)	–
Energy Select Sector SPDR Fund	Morgan Stanley	(0.24)	5/21/2018	(16,191,090)	–
Financial Select Sector SPDR Fund	Morgan Stanley	1.66	5/21/2018	3,366,757	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	1.66	5/21/2018	10,825	–
Guggenheim S&P 500 Pure Value ETF	Morgan Stanley	1.66	5/21/2018	335,695	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.66	5/21/2018	660,702	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.66	5/21/2018	20,531	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	1.26 - 1.27	7/31/2018	2,279	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1.66	5/21/2018	1,175,823	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	130,638	–
iShares 1-3 Year Treasury Bond ETF	Morgan Stanley	1.66	5/21/2018	14,157,745	–
iShares 1-3 Year Treasury Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	1,573,120	–
iShares China Large-Cap ETF	Morgan Stanley	(1.60)	5/21/2018	(623,436)	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	1.66	5/21/2018	6,415,316	–
iShares Core U.S. Aggregate Bond ETF	Bank of America Merrill Lynch	1.26 - 1.27	6/29/2018 - 7/31/2018	712,765	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	(1.35)	5/21/2018	(5,107,920)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	0.27	5/31/2018 - 6/29/2018	(567,521)	–
iShares Europe ETF	Morgan Stanley	1.66	5/21/2018	1,489,498	–
iShares Europe ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	165,495	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(1.76)	5/21/2018	(25,324,932)	–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(2,813,833)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.66	5/21/2018	62,025,343	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	6,891,731	–
iShares India 50 ETF	Morgan Stanley	1.66	5/21/2018	120,620	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	(3.00)	5/21/2018	(11,533,666)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(1,281,499)	–
iShares MSCI Brazil Capped ETF	Morgan Stanley	(1.85)	5/21/2018	(33,884)	–
iShares MSCI China ETF	Morgan Stanley	(1.48)	5/21/2018	(470,570)	–
iShares MSCI EAFE ETF	Morgan Stanley	1.66	5/21/2018	7,532,044	–
iShares MSCI EAFE ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	836,907	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	(2.35)	5/21/2018	(953,753)	–
iShares MSCI Emerging Markets ETF	Morgan Stanley	(0.73)	5/21/2018	(24,797,942)	–
iShares MSCI Emerging Markets ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(2,755,319)	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.66	5/21/2018	4,733,051	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	525,895	–
iShares MSCI India ETF	Morgan Stanley	1.66	5/21/2018	621,056	–
iShares MSCI Japan ETF	Morgan Stanley	1.66	5/21/2018	12,939,852	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	1,437,756	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(3.93)	5/21/2018	(9,935,981)	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(1,104,003)	–
iShares MSCI Russia Capped ETF	Morgan Stanley	1.66	5/21/2018	5,155	–
iShares Russell 1000 Growth ETF	Morgan Stanley	1.66	5/21/2018	172,710	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2017 (unaudited)

Total Return Swap contracts outstanding at January 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(a)
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	$19,178	$–
iShares Russell 1000 Value ETF	Morgan Stanley	1.66	5/21/2018	11,821,814	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	1,313,522	–
iShares Russell 2000 ETF	Morgan Stanley	1.66	5/21/2018	250,581	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	1.26	7/31/2018	27,857	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1.66	5/21/2018	3,269,010	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	363,258	–
iShares Russell 2000 Value ETF	Morgan Stanley	(1.60)	5/21/2018	(6,234,723)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	0.26	7/31/2018	(692,721)	–
iShares S&P 500 Growth ETF	Morgan Stanley	1.66	5/21/2018	78,720	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	1.27	6/29/2018	8,775	–
iShares S&P 500 Value ETF	Morgan Stanley	1.66	5/21/2018	4,327,913	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	480,891	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1.66	5/21/2018	1,835,332	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	203,876	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(3.10)	5/21/2018	(3,390,500)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	0.26	7/31/2018	(376,784)	–
iShares Short Treasury Bond ETF	Morgan Stanley	1.66	5/21/2018	13,502,436	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	1,500,234	–
iShares Silver Trust	Morgan Stanley	1.66	5/21/2018	1,689,442	–
iShares Silver Trust	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	187,719	–
iShares TIPS Bond ETF	Morgan Stanley	1.66	5/21/2018	15,854,350	–
iShares U.S. Credit Bond ETF	Morgan Stanley	1.66	5/21/2018	1,747,723	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	194,155	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.66	5/21/2018	3,706,216	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	411,785	–
iShares U.S. Real Estate ETF	Morgan Stanley	(0.60)	5/21/2018	(2,771,899)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(308,006)	–
JPMorgan Alerian MLP Index ETN	Morgan Stanley	1.66	5/21/2018	89,993	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	1.66	5/21/2018	56,070	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	6,221	–
PowerShares DB G10 Currency Harvest Fund	Morgan Stanley	1.66	5/21/2018	148,941	–
PowerShares DB G10 Currency Harvest Fund	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	16,549	–
PowerShares DB Gold Fund	Morgan Stanley	(3.10)	5/21/2018	(4,662,442)	–
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(2.83)	5/21/2018	(27,204,149)	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	(0.66)	5/21/2018	(2,603,630)	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	0.27	5/31/2018 - 6/29/2018	(289,311)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	1.66	5/21/2018	9,541,490	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	1,060,173	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1.66	5/21/2018	1,311,371	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	145,713	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1.66	5/21/2018	5,330,358	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	1.27 - 1.28	5/31/2018 - 7/31/2018	592,257	–
SPDR Bloomberg Barclays Aggregate Bond ETF	Morgan Stanley	1.66	5/21/2018	187,971	–
SPDR Bloomberg Barclays Aggregate Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	20,873	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2017 (unaudited)

Total Return Swap contracts outstanding at January 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid) %	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(a)
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.66	5/21/2018	$30,007,205	$–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	3,334,113	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0.56)	5/21/2018	(16,103,538)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(1,789,286)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.66	5/21/2018	402,208	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	44,698	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(1.10)	5/21/2018	(2,143,500)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	0.27	5/31/2018 - 6/29/2018	(238,177)	–
SPDR S&P China ETF	Morgan Stanley	(4.35)	5/21/2018	(170,325)	–
SPDR S&P International Small Cap ETF	Morgan Stanley	(3.10)	5/21/2018	(103,969)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1.66	5/21/2018	5,552,870	–
VanEck Vectors Russia ETF	Morgan Stanley	1.66	5/21/2018	30,189	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.66	5/21/2018	5,112,967	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	568,086	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	(0.17)	5/21/2018	(41,699,907)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(4,633,319)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.66	5/21/2018	7,106,112	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	789,563	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.81)	5/21/2018	(14,194,071)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(1,577,126)	–
Vanguard Growth ETF	Morgan Stanley	1.66	5/21/2018	122,796	–
Vanguard Growth ETF	Bank of America Merrill Lynch	1.27	6/29/2018	13,618	–
Vanguard REIT ETF	Morgan Stanley	(0.01)	5/21/2018	(21,135,154)	–
Vanguard REIT ETF	Bank of America Merrill Lynch	0.26 - 0.27	5/31/2018 - 7/31/2018	(2,348,369)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	1.66	5/21/2018	66,543,557	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	6,558,609	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.66	5/21/2018	2,495,140	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	277,268	–
Vanguard Small-Cap Value ETF	Morgan Stanley	(3.10)	5/21/2018	(7,336,021)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	0.26	7/31/2018	(815,140)	–
Vanguard Total Bond Market ETF	Morgan Stanley	1.66	5/21/2018	4,855,105	–
Vanguard Total Bond Market ETF	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	539,465	–
Vanguard Value ETF	Morgan Stanley	1.66	5/21/2018	9,167,631	–
Vanguard Value ETF	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	1,018,636	–
WisdomTree International SmallCap Dividend Fund	Morgan Stanley	(3.60)	5/21/2018	(175,651)	–
Net Unrealized Appreciation (Depreciation)					$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $245,605,413 and with Bank of America Merrill Lynch amounted to $19,270,293  at January 31, 2017.

Morgan Stanley and Bank of America Merrill Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.

(a) Reflects a Reset date of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$4,654,872	$–	$–	$4,654,872
Investment Companies	1,158,829,502	–	–	1,158,829,502
Short-Term Investment:
Money Market Fund	1,438,223	–	–	1,438,223
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	148,374,463	–	–	148,374,463
Total Investments in Securities	$1,313,297,060	$–	$–	$1,313,297,060
Other Financial Instruments:(b)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$1,313,297,060	$–	$–	$1,313,297,060
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(b)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.0%(a)
MLP Fund — 0.0%
JPMorgan Alerian MLP Index ETN	51	$1,689
Volatility Fund — 0.0%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)	38	738
Total Exchange Traded Notes
(Cost $2,726)		2,427
Investment Companies — 100.2%
BRIC Equity Funds — 6.0%
iShares China Large-Cap ETF(b)	6,585	241,604
iShares India 50 ETF(b)	105	3,068
iShares MSCI Brazil Capped ETF(b)	356	13,126
iShares MSCI China ETF	3,879	182,352
iShares MSCI India ETF	556	15,768
SPDR S&P China ETF	854	65,997

Total BRIC Equity Funds		521,915

Currency Strategy Fund — 1.0%
PowerShares DB G10 Currency Harvest Fund*	3,324	84,629

Emerging Small Cap Equity Fund — 5.6%
SPDR S&P Emerging Markets SmallCap ETF(b)	11,574	490,159

Europe Equity Funds — 2.6%
iShares Europe ETF(b)	637	25,378
iShares MSCI Eurozone ETF	2,281	80,610
Vanguard FTSE Europe ETF	2,452	121,031

Total Europe Equity Funds		227,019

International Bond Funds — 10.1%
iShares JP Morgan USD Emerging Markets Bond ETF(b)	1,054	118,185
PowerShares Emerging Markets Sovereign Debt Portfolio	1,951	55,916
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(b)	35,828	644,187
WisdomTree Emerging Markets Local Debt Fund(b)	1,650	60,192

Total International Bond Funds		878,480

International Small Cap Equity Funds — 5.5%
iShares MSCI EAFE Small-Cap ETF	7,142	369,599
SPDR S&P International Small Cap ETF(b)	1,332	40,293
WisdomTree International SmallCap Dividend Fund(b)	1,085	68,040

Total International Small Cap Equity Funds		477,932

Investment Grade Corporate Bond Funds — 8.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	6,070	712,314
iShares U.S. Credit Bond ETF	184	20,104

Total Investment Grade Corporate Bond Funds		732,418

Japan Equity Fund — 1.3%
iShares MSCI Japan ETF	2,191	110,799

	Shares	Value
Investment Companies (continued)
Silver Fund — 0.4%
iShares Silver Trust*(b)	2,100	$34,923

Treasury Inflation-Protected Securities Fund — 3.5%
iShares TIPS Bond ETF	2,708	309,199

U.S. Large Cap Value Funds — 3.6%
Guggenheim S&P 500 Pure Value ETF(b)	63	3,670
iShares Russell 1000 Value ETF	1,273	143,480
iShares S&P 500 Value ETF(b)	515	52,514
Vanguard Value ETF(b)	1,191	111,323

Total U.S. Large Cap Value Funds		310,987

U.S. Short Term Treasury Bond Funds — 50.9%
iShares 1-3 Year Treasury Bond ETF(b)	3,629	306,796
iShares Short Treasury Bond ETF(b)	5,912	652,448
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,634	257,586
Vanguard Short-Term Bond ETF(b)(c)	40,357	3,215,646

Total U.S. Short Term Treasury Bond Funds		4,432,476

U.S. Small Cap Core Fund — 1.3%
iShares Russell 2000 ETF(b)	846	114,405

Total Investment Companies
(Cost $8,969,763)		8,725,341
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(d)
(Cost $5,061)	5,061	5,061

Investment of Cash Collateral For Securities Loaned — 26.0%
Money Market Fund — 26.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(e)
(Cost $2,266,540)	2,266,540	2,266,540

Total Investments — 126.3%
(Cost $11,244,090)		10,999,369
Other Assets and Liabilities, Net — (26.3)%		(2,292,298)
Net Assets — 100.0%		$8,707,071

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,235,626; total market value of collateral held by the Fund was $2,285,117. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $18,577.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,987,832.
(d)	Reflects the 7-day yield at January 31, 2017.
(e)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(f)
CurrencyShares Euro Trust	(2.43)	4/09/2018	$(683,990)	$–
CurrencyShares Japanese Yen Trust	(1.57)	4/09/2018	(189,183)	–
Guggenheim S&P 500 Pure Value ETF	1.66	5/21/2018	1,107	–
iPath Bloomberg Commodity Index Total Return ETN	(2.09)	4/09/2018	(38,348)	–
iPATH S&P 500 VIX Short-Term Futures ETN	1.66	5/21/2018	214	–
iShares 1-3 Year Treasury Bond ETF	1.40	5/21/2018	91,557	–
iShares China Large-Cap ETF	1.38	5/21/2018	72,059	–
iShares Europe ETF	1.66	5/21/2018	7,570	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.38)	4/09/2018	(169,352)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.66	5/21/2018	212,521	–
iShares India 50 ETF	1.66	5/21/2018	906	–
iShares JP Morgan USD Emerging Markets Bond ETF	1.66	5/21/2018	35,209	–
iShares MSCI Brazil Capped ETF	1.66	5/21/2018	3,908	–
iShares MSCI China ETF	1.51	5/21/2018	54,391	–
iShares MSCI EAFE Small-Cap ETF	1.66	5/21/2018	110,279	–
iShares MSCI Emerging Markets ETF	(0.73)	4/09/2018	(6,945)	–
iShares MSCI Eurozone ETF	1.66	5/21/2018	24,067	–
iShares MSCI India ETF	1.66	5/21/2018	4,708	–
iShares MSCI Japan ETF	1.66	5/21/2018	33,073	–
iShares MSCI Russia Capped ETF	(2.60)	4/09/2018	(9,400)	–
iShares Russell 1000 Growth ETF	(0.56)	4/09/2018	(127,311)	–
iShares Russell 1000 Value ETF	1.66	5/21/2018	42,830	–
iShares Russell 2000 ETF	1.66	5/21/2018	34,078	–
iShares S&P 500 Growth ETF	(1.43)	4/09/2018	(58,037)	–
iShares S&P 500 Value ETF	1.66	5/21/2018	15,703	–
iShares Short Treasury Bond ETF	1.58	5/21/2018	194,675	–
iShares Silver Trust	1.66	5/21/2018	10,410	–
iShares TIPS Bond ETF	1.66	5/21/2018	92,257	–
iShares U.S. Credit Bond ETF	1.66	5/21/2018	6,009	–
iShares U.S. Real Estate ETF	(0.52)	4/09/2018	(13,944)	–
JPMorgan Alerian MLP Index ETN	1.66	5/21/2018	497	–
PowerShares DB Commodity Index Tracking Fund	(0.84)	4/09/2018	(104,769)	–
PowerShares DB G10 Currency Harvest Fund	1.66	5/21/2018	25,256	–
PowerShares DB Gold Fund	(3.10)	4/09/2018	(30,451)	–
PowerShares Emerging Markets Sovereign Debt Portfolio	1.66	5/21/2018	16,680	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.66	5/21/2018	76,855	–
SPDR Bloomberg Barclays High Yield Bond ETF	(0.64)	4/09/2018	(107,703)	–
SPDR Dow Jones International Real Estate ETF	(1.84)	4/09/2018	(817,335)	–
SPDR Dow Jones REIT ETF	(1.08)	4/09/2018	(10,818)	–
SPDR S&P China ETF	1.48	5/21/2018	19,706	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(f)
SPDR S&P Emerging Markets SmallCap ETF	1.41	5/21/2018	$146,235	$–
SPDR S&P International Small Cap ETF	1.42	5/21/2018	12,009	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1.47	5/21/2018	192,170	–
VanEck Vectors Russia ETF	(0.10)	4/09/2018	(55,225)	–
Vanguard FTSE Emerging Markets ETF	(0.32)	4/09/2018	(11,693)	–
Vanguard FTSE Europe ETF	1.66	5/21/2018	36,132	–
Vanguard Growth ETF	(0.68)	4/09/2018	(90,597)	–
Vanguard REIT ETF	0.06	4/09/2018	(106,257)	–
Vanguard Short-Term Bond ETF	1.58	5/21/2018	959,347	–
Vanguard Value ETF	1.66	5/21/2018	33,182	–
WisdomTree Emerging Markets Local Debt Fund	1.34	5/21/2018	17,948	–
WisdomTree International SmallCap Dividend Fund	1.42	5/21/2018	20,318	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(f) Reflects a reset date of January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(g)
Exchange Traded Notes	$2,427	$–	$–	$2,427
Investment Companies	8,725,341	–	–	8,725,341
Short-Term Investment:
Money Market Fund	5,061	–	–	5,061
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,266,540	–	–	2,266,540
Total Investments in Securities	10,999,369	–	–	10,999,369
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$10,999,369	$–	$–	$10,999,369
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 100.6%
Aggregate Bond Funds — 11.8%
iShares Core U.S. Aggregate Bond ETF	6,875	$744,494
SPDR Bloomberg Barclays Aggregate Bond ETF	383	21,843
Vanguard Total Bond Market ETF(a)	6,961	563,423

Total Aggregate Bond Funds		1,329,760

Convertible Bonds Fund — 3.1%
SPDR Bloomberg Barclays Convertible Securities ETF	7,519	353,092

Currency Strategy Fund — 2.1%
PowerShares DB G10 Currency Harvest Fund*(b)	9,187	233,901

Euro Fund — 2.8%
CurrencyShares Euro Trust*(b)	2,979	312,229

Europe Equity Funds — 2.1%
iShares Europe ETF(b)	666	26,533
iShares MSCI Eurozone ETF	2,385	84,286
Vanguard FTSE Europe ETF	2,564	126,559

Total Europe Equity Funds		237,378

Floating Rate Funds — 5.2%
PowerShares Senior Loan Portfolio(b)	22,154	516,188
SPDR Blackstone / GSO Senior Loan ETF	1,493	70,933

Total Floating Rate Funds		587,121

Investment Grade Corporate Bond Funds — 18.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,093	2,005,863
iShares U.S. Credit Bond ETF	518	56,597

Total Investment Grade Corporate Bond Funds		2,062,460

Japan Equity Fund — 5.8%
iShares MSCI Japan ETF	12,879	651,291

U.S. Large Cap Growth Funds — 6.2%
Guggenheim S&P 500 Pure Growth ETF(b)	206	17,697
iShares Russell 1000 Growth ETF	2,911	315,407
iShares S&P 500 Growth ETF	1,148	143,902
Vanguard Growth ETF	1,943	224,242

Total U.S. Large Cap Growth Funds		701,248

U.S. Short Term Treasury Bond Funds — 41.8%
iShares Short Treasury Bond ETF(a)(b)	6,772	747,358
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	6,453	295,031
Vanguard Short-Term Bond ETF(a)	46,224	3,683,128

Total U.S. Short Term Treasury Bond Funds		4,725,517

U.S. Small Cap Value Funds — 1.5%
iShares Russell 2000 Value ETF(b)	531	62,621
iShares S&P Small-Cap 600 Value ETF(b)	247	34,165
Vanguard Small-Cap Value ETF	606	73,805

Total U.S. Small Cap Value Funds		170,591

Total Investment Companies
(Cost $11,315,568)		11,364,588

	Shares	Value
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(c)
(Cost $18,925)	18,925	$18,925

Investment of Cash Collateral For Securities Loaned — 10.5%
Money Market Fund — 10.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $1,191,718)	1,191,718	1,191,718

Total Investments — 111.3%
(Cost $12,526,211)		12,575,231
Other Assets and Liabilities, Net — (11.3)%		(1,277,424)
Net Assets — 100.0%		$11,297,807

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,307,542.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,169,966; total market value of collateral held by the Fund was $1,191,718.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
CurrencyShares Euro Trust	1.47	5/21/2018	$75,568	$–
Guggenheim S&P 500 Pure Growth ETF	1.66	5/21/2018	4,296	–
iShares Core U.S. Aggregate Bond ETF	1.54	5/21/2018	180,086	–
iShares Edge MSCI Min Vol USA ETF	(1.34)	4/09/2018	(154,816)	–
iShares Europe ETF	1.66	5/21/2018	6,414	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.39)	4/09/2018	(12,053)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.61	5/21/2018	485,360	–
iShares MSCI All Country Asia ex Japan ETF	(3.12)	4/09/2018	(349,575)	–
iShares MSCI Emerging Markets ETF	(0.75)	4/09/2018	(335,089)	–
iShares MSCI Eurozone ETF	1.66	5/21/2018	20,391	–
iShares MSCI Japan ETF	1.66	5/21/2018	157,576	–
iShares MSCI Pacific ex Japan ETF	(3.94)	4/09/2018	(301,168)	–
iShares Russell 1000 Growth ETF	1.66	5/21/2018	76,278	–
iShares Russell 1000 Value ETF	(1.10)	4/09/2018	(62,216)	–
iShares Russell 2000 Growth ETF	(0.84)	4/09/2018	(38,591)	–
iShares Russell 2000 Value ETF	1.66	5/21/2018	15,213	–
iShares S&P 500 Growth ETF	1.66	5/21/2018	34,847	–
iShares S&P 500 Value ETF	(1.60)	4/09/2018	(22,739)	–
iShares S&P Small-Cap 600 Growth ETF	(1.09)	4/09/2018	(21,635)	–
iShares S&P Small-Cap 600 Value ETF	1.66	5/21/2018	8,299	–
iShares Short Treasury Bond ETF	1.48	5/21/2018	180,770	–
iShares US Credit Bond ETF	1.56	5/21/2018	13,658	–
PowerShares DB G10 Currency Harvest Fund	1.37	5/21/2018	56,598	–
PowerShares DB US Dollar Index Bullish Fund	(2.82)	4/09/2018	(329,807)	–
PowerShares S&P 500 Low Volatility Portfolio	(0.62)	4/09/2018	(78,914)	–
PowerShares Senior Loan Portfolio	1.39	5/21/2018	124,888	–
SPDR Blackstone / GSO Senior Loan ETF	1.43	5/21/2018	17,151	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.43	5/21/2018	71,369	–
SPDR Bloomberg Barclays Aggregate Bond ETF	1.36	5/21/2018	5,304	–
SPDR Bloomberg Barclays Convertible Securities ETF	1.57	5/21/2018	85,420	–
SPDR Bloomberg Barclays High Yield Bond ETF	(0.44)	4/09/2018	(7,677)	–
Vanguard FTSE Emerging Markets ETF	(0.11)	4/09/2018	(563,438)	–
Vanguard FTSE Europe ETF	1.66	5/21/2018	30,603	–
Vanguard FTSE Pacific ETF	(0.82)	4/09/2018	(430,214)	–
Vanguard Growth ETF	1.66	5/21/2018	54,243	–
Vanguard Short-Term Bond ETF	1.48	5/21/2018	891,141	–
Vanguard Small-Cap Growth ETF	(0.59)	4/09/2018	(29,395)	–
Vanguard Small-Cap Value ETF	1.66	5/21/2018	17,903	–
Vanguard Total Bond Market ETF	1.32	5/21/2018	136,303	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Vanguard Value ETF	(0.98)	4/09/2018	$(48,231)	$–
$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(e) Reflects a reset date of January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(f)
Investment Companies	$11,364,588	$–		$–	$11,364,588
Short-Term Investment:
Money Market Fund	18,925	–		–	18,925
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,191,718	–		–	1,191,718
Total Investments in Securities	12,575,231	–		–	12,575,231
Other Financial Instruments:
Swap Contracts	–	–	(g)	–	–
Total Investments in Securities and Other Financial Instruments	$12,575,231	$–		$–	$12,575,231
Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$ –	(g)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF

January 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Note — 0.7%
Volatility Fund — 0.7%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $30,498)	700	$13,594
Investment Companies — 99.2%
Floating Rate Funds — 6.1%
PowerShares Senior Loan Portfolio(b)	4,482	104,431
SPDR Blackstone / GSO Senior Loan ETF	302	14,348

Total Floating Rate Funds		118,779

International Equity Core Funds — 20.2%
iShares MSCI EAFE ETF(b)	3,951	235,598
Vanguard FTSE Developed Markets ETF(a)	4,222	159,929

Total International Equity Core Funds		395,527

Investment Grade Corporate Bond Funds — 18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	3,038	356,509
iShares U.S. Credit Bond ETF	92	10,052

Total Investment Grade Corporate Bond Funds		366,561

U.S. Large Cap Core Funds — 13.8%
Financial Select Sector SPDR Fund	4,066	94,779
Health Care Select Sector SPDR Fund(a)	264	18,617
Technology Select Sector SPDR Fund(b)	3,122	156,350

Total U.S. Large Cap Core Funds		269,746

U.S. Large Cap Value Funds — 19.7%
Guggenheim S&P 500 Pure Value ETF	78	4,543
iShares Russell 1000 Value ETF	1,585	178,645
iShares S&P 500 Value ETF	641	65,363
Vanguard Value ETF(a)	1,482	138,523

Total U.S. Large Cap Value Funds		387,074

U.S. Preferred Fund — 5.9%
iShares U.S. Preferred Stock ETF	3,043	115,938

U.S. Short Term Treasury Bond Funds — 1.5%
iShares Short Treasury Bond ETF(a)	42	4,635
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	40	1,829
Vanguard Short-Term Bond ETF	285	22,709

Total U.S. Short Term Treasury Bond Funds		29,173

U.S. Small Cap Growth Funds — 13.3%
iShares Russell 2000 Growth ETF	719	112,337
iShares S&P Small-Cap 600 Growth ETF(a)	420	63,101
Vanguard Small-Cap Growth ETF(a)	627	85,723

Total U.S. Small Cap Growth Funds		261,161

Total Investment Companies
(Cost $1,863,268)		1,943,959

	Shares	Value
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(c)
(Cost $6,389)	6,389	$6,389

Investment of Cash Collateral For Securities Loaned — 19.6%
Money Market Fund — 19.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $383,606)	383,606	383,606

Total Investments — 119.8%
(Cost $2,283,761)		2,347,548
Other Assets and Liabilities, Net — (19.8)%		(387,933)
Net Assets — 100.0%		$1,959,615

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $377,479; total market value of collateral held by the Fund was $383,606.
(b)	All of a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $655,703.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Energy Select Sector SPDR Fund	(0.19)	3/28/2017	$(90,032)	$–
Financial Select Sector SPDR Fund	1.66	3/28/2017	28,578	–
Guggenheim S&P 500 Pure Value ETF	1.66	3/28/2017	1,398	–
Health Care Select Sector SPDR Fund	1.66	3/28/2017	5,642	–
iPATH S&P 500 VIX Short-Term Futures ETN	1.66	3/28/2017	4,098	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.65	3/28/2017	107,493	–
iShares MSCI EAFE ETF	1.66	3/28/2017	71,019	–
iShares MSCI Emerging Markets ETF	(0.75)	3/28/2017	(52,388)	–
iShares Russell 1000 Growth ETF	(0.49)	3/28/2017	(77,579)	–
iShares Russell 1000 Value ETF	1.66	3/28/2017	53,875	–
iShares Russell 2000 Growth ETF	1.66	3/28/2017	33,904	–
iShares Russell 2000 Value ETF	(1.16)	3/28/2017	(56,960)	–
iShares S&P 500 Growth ETF	(1.35)	3/28/2017	(35,349)	–
iShares S&P 500 Value ETF	1.66	3/28/2017	19,680	–
iShares S&P Small-Cap 600 Growth ETF	1.66	3/28/2017	19,081	–
iShares S&P Small-Cap 600 Value ETF	(2.74)	3/28/2017	(30,984)	–
iShares Short Treasury Bond ETF	1.66	3/28/2017	1,435	–
iShares U.S. Credit Bond ETF	1.66	3/28/2017	3,059	–
iShares U.S. Preferred Stock ETF	1.66	3/28/2017	34,938	–
iShares U.S. Real Estate ETF	(0.55)	3/28/2017	(3,929)	–
PowerShares Senior Loan Portfolio	1.66	3/28/2017	31,478	–
SPDR Blackstone / GSO Senior Loan ETF	1.65	3/28/2017	4,323	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1.66	3/28/2017	549	–
SPDR Dow Jones REIT ETF	(1.06)	3/28/2017	(3,051)	–
Technology Select Sector SPDR Fund	1.66	3/28/2017	47,125	–
Vanguard FTSE Developed Markets ETF	1.66	3/28/2017	48,221	–
Vanguard FTSE Emerging Markets ETF	(0.10)	3/28/2017	(88,092)	–
Vanguard Growth ETF	(0.61)	3/28/2017	(55,166)	–
Vanguard REIT ETF	0.04	3/28/2017	(30,147)	–
Vanguard Short-Term Bond ETF	1.66	3/28/2017	6,852	–
Vanguard Small-Cap Growth ETF	1.66	3/28/2017	25,840	–
Vanguard Small-Cap Value ETF	(2.67)	3/28/2017	(66,985)	–
Vanguard Value ETF	1.66	3/28/2017	41,781	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(e) Reflects a reset date of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Long/Short Tracker ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Exchange Traded Notes	$13,594	$–	$–	$13,594
Investment Companies	1,943,959	–	–	1,943,959
Short-Term Investment:
Money Market Fund	6,389	–	–	6,389
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	383,606	–	–	383,606
Total Investments in Securities	2,347,548	–	–	2,347,548
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$2,347,548	$–	$–	$2,347,548
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.8%
Aggregate Bond Funds — 43.5%
iShares Core U.S. Aggregate Bond ETF	6,752	$731,174
SPDR Bloomberg Barclays Aggregate Bond ETF	376	21,443
Vanguard Total Bond Market ETF	6,837	553,387

Total Aggregate Bond Funds		1,306,004

Convertible Bonds Fund — 44.6%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	28,552	1,340,802

U.S. Large Cap Growth Funds — 11.7%
Guggenheim S&P 500 Pure Growth ETF(b)	103	8,849
iShares Russell 1000 Growth ETF	1,454	157,541
iShares S&P 500 Growth ETF	573	71,825
Vanguard Growth ETF	971	112,063

Total U.S. Large Cap Growth Funds		350,278

Total Investment Companies
(Cost $3,038,760)		2,997,084
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(c)
(Cost $8,655)	8,655	8,655

Investment of Cash Collateral For Securities Loaned — 0.2%
Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $6,146)	6,146	6,146

Total Investments — 100.3%
(Cost $3,053,561)		3,011,885
Other Assets and Liabilities, Net — (0.3)%		(8,642)
Net Assets — 100.0%		$3,003,243

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $309,936.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,014; total market value of collateral held by the Fund was $6,146.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Guggenheim S&P 500 Pure Growth ETF	1.64	3/28/2017	$1,117	$–
iShares Core U.S. Aggregate Bond ETF	1.64	3/28/2017	95,512	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.09	3/28/2017	(264,507)	–
iShares MSCI Emerging Markets ETF	(0.71)	3/28/2017	(44,248)	–
iShares Russell 1000 Growth ETF	1.65	3/28/2017	20,587	–
iShares S&P 500 Growth ETF	1.65	3/28/2017	9,401	–
iShares U.S. Credit Bond ETF	(4.84)	3/28/2017	(7,430)	–
SPDR Bloomberg Barclays Aggregate Bond ETF	1.64	3/28/2017	2,794	–
SPDR Bloomberg Barclays Convertible Securities ETF	1.65	3/28/2017	175,114	–
Vanguard FTSE Emerging Markets ETF	(0.21)	3/28/2017	(74,393)	–
Vanguard Growth ETF	1.65	3/28/2017	14,657	–
Vanguard Total Bond Market ETF	1.64	3/28/2017	72,279	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(e) Reflects a reset date of January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$2,997,084	$–	$–	$2,997,084
Short-Term Investment:
Money Market Fund	8,655	–	–	8,655
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,146	–	–	6,146
Total Investments in Securities	3,011,885	–	–	3,011,885
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$3,011,885	$–	$–	$3,011,885
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 91.2%
Australia - 3.6%
BHP Billiton Ltd.	98,526	$1,992,565
Evolution Mining Ltd.	270,877	438,005
Fortescue Metals Group Ltd.	58,454	295,540
Newcrest Mining Ltd.	123,010	2,010,537
OceanaGold Corp.	104,949	363,850
South32 Ltd.	100,290	209,372
Washington H Soul Pattinson & Co., Ltd.(a)	64,097	759,084
Whitehaven Coal Ltd.*	280,208	604,124

Total Australia		6,673,077
Canada - 10.7%
Agnico Eagle Mines Ltd.	38,163	1,816,895
Alamos Gold, Inc., Class A(a)	45,124	337,803
B2Gold Corp.*	162,343	491,854
Barrick Gold Corp.	202,016	3,715,700
Canadian Natural Resources Ltd.	4,506	135,966
Detour Gold Corp.*	28,738	389,051
Eldorado Gold Corp.*	120,862	426,435
Enbridge, Inc.	3,762	159,858
First Quantum Minerals Ltd.	13,112	165,038
Goldcorp, Inc.	141,021	2,275,806
Hudbay Minerals, Inc.	121,155	946,937
IAMGOLD Corp.*	68,321	315,469
Imperial Oil Ltd.	3,533	115,928
Kinross Gold Corp.*	206,195	801,848
Lundin Mining Corp.*	13,792	84,207
Maple Leaf Foods, Inc.	52,448	1,200,018
New Gold, Inc.*	87,919	234,001
Norbord, Inc.	10,147	251,389
Pan American Silver Corp.	26,068	507,064
Silver Wheaton Corp.	72,320	1,595,894
Stella-Jones, Inc.	8,309	254,926
Suncor Energy, Inc.	6,317	195,554
Teck Resources Ltd., Class B	10,627	259,939
TransCanada Corp.	2,858	134,575
Turquoise Hill Resources Ltd.*	89,295	322,355
Turquoise Hill Resources Ltd.*	478,397	1,728,284
West Fraser Timber Co. Ltd.	9,829	335,034
Yamana Gold, Inc.	162,175	534,882

Total Canada		19,732,710
Chile - 0.1%
Antofagasta PLC	18,131	190,469

China - 11.9%
Aluminum Corp. of China Ltd., Class H*(a)	286,429	148,395
Beijing Enterprises Water Group Ltd.*(a)	2,214,505	1,544,005
China Agri-Industries Holdings Ltd.*(a)	802,529	372,339
China Coal Energy Co., Ltd., Class H*(a)	3,673,751	1,926,987
China Petroleum & Chemical Corp., Class H	478,921	383,292
China Resources Power Holdings Co., Ltd.	1,249,266	2,160,638
China Shenhua Energy Co., Ltd., Class H	5,460,502	11,639,725
CNOOC Ltd.	186,897	237,013
Jiangxi Copper Co. Ltd., Class H	67,073	116,350
PetroChina Co., Ltd., Class H	754,866	605,111
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,321,354	1,040,483
Zhaojin Mining Industry Co., Ltd., Class H	499,384	440,859
Zijin Mining Group Co., Ltd., Class H	3,621,198	1,222,723

Total China		21,837,920
Finland - 1.5%
Stora Enso OYJ, Class R	93,952	1,068,137
UPM-Kymmene OYJ	65,397	1,484,166
Valmet OYJ	17,553	277,524

Total Finland		2,829,827

	Shares	Value
Common Stocks (continued)
France - 2.8%
Suez	147,636	$2,238,490
TOTAL SA	9,809	494,624
Veolia Environnement SA	143,999	2,450,233

Total France		5,183,347
Germany - 0.5%
Suedzucker AG	31,338	827,370

Hong Kong - 0.7%
C.P. Pokphand Co., Ltd.	9,529,588	1,117,610
Hong Kong & China Gas Co., Ltd.	52,504	99,197

Total Hong Kong		1,216,807
Indonesia - 0.1%
Sakari Resources Ltd.*(b)(c)	240,456	131,425

Italy - 0.1%
Eni SpA	15,073	231,472

Japan - 3.8%
Itoham Yonekyu Holdings, Inc.*	99,171	880,052
Kurita Water Industries Ltd.	32,146	765,279
Mitsubishi Materials Corp.	2,592	88,760
Mitsui & Co., Ltd.	7,853	115,554
NH Foods Ltd.	82,859	2,263,304
Nichirei Corp.	22,945	467,970
Nippon Paper Industries Co., Ltd.	14,572	267,817
Nisshin Seifun Group, Inc.	51,431	784,428
Oji Holdings Corp.	124,531	553,102
Sumitomo Metal Mining Co., Ltd.	11,148	151,710
Yamazaki Baking Co., Ltd.	35,761	721,097

Total Japan		7,059,073
Jersey - 0.9%
Centamin PLC	184,355	363,677
Randgold Resources Ltd.	15,507	1,317,858

Total Jersey		1,681,535
Mexico - 1.2%
Fresnillo PLC	119,043	2,176,130

Netherlands - 0.5%
Royal Dutch Shell PLC, Class B	33,303	937,061

Norway - 0.2%
Norsk Hydro ASA	36,181	206,635
Statoil ASA	12,950	241,443

Total Norway		448,078
Peru - 0.3%
Southern Copper Corp.	15,120	580,003

Portugal - 0.2%
Navigator Co. SA (The)	85,443	311,088

Russia - 0.5%
Evraz PLC*	24,560	68,905
Polymetal International PLC	69,099	801,961

Total Russia		870,866

Singapore - 2.0%
First Resources Ltd.	253,789	347,681
Golden Agri-Resources Ltd.	1,995,382	601,957
Wilmar International Ltd.	1,011,536	2,785,889

Total Singapore		3,735,527
Spain - 0.3%
Ebro Foods SA	24,397	503,588

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden - 3.0%
AAK AB(a)	6,632	$440,409
Boliden AB	5,006	146,087
Holmen AB, B Shares	9,854	360,383
Sandvik AB	338,750	4,572,675

Total Sweden		5,519,554
Switzerland - 0.9% Bell AG	1,523	643,717
Glencore PLC*	250,177	1,027,494

Total Switzerland		1,671,211
United Kingdom - 7.1%
Acacia Mining PLC	63,907	346,128
Anglo American PLC*	23,130	395,176
BP PLC	77,940	463,659
Cranswick PLC	19,592	570,864
Johnson Matthey PLC	31,864	1,303,265
Pennon Group PLC	114,958	1,146,906
Pentair PLC	49,205	2,884,889
Rio Tinto PLC	32,574	1,430,660
Severn Trent PLC	63,296	1,807,663
Tate & Lyle PLC	73,693	621,642
United Utilities Group PLC	186,815	2,155,244

Total United Kingdom		13,126,096
United States - 38.3%
Alcoa Corp.	2,929	106,762
American Water Works Co., Inc.	49,096	3,605,610
Anadarko Petroleum Corp.	2,185	151,923
Apache Corp.	1,604	95,951
Aqua America, Inc.(a)	49,814	1,514,844
Archer-Daniels-Midland Co.	95,995	4,248,739
Bunge Ltd.	22,802	1,578,127
Chevron Corp.	8,026	893,695
Conagra Brands, Inc.	69,617	2,721,329
ConocoPhillips	5,188	252,967
CONSOL Energy, Inc.(a)	61,811	1,047,078
Domtar Corp.	7,209	314,961
EOG Resources, Inc.	2,438	247,652
Exxon Mobil Corp.(d)	17,911	1,502,554
Flowserve Corp.(a)	35,757	1,757,814
Freeport-McMoRan, Inc.*(a)	23,524	391,675
Fresh Del Monte Produce, Inc.	8,377	479,583
General Mills, Inc.(d)	95,084	5,940,848
Hain Celestial Group, Inc. (The)*	16,736	662,076
Halliburton Co.	3,588	202,973
Hecla Mining Co.(a)	65,547	422,123
Hormel Foods Corp.	215,420	7,819,746
IDEX Corp.	21,196	1,911,031
Ingredion, Inc.	11,563	1,482,261
JM Smucker Co. (The)	19,290	2,620,547
Joy Global, Inc.	26,998	759,184
KapStone Paper and Packaging Corp.	11,831	283,707
Kellogg Co.	56,742	4,125,711
Kinder Morgan, Inc.	9,409	210,197
Louisiana-Pacific Corp.*	17,109	327,295
Marathon Petroleum Corp.	2,226	106,959
Newmont Mining Corp.	90,962	3,300,101
Occidental Petroleum Corp.	3,233	219,100
Phillips 66	2,266	184,951
Pilgrim's Pride Corp.(a)	99,174	1,898,190
Pioneer Natural Resources Co.	692	124,719
Post Holdings, Inc.*	10,540	881,987
Royal Gold, Inc.	11,224	810,036
Sanderson Farms, Inc.	8,908	810,628

	Shares	Value
Common Stocks (continued)
United States (continued)
Schlumberger Ltd.	5,291	$442,910
Seaboard Corp.*(a)	447	1,720,950
Spectra Energy Corp.	2,818	117,370
Tahoe Resources, Inc.(a)	41,393	376,863
Tyson Foods, Inc., Class A(d)	145,996	9,167,089
Valero Energy Corp.	2,041	134,216
Williams Cos., Inc. (The)	3,125	90,125
Xylem, Inc.	49,064	2,419,346

Total United States		70,484,503

Total Common Stocks
(Cost $157,077,568)		167,958,737
Short-Term Investment — 9.2%
Money Market Fund — 9.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(e)
(Cost $16,946,722)	16,946,722	16,946,722

Investment of Cash Collateral For Securities Loaned — 3.1%
Money Market Fund — 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(f)
(Cost $5,705,042)	5,705,042	5,705,042

Total Investments — 103.5%
(Cost $179,729,332)		190,610,501
Other Assets and Liabilities, Net — (3.5)%		(6,501,356)
Net Assets — 100.0%		$184,109,145

Industry	Value	Net Assets
Grains Food Fiber	$33,215,576	18.0%
Precious Metals	29,136,818	15.8
Livestock	28,092,168	15.3
Coal	26,692,043	14.5
Water	26,201,354	14.2
Money Market Fund	22,651,764	12.3
Energy	9,528,571	5.2
Industrial Metals	9,002,677	4.9
Timber	6,089,530	3.3
Total Investments	$190,610,501	103.5%
Other Assets and Liabilities, Net	(6,501,356)	(3.5)
Total Net Assets	$184,109,145	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2017 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,603,576; total market value of collateral held by the Fund was $12,273,996. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,568,954.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At January 31, 2017, the value of this security was $131,425.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,795,804.
(e)	Reflects the 7-day yield at January 31, 2017.
(f)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(g)
iShares MSCI EAFE ETF	(0.10)	4/10/2018	$(18,256,023)	$–
SPDR S&P 500 ETF Trust	0.16	4/10/2018	(17,990,570)	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(g) Reflects a reset date of January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(h)
Common Stocks	$167,827,312	$–	$ 131,425 (i)	$167,958,737
Short-Term Investment:
Money Market Fund	16,946,722	–	–	16,946,722
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,705,042	–	–	5,705,042
Total Investments in Securities	190,479,076	–	131,425	190,610,501
Other Financial Instruments:(j)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$190,479,076	$–	$131,425	$190,610,501
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(h)	For a complete listing of investments and their countries, see the Schedules of Investments.
(i)	The Level 3 security valued at $131,425 has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Resources ETF (continued)

January 31, 2017 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017(k)
Common Stock:
Sakari Resources Ltd.(l)	$64,406	$–	$–	$67,019	$–	$–	$–	$–	$131,425	$67,019
Total	$64,406	$–	$–	$67,019	$–	$–	$–	$–	$131,425	$67,019

Information about Level 3 fair value measurements as of January 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$131,425	Peer Analysis				Comparable Securities

(k)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(l)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 98.3%
Consumer Discretionary — 17.6%
Apollo Education Group, Inc.*	84,598	$845,134
Blue Nile, Inc.	12,398	504,722
Cabela's, Inc.*	30,777	1,720,126
Calsonic Kansei Corp.	134,982	2,157,074
CST Brands, Inc.(a)	74,411	3,585,122
Harman International Industries, Inc.	30,401	3,379,375
LifeLock, Inc.*(a)	76,508	1,833,132
Tatts Group Ltd.	383,536	1,263,640
Time Warner, Inc.(b)	107,922	10,452,246
WCI Communities, Inc.*	20,484	479,326

Total Consumer Discretionary		26,219,897

Consumer Staples — 8.7%
Reynolds American, Inc.(b)	142,036	8,540,624
WhiteWave Foods Co. (The)*	81,497	4,487,225

Total Consumer Staples		13,027,849

Energy — 13.0%
Baker Hughes, Inc.	105,281	6,641,126
Energy Transfer Partners LP	121,074	4,618,973
Sakari Resources Ltd.*(c)(d)	425	232
Spectra Energy Corp.	138,288	5,759,695
Western Refining, Inc.	67,305	2,356,348

Total Energy		19,376,374

Financials — 5.2%
Allied World Assurance Co. Holdings AG	43,046	2,287,034
Cardinal Financial Corp.	23,101	724,447
Delta Lloyd NV	150,642	866,578
EverBank Financial Corp.	26,159	508,269
Genworth Financial, Inc., Class A*	369,285	1,240,798
Janus Capital Group, Inc.	39,947	499,338
London Stock Exchange Group PLC	26,673	1,064,103
Yadkin Financial Corp.	20,012	640,384

Total Financials		7,830,951

Health Care — 6.3%
Alere, Inc.*	86,373	3,195,801
Team Health Holdings, Inc.*(a)	122,701	5,332,585
Vascular Solutions, Inc.*	14,208	794,938

Total Health Care		9,323,324

Industrials — 6.1%
B/E Aerospace, Inc.	62,929	3,868,246
CLARCOR, Inc.	13,995	1,158,926
G&K Services, Inc., Class A	13,461	1,293,064
Joy Global, Inc.	100,645	2,830,137

Total Industrials		9,150,373

Information Technology — 18.6%
Brocade Communications Systems, Inc.	251,600	3,137,452
Intersil Corp., Class A	103,531	2,322,200
InvenSense, Inc.*(a)	205,787	2,605,263
Lattice Semiconductor Corp.*	100,336	721,416
Linear Technology Corp.	75,462	4,763,916
Mentor Graphics Corp.(a)	55,123	2,034,590
NeuStar, Inc., Class A*	48,468	1,609,138
NXP Semiconductors NV*	107,205	10,490,009

Total Information Technology		27,683,984

	Shares	Value
Common Stocks (continued)
Materials — 16.9%
Chemtura Corp.*	64,519	$2,135,579
Headwaters, Inc.*	101,336	2,347,955
Huabao International Holdings Ltd.*(a)	1,436,066	642,212
Linde AG	20,839	3,388,241
Monsanto Co.(b)	75,969	8,228,203
Stillwater Mining Co.*	151,609	2,577,353
Valspar Corp. (The)	53,279	5,896,387

Total Materials		25,215,930

Real Estate — 1.4%
Equity One, Inc.	67,420	2,102,830

Telecommunication Services — 3.2%
Level 3 Communications, Inc.*	71,052	4,224,752
Manitoba Telecom Services Inc.	17,556	505,774

Total Telecommunication Services		4,730,526

Utilities — 1.3%
Westar Energy, Inc.	34,433	1,883,141

Total Common Stocks
(Cost $144,870,157)		146,545,179
Rights - 0.0%(e)
Health Care — 0.0%(e)
Dyax Corp. CVR*(c)(d)	23,351	25,920
Trius Therapeutics CVR*(c)(d)	6,177	–
Total Rights
(Cost $0)		25,920
Short-Term Investment — 0.0%(e)
Money Market Fund — 0.0%(e)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(f)
(Cost $44,112)	44,112	44,112

Investment of Cash Collateral For Securities Loaned — 2.9%
Money Market Fund — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(g)
(Cost $4,310,324)	4,310,324	4,310,324

Total Investments — 101.2%
(Cost $149,224,593)		150,925,535
Other Assets and Liabilities, Net — (1.2)%		(1,841,519)
Net Assets — 100.0%		$149,084,016

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,412,799; total market value of collateral held by the Fund was $7,674,351. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,364,027.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $13,542,808.
(c)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At January 31, 2017, the value of this security was $26,152.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Less than 0.05%.
(f)	Reflects the 7-day yield at January 31, 2017.
(g)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(h)
Consumer Discretionary Select Sector SPDR Fund	(0.25)	1/10/2019	$(250,333)	$–
Energy Select Sector SPDR Fund	(0.24)	1/10/2019	(14,952,446)	–
Financial Select Sector SPDR Fund	0.07	1/10/2019	(3,335,475)	–
Industrial Select Sector SPDR Fund	(0.24)	1/10/2019	(1,736,168)	–
Materials Select Sector SPDR Fund	(0.25)	1/10/2019	(3,575,212)	–
Technology Select Sector SPDR Fund	(0.23)	1/10/2019	(6,527,377)	–
Utilities Select Sector SPDR Fund	(0.26)	1/10/2019	(294,687)	–
Vanguard FTSE Europe ETF	0.07	1/10/2019	(6,228,788)	–
Vanguard REIT ETF	0.04	1/10/2019	(2,065,098)	–
Vanguard Telecommunication Services ETF	(9.96)	1/10/2019	(2,769,501)	–
				$–
_______________
Cash posted has been segregated as collateral for swaps in the amount of $205,000 at January 31, 2017.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
(h) Reflects a reset date of January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(i)
Common Stocks	$146,544,947	$–	$ 232	(j)	$146,545,179
Rights	–	–	25,920	(j)	25,920
Short-Term Investment:
Money Market Fund	44,112	–	–		44,112
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,310,324	–	–		4,310,324
Total Investments in Securities	$150,899,383	$–	$26,152		$150,925,535
Other Financial Instruments:(k)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$150,899,383	$–	$26,152		$150,925,535
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Other Financial Instruments:(k)
Swap Contracts	$–	$–	$–		$–
Total Other Financial Instruments	$–	$–	$–		$–

(i)	For a complete listing of investments and their industries, see the Schedules of Investments.
(j)	The Level 3 security valued at $26,152 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2017 (unaudited)

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017(l)
Common Stock:
Sakari Resources Ltd.(m)	$114	$–	$–	$118	$–	$–	$–	$–	$232	$118
Right:
Dyax Corp. CVR(m)	25,920	–	–	–	–	–	–	–	25,920	–
Trius Therapeutics CVR(m)	–(n)	–	–	–	–	–	–	–	–(n)	–
Total	$26,034	$–	$–	$118	$–	$–	$–	$–	$26,152	$118

Information about Level 3 fair value measurements as of January 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$232	Peer Analysis				Comparable Securities
Right	25,920	Issuer Specific Facts				Contingent Payment Terms
Right	–	Issuer Specific Facts				Contingent Payment Terms

(l)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(m)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(n)	Includes a level 3 security valued at $0.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.5%
U.S. Large Cap Core Funds — 9.9%
Consumer Discretionary Select Sector SPDR Fund	1,091	$92,550
Consumer Staples Select Sector SPDR Fund(a)	1,433	75,362
Energy Select Sector SPDR Fund	697	50,811
Financial Select Sector SPDR Fund	4,298	100,186
Health Care Select Sector SPDR Fund(a)	1,545	108,953
Industrial Select Sector SPDR Fund(a)	1,169	74,091
iShares Core S&P 500 ETF	2,678	613,075
Materials Select Sector SPDR Fund(a)	430	22,343
SPDR S&P 500 ETF Trust	6,494	1,477,580
Technology Select Sector SPDR Fund	3,159	158,203
Utilities Select Sector SPDR Fund(a)	491	24,147
Vanguard Telecommunication Services ETF(a)	195	19,603

Total U.S. Large Cap Core Funds		2,816,904

U.S. Long Term Treasury Bond Fund — 0.7%
iShares 20+ Year Treasury Bond ETF(a)	1,530	183,753

U.S. Intermediate Term Treasury Bond Funds — 9.2%
iShares 3-7 Year Treasury Bond ETF	9,938	1,221,082
iShares 7-10 Year Treasury Bond ETF(a)	13,329	1,400,211

Total U.S. Intermediate Term Treasury Bond Funds		2,621,293

U.S. REITS Funds — 9.9%
iShares U.S. Real Estate ETF(a)	3,534	272,259
Real Estate Select Sector SPDR Fund	744	22,848
SPDR Dow Jones REIT ETF(a)	2,577	238,270
Vanguard REIT ETF	27,727	2,283,873

Total U.S. REITS Funds		2,817,250

U.S. Short Term Treasury Bond Funds — 69.8%
iShares Short Treasury Bond ETF(a)	63,969	7,059,619
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	69,615	7,067,315
Schwab Short-Term U.S. Treasury ETF	41,946	2,117,434
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	77,203	3,529,721

Total U.S. Short Term Treasury Bond Funds		19,774,089

Total Investment Companies
(Cost $28,022,545)		28,213,289
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(b)
(Cost $136,214)	136,214	136,214

Investment of Cash Collateral For Securities Loaned — 9.0%
Money Market Fund — 9.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(c)
(Cost $2,563,130)	2,563,130	2,563,130

Total Investments — 109.0%
(Cost $30,721,889)		30,912,633
Other Assets and Liabilities, Net — (9.0)%		(2,566,950)
Net Assets — 100.0%		$28,345,683

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,588,394; total market value of collateral held by the Fund was $2,638,917. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $75,787.
(b)	Reflects the 7-day yield at January 31, 2017.
(c)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Real Return ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$28,213,289	$–	$–	$28,213,289
Short-Term Investment:
Money Market Fund	136,214	–	–	136,214
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,563,130	–	–	2,563,130
Total Investments in Securities	$30,912,633	$–	$–	$30,912,633

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31,2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 99.6%
Consumer Discretionary — 23.6%
Ainsworth Game Technology Ltd.	14,317	$19,672
APN News & Media Ltd.*	28,874	55,676
APN Outdoor Group Ltd.	17,808	76,112
Automotive Holdings Group Ltd.	25,011	74,240
Bapcor Ltd.	28,397	118,135
Breville Group Ltd.	13,848	87,886
Corporate Travel Management Ltd.	7,034	92,807
Fairfax Media Ltd.	236,708	152,742
G8 Education Ltd.(a)	32,710	88,649
Greencross Ltd.	9,272	46,386
IDP Education Ltd.	12,942	40,086
InvoCare Ltd.	11,447	115,403
JB Hi-Fi Ltd.	12,371	259,673
Mantra Group Ltd.	31,943	65,716
Myer Holdings Ltd.	87,994	80,829
Navitas Ltd.	21,369	71,865
Nine Entertainment Co. Holdings Ltd.(a)	83,145	62,804
oOh!media Ltd.	14,779	50,151
RCG Corp., Ltd.(a)	36,231	37,544
Retail Food Group Ltd.	15,498	75,769
Seven West Media Ltd.(a)	95,662	58,824
Southern Cross Media Group Ltd.	82,374	91,925
Super Retail Group Ltd.(a)	14,968	110,675
Village Roadshow Ltd.	7,952	23,906
Vita Group Ltd.	12,896	31,132
Webjet Ltd.	9,163	78,465

Total Consumer Discretionary		2,067,072

Consumer Staples — 7.9%
Asaleo Care Ltd.	38,053	43,621
Australian Agricultural Co., Ltd.*	36,781	40,906
Bega Cheese Ltd.(a)	14,115	54,970
Bellamy's Australia Ltd.(a)	8,040	25,818
Costa Group Holdings Ltd.	32,314	80,462
GrainCorp Ltd., Class A	24,526	177,066
Inghams Group Ltd.*	21,536	51,663
Metcash Ltd.*	105,452	168,914
Tassal Group Ltd.	14,226	49,894

Total Consumer Staples		693,314

Energy — 4.1%
Beach Energy Ltd.	153,126	87,184
Whitehaven Coal Ltd.*	67,122	144,714
WorleyParsons Ltd.*(a)	17,267	129,641

Total Energy		361,539

Financials — 7.8%
Eclipx Group Ltd.	25,691	72,942
FlexiGroup Ltd.(a)	30,060	52,030
Genworth Mortgage Insurance Australia Ltd.(a)	26,190	66,207
IOOF Holdings Ltd.(a)	29,183	201,604
nib holdings Ltd.	47,108	164,863
Steadfast Group Ltd.	73,120	127,116

Total Financials		684,762

Health Care — 8.9%
Australian Pharmaceutical Industries Ltd.	39,439	56,437
Estia Health Ltd.	25,575	52,227
ImpediMed Ltd.*	37,133	21,142
Japara Healthcare Ltd.(a)	24,937	39,755
Mayne Pharma Group Ltd.*(a)	135,006	129,137
Monash IVF Group Ltd.	23,356	29,433
Nanosonics Ltd.*	26,251	57,394
Primary Health Care Ltd.	51,980	147,977

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Regis Healthcare Ltd.	14,477	$48,027
Sigma Pharmaceuticals Ltd.	110,982	101,524
Sirtex Medical Ltd	6,037	65,904
Virtus Health Ltd.	7,663	29,727

Total Health Care		778,684

Industrials — 12.3%
ALS Ltd.	53,395	239,966
Austal Ltd.	30,180	36,658
Cleanaway Waste Management Ltd.	160,548	138,943
Downer EDI Ltd.	45,123	212,382
GWA Group Ltd.	21,069	41,906
IPH Ltd.(a)	17,092	63,839
McMillan Shakespeare Ltd.	7,113	56,590
Monadelphous Group Ltd.	9,156	72,219
Reliance Worldwide Corp., Ltd.*	39,445	86,840
SmartGroup Corp., Ltd.	8,674	42,472
Spotless Group Holdings Ltd.	115,945	82,738

Total Industrials		1,074,553

Information Technology — 8.2%
Aconex Ltd.*	16,811	38,541
Altium Ltd.	11,680	71,556
carsales.com Ltd.	19,715	156,252
Hansen Technologies Ltd.	15,259	44,714
IRESS Ltd.	12,556	107,710
iSentia Group Ltd.(a)	20,969	41,707
MYOB Group Ltd.	24,751	63,885
NEXTDC Ltd.*	25,758	60,227
Technology One Ltd.	25,446	99,484
WiseTech Global Ltd.*	8,180	29,807

Total Information Technology		713,883

Materials — 26.3%
CSR Ltd.	54,404	182,136
DuluxGroup Ltd.	41,746	192,367
Galaxy Resources Ltd.*	171,920	79,613
Independence Group NL(a)	58,488	167,392
Jacana Minerals Ltd.*(b)(c)	2,006	223
Metals X Ltd.*	47,485	28,839
Mineral Resources Ltd.	16,353	152,573
Northern Star Resources Ltd.	62,939	182,042
Nufarm Ltd.	19,957	135,899
Orocobre Ltd.*	19,569	62,691
OZ Minerals Ltd.	32,485	221,456
Pact Group Holdings Ltd.	18,744	92,919
Perseus Mining Ltd.*	104,557	26,590
Pilbara Minerals Ltd.*(a)	108,751	44,169
Regis Resources Ltd.	47,489	114,643
Resolute Mining Ltd.	65,050	71,852
Sandfire Resources NL	16,456	82,201
Saracen Mineral Holdings Ltd.*	80,577	64,840
Sims Metal Management Ltd.	17,339	147,293
St. Barbara Ltd.*	53,617	94,432
Syrah Resources Ltd.*(a)	24,682	57,711
TFS Corp., Ltd.(a)	34,943	41,647
Western Areas Ltd.*	28,485	52,980

Total Materials		2,296,508

Telecommunication Services — 0.5%
SpeedCast International Ltd.	14,668	39,975

Total Common Stocks
(Cost $8,823,623)		8,710,290

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(d)
(Cost $37,897)	37,897	$37,897

Investment of Cash Collateral For Securities Loaned — 7.9%
Money Market Fund — 7.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(e)
(Cost $687,670)	687,670	687,670

Total Investments — 107.9%
(Cost $9,549,190)		9,435,857
Other Assets and Liabilities, Net — (7.9)%		(689,699)
Net Assets — 100.0%		$8,746,158

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,119,350; total market value of collateral held by the Fund was $1,179,221. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $491,551.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2017, the value of this security was $223.
(d)	Reflects the 7-day yield at January 31, 2017.
(e)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Australia Small Cap ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$8,644,163	$65,904	$ 223	(g)	$8,710,290
Short-Term Investment:
Money Market Fund	37,897	–	–		37,897
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	687,670	–	–		687,670
Total Investments in Securities	$9,369,730	$65,904	$223		$9,435,857

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The Level 3 security valued at $223 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the amount of transfers between Level 1 and Level 2 was $108,079 as a result of a company announcement.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017(h)
Common Stock:
Jacana Minerals Ltd.(i)	$201	$–	$–	$22	$–	$–	$–	$–	$223	$22
Total	$201	$–	$–	$22	$–	$–	$–	$–	$223	$22

Information about Level 3 fair value measurements as of January 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$223	Peer Analysis				Comparable Securities

(h)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 6.9%
Aimia, Inc.	13,013	$85,140
Amaya Inc.*	9,110	124,727
Corus Entertainment, Inc., Class B(a)	9,243	91,597
DHX Media Ltd.	8,557	44,237
EnerCare, Inc.	8,824	122,572
Hudson's Bay Co.	7,001	53,699
Martinrea International, Inc.	7,319	46,258
Quebecor, Inc., Class B(a)	7,103	213,512

Total Consumer Discretionary		781,742

Consumer Staples — 3.5%
Cott Corp.	11,669	123,604
Jean Coutu Group (PJC), Inc. (The), Class A	6,556	102,834
Maple Leaf Foods, Inc.	7,444	170,320

Total Consumer Staples		396,758

Energy — 25.1%
Advantage Oil & Gas Ltd.*	15,606	100,429
Baytex Energy Corp.*	17,781	70,783
Birchcliff Energy Ltd.*	18,968	116,681
Bonavista Energy Corp.	19,609	69,487
Canacol Energy Ltd.*	14,462	41,154
Canadian Energy Services & Technology Corp.	21,248	125,655
Cardinal Energy Ltd.	5,896	38,802
Crew Energy, Inc.*	11,897	52,835
Ensign Energy Services, Inc.	10,577	71,960
Freehold Royalties Ltd.(a)	7,777	77,069
Gibson Energy, Inc.	12,047	175,103
Kelt Exploration Ltd.*	12,366	59,660
MEG Energy Corp.*	13,535	70,180
Mullen Group Ltd.	8,561	123,121
NuVista Energy Ltd.*	14,120	70,505
Painted Pony Petroleum Ltd.*	8,366	50,180
Paramount Resources Ltd., Class A*	4,128	52,940
Parex Resources, Inc.*	12,347	143,381
Parkland Fuel Corp.	8,124	169,241
Pengrowth Energy Corp.*	37,586	46,991
Penn West Petroleum Ltd.*	42,779	72,843
Precision Drilling Corp.*	24,987	140,291
Raging River Exploration, Inc.*	17,794	129,113
Secure Energy Services, Inc.	13,152	108,948
Spartan Energy Corp.*	26,994	59,009
TORC Oil & Gas Ltd.	14,882	82,985
Veresen, Inc.(a)	26,831	272,272
Whitecap Resources, Inc.	30,963	246,042

Total Energy		2,837,660

Financials — 3.3%
Canadian Western Bank(a)	7,284	165,318
Genworth MI Canada, Inc.	3,484	87,197
Home Capital Group, Inc.(a)	5,069	115,591

Total Financials		368,106

Health Care — 2.4%
Canopy Growth Corp.*(a)	8,618	65,110
Extendicare, Inc.	7,519	59,633
Knight Therapeutics, Inc.*	8,989	70,878

	Shares	Value
Common Stocks (continued)
Health Care (continued)
ProMetic Life Sciences, Inc.*(a)	49,369	$80,278

Total Health Care		275,899

Industrials — 13.0%
Aecon Group, Inc.	4,793	59,740
Air Canada*	23,273	238,665
Bombardier, Inc., Class B*	163,335	311,950
CAE, Inc.	22,960	325,446
Chorus Aviation, Inc.	10,181	54,819
Russel Metals, Inc.	5,245	108,621
TFI International, Inc.	7,421	200,474
WestJet Airlines Ltd.	9,901	166,770

Total Industrials		1,466,485

Information Technology — 1.4%
DH Corp.	9,080	160,254

Materials — 33.8%
Alacer Gold Corp.*	24,823	45,695
Alamos Gold, Inc., Class A(a)	22,767	170,436
Asanko Gold, Inc.*	16,893	61,806
B2Gold Corp.*	79,899	242,072
Canfor Corp.*	6,138	66,429
Centerra Gold, Inc.	18,263	90,072
Dominion Diamond Corp.	6,840	68,361
Endeavour Mining Corp.*	5,605	106,877
Endeavour Silver Corp.*	10,774	45,534
First Majestic Silver Corp.*	13,654	130,597
Fortuna Silver Mines, Inc.*	12,396	77,014
Guyana Goldfields, Inc.*	14,101	69,870
Hudbay Minerals, Inc.	20,182	157,741
IAMGOLD Corp.*	38,240	176,571
Interfor Corp.*	5,934	62,856
Intertape Polymer Group, Inc.	4,738	86,238
Ivanhoe Mines Ltd., Class A*	45,370	138,154
Kirkland Lake Gold Ltd.*	15,993	114,450
Klondex Mines Ltd.*	12,442	61,458
Labrador Iron Ore Royalty Corp.	4,942	71,188
Lucara Diamond Corp.	25,800	58,180
Lundin Mining Corp.*	53,407	326,075
MAG Silver Corp.*	5,985	84,926
Nevsun Resources Ltd.	25,393	79,855
New Gold, Inc.*	42,542	113,228
Norbord, Inc.	3,427	84,903
Novagold Resources, Inc.*(a)	19,839	104,996
Pan American Silver Corp.	12,759	248,183
Premier Gold Mines Ltd.*(a)	16,765	37,677
Pretium Resources, Inc.*	12,147	130,624
Richmont Mines, Inc.*	5,281	43,220
Sandstorm Gold Ltd.*	12,851	56,579
SEMAFO, Inc.*	27,771	103,309
Silver Standard Resources, Inc.*	10,212	107,701
Torex Gold Resources, Inc.*	6,774	143,404
Western Forest Products, Inc.	33,637	47,988

Total Materials		3,814,267

Real Estate — 0.6%
Tricon Capital Group, Inc.	9,092	67,645

Telecommunication Services — 1.6%
Manitoba Telecom Services Inc.	6,367	183,428

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities — 8.1%
Algonquin Power & Utilities Corp.	23,104	$200,427
Capital Power Corp.	7,405	140,177
Just Energy Group, Inc.	8,240	48,855
Northland Power, Inc.(a)	9,539	175,159
Superior Plus Corp.	11,960	117,972
TransAlta Corp.	24,591	145,235
TransAlta Renewables, Inc.	7,697	87,375

Total Utilities		915,200

Total Common Stocks
(Cost $11,502,694)		11,267,444
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(b)
(Cost $22,265)	22,265	22,265

Investment of Cash Collateral For Securities Loaned — 12.2%
Money Market Fund — 12.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(c)
(Cost $1,381,066)	1,381,066	1,381,066

Total Investments — 112.1%
(Cost $12,906,025)		12,670,775
Other Assets and Liabilities, Net — (12.1)%		(1,371,320)
Net Assets — 100.0%		$11,299,455

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,314,771; total market value of collateral held by the Fund was $1,381,066.
(b)	Reflects the 7-day yield at January 31, 2017.
(c)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Canada Small Cap ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$11,267,444	$–	$–	$11,267,444
Short-Term Investment:
Money Market Fund	22,265	–	–	22,265
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,381,066	–	–	1,381,066
Total Investments in Securities	$12,670,775	$–	$–	$12,670,775

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017(e)
Common Stock:
Poseidon Concepts Corp.	$–(f)	$–	$–	$–	$–	$–(f)	$–	$–	$–	$–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

(e)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(f)	Includes a level 3 security valued at $0.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.6%
Argentina - 2.3%
Adecoagro SA*	28,634	$331,295

Australia - 10.2%
Australian Agricultural Co., Ltd.*(a)	89,603	99,652
Bega Cheese Ltd.(a)	34,387	133,918
Costa Group Holdings Ltd.	78,720	196,014
Elders Ltd.*(a)	29,003	93,575
GrainCorp Ltd., Class A	59,747	431,344
Inghams Group Ltd.*	52,464	125,857
Nufarm Ltd.	48,617	331,061
Select Harvests Ltd.(a)	18,520	78,592

Total Australia		1,490,013
Canada - 3.6%
Maple Leaf Foods, Inc.	23,049	527,365

China - 6.7%
China BlueChemical Ltd., Class H	469,543	163,386
China Greenfresh Group Co. Ltd.	63,732	30,637
China Huishan Dairy Holdings Co., Ltd.(a)	938,079	350,600
China Modern Dairy Holdings Ltd.*(a)	499,294	123,547
COFCO Meat Holdings Ltd.*	208,699	43,034
First Tractor Co., Ltd., Class H	106,579	67,029
Leyou Technologies Holdings Ltd.*	614,668	127,538
Sinofert Holdings Ltd.	467,285	78,289

Total China		984,060
Hong Kong - 1.9%
C.P. Pokphand Co., Ltd.	1,718,442	201,535
China Green Holdings Ltd.*	1,663,878	43,530
Tianyi Summi Holdings Ltd.	200,119	25,791

Total Hong Kong		270,856
Indonesia - 5.0%
PT Astra Agro Lestari Tbk	103,667	122,475
PT Charoen Pokphand Indonesia Tbk	1,922,320	446,298
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	730,925	84,848
PT Sawit Sumbermas Sarana Tbk	673,446	81,706

Total Indonesia		735,327
Japan - 36.2%
Fuji Oil Holdings, Inc.	15,958	320,365
Iseki & Co., Ltd.	51,538	102,550
Itoham Yonekyu Holdings, Inc.*	48,082	426,684
Kumiai Chemical Industry Co., Ltd.(a)	19,257	113,070
Megmilk Snow Brand Co., Ltd.	13,116	345,100
Morinaga Milk Industry Co., Ltd.	54,241	374,375
NH Foods Ltd.	53,796	1,469,444
Nichirei Corp.	30,792	628,012
Nihon Nohyaku Co., Ltd.	12,808	69,970
Nippon Soda Co. Ltd.	34,149	166,839
Nisshin Oillio Group Ltd. (The)	34,751	164,533
Nisshin Seifun Group, Inc.	63,464	967,956
Prima Meat Packers Ltd.	37,022	145,030

Total Japan		5,293,928
Netherlands - 2.4%
OCI NV*(a)	18,973	358,105

Singapore - 6.3%
First Resources Ltd.	127,593	174,797
Golden Agri-Resources Ltd.	1,675,920	505,583
Japfa Ltd.	73,967	54,604
Olam International Ltd.	129,759	183,291

Total Singapore		918,275
Spain - 2.4%
Ebro Foods SA	16,971	350,305

Thailand - 0.7%
GFPT PCL	66,126	27,795
Thai Vegetable Oil PCL	57,444	66,890

	Shares	Value
Common Stocks (continued)
Thailand (continued)
Thaifoods Group PCL*	65,510	$12,094

Total Thailand		106,779
United Kingdom - 1.9%
Dairy Crest Group PLC(a)	36,244	271,540

United States - 20.0%
AGCO Corp.	17,784	1,116,835
American Vanguard Corp.	6,950	119,540
Cal-Maine Foods, Inc.(a)	7,604	317,087
CVR Partners LP(a)	17,944	113,944
Platform Specialty Products Corp.*(a)	50,805	616,773
Sanderson Farms, Inc.	5,243	477,113
Titan International, Inc.	11,686	155,307

Total United States		2,916,599

Total Common Stocks
(Cost $12,483,174)		14,554,447
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(b)
(Cost $50,715)	50,715	50,715

Investment of Cash Collateral For Securities Loaned — 6.9%
Money Market Fund — 6.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(c)
(Cost $1,002,178)	1,002,178	1,002,178

Total Investments — 106.8%
(Cost $13,536,067)		15,607,340
Other Assets and Liabilities, Net — (6.8)%		(997,994)
Net Assets — 100.0%		$14,609,346

		% of
Industry	Value	Net Assets
Crop Production and Farming	$6,862,286	47.0%
Livestock Operations	3,331,640	22.8
Agricultural Chemicals	2,130,977	14.6
Agricultural Machinery	1,441,721	9.8
Money Market Fund	1,052,893	7.2
Agricultural Supplies and Logistics	787,823	5.4
Total Investments	$15,607,340	106.8%
Other Assets and Liabilities, Net	(997,994)	(6.8)
Total Net Assets	$14,609,346	100.0%

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2017 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,564,291; total market value of collateral held by the Fund was $1,662,568. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $660,390.
(b)	Reflects the 7-day yield at January 31, 2017.
(c)	Reflects the 1-day yield at January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Common Stocks	$14,554,447	$–	$–	$14,554,447
Short-Term Investment:
Money Market Fund	50,715	–	–	50,715
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,002,178	–	–	1,002,178
Total Investments in Securities	$15,607,340	$–	$–	$15,607,340

(d)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Oil Small Cap ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Canada - 12.9%
Baytex Energy Corp.*	10,285	$40,943
Canadian Energy Services & Technology Corp.	12,351	73,040
Canyon Services Group, Inc.*	4,208	20,173
Cardinal Energy Ltd.	3,384	22,270
Ensign Energy Services, Inc.	6,127	41,685
Gibson Energy, Inc.	7,007	101,847
MEG Energy Corp.*	7,893	40,926
Mullen Group Ltd.	4,977	71,577
Pengrowth Energy Corp.*	21,819	27,279
Penn West Petroleum Ltd.*	24,847	42,309
Sunshine Oilsands Ltd.*	123,333	4,768
TORC Oil & Gas Ltd.	8,672	48,357
Trinidad Drilling Ltd.*	10,823	24,157

Total Canada		559,331
China - 5.2%
China Oilfield Services Ltd., Class H	90,110	97,782
Sinopec Oilfield Service Corp., Class H*	104,800	20,935
Sinopec Shanghai Petrochemical Co., Ltd., Class H	174,295	108,270

Total China		226,987
France - 1.0%
Etablissements Maurel et Prom*	9,412	43,127

Indonesia - 0.1%
PT Elnusa Tbk	158,985	5,144

Italy - 0.6%
Saras SpA	16,985	26,230

Japan - 3.9%
Cosmo Energy Holdings Co., Ltd.	3,996	69,395
Fuji Oil Co. Ltd.*	2,300	8,274
Showa Shell Sekiyu K.K.	9,248	90,940

Total Japan		168,609
Norway - 3.4%
Aker BP ASA	4,264	77,582
Aker Solutions ASA*	6,385	34,409
DNO ASA*	31,667	33,138
Fred Olsen Energy ASA*	1,485	3,195

Total Norway		148,324
Spain - 1.4%
Tecnicas Reunidas SA	1,552	61,555

Thailand - 4.9%
Bangchak Petroleum PCL (The)	46,477	46,530
IRPC PCL	519,995	76,796
Star Petroleum Refining PCL‡	45,600	16,059
Thai Oil PCL	34,609	70,525

Total Thailand		209,910
United Kingdom - 8.5%
Genel Energy PLC*(a)	5,879	4,937
Seadrill Ltd.*(a)	15,017	28,082
Subsea 7 SA*(a)	12,539	170,839
Tullow Oil PLC*(a)	44,866	166,120

Total United Kingdom		369,978
United States - 57.8%
Alon USA Energy, Inc.	1,253	14,109
Alon USA Partners LP	443	4,408
California Resources Corp.*(a)	1,444	30,930
Cobalt International Energy, Inc.*	14,165	13,893
CVR Energy, Inc.(a)	613	13,615
CVR Refining LP*(a)	5,565	62,328
Delek US Holdings, Inc.	2,148	48,115
Denbury Resources, Inc.*(a)	15,451	51,761
Diamond Offshore Drilling, Inc.*(a)	2,511	41,130
Ensco PLC, Class A	11,831	129,195
EP Energy Corp., Class A*(a)	1,480	7,755

	Shares	Value
Common Stocks (continued)
United States (continued)
Extraction Oil & Gas, Inc.*(a)	1,533	$27,471
Fairmount Santrol Holdings, Inc.*	6,226	77,950
Gulfport Energy Corp.*	4,899	102,389
Halcon Resources Corp.*(a)	2,181	18,408
Independence Contract Drilling, Inc.*	1,252	7,938
Kosmos Energy Ltd.*(a)	6,134	40,116
Mammoth Energy Services, Inc.*	292	5,256
Nabors Industries Ltd.	10,718	174,168
Noble Corp. PLC(a)	9,451	63,794
NOW, Inc.*	4,076	86,656
Oasis Petroleum, Inc.*	9,064	128,165
Oceaneering International, Inc.	3,807	106,025
Oil States International, Inc.*	1,974	77,973
Par Pacific Holdings, Inc.*(a)	1,255	18,235
PBF Energy, Inc., Class A(a)	3,814	88,447
Pioneer Energy Services Corp.*	2,891	18,213
Resolute Energy Corp.*	577	26,536
Rowan Cos. PLC, Class A*	4,848	86,876
RPC, Inc.(a)	2,229	47,968
Sanchez Energy Corp.*(a)	2,175	28,840
SemGroup Corp., Class A	2,573	102,148
Shell Midstream Partners LP	3,463	112,444
SM Energy Co.	3,741	114,138
Superior Energy Services, Inc.*	5,851	103,387
Synergy Resources Corp.*	7,440	64,058
Tallgrass Energy Partners LP	1,700	84,116
Tesco Corp.*	1,716	14,758
Tesoro Logistics LP	2,663	154,134
Western Refining, Inc.	3,267	114,378

Total United States		2,512,224

Total Common Stocks
(Cost $3,903,283)		4,331,419
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.41%(c)
(Cost $1,655)	1,655	1,655

Investment of Cash Collateral For Securities Loaned — 18.5%
Money Market Fund — 18.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $803,768)	803,768	803,768

Total Investments — 118.2%
(Cost $4,708,706)		5,136,842
Other Assets and Liabilities, Net — (18.2)%		(791,985)
Net Assets — 100.0%		$4,344,857

Industry	Value	% of Net Assets
Equipment, Services & Drilling	$2,062,283	47.5%
Exploration & Production	1,398,604	32.2
Refining & Marketing	870,532	20.0
Money Market Fund	805,423	18.5
Total Investments	$5,136,842	118.2%
Other Assets and Liabilities, Net	(791,985)	(18.2)
Total Net Assets	$4,344,857	100.0%

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $763,580; total market value of collateral held by the Fund was $803,768.
(b)	Less than 0.05%.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Global Oil Small Cap ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$4,331,419	$–	$–	$4,331,419
Short-Term Investment:
Money Market Fund	1,655	–	–	1,655
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	803,768	–	–	803,768
Total Investments in Securities	$5,136,842	$–	$–	$5,136,842

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017(f)
Common Stock:
Pacific Exploration and Production Corp	$–(g)	$–	$–	$–	$–	$–(g)	$–	$–	$–	$–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

(f)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(g)	Includes a level 3 security valued at $0.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Diversified REITs - 15.9%
Cousins Properties, Inc.	347,065	$2,950,053
Empire State Realty Trust, Inc., Class A(a)	151,859	3,111,591
Investors Real Estate Trust(a)	118,446	762,792
Kennedy-Wilson Holdings, Inc.	91,016	1,861,277
Monmouth Real Estate Investment Corp.(a)	63,632	929,027
New Senior Investment Group, Inc.	79,366	794,454
Redwood Trust, Inc.	74,058	1,147,899
Resource Capital Corp.(a)	28,806	236,785
Washington Real Estate Investment Trust(a)	73,222	2,302,832
Winthrop Realty Trust*(a)(b)(c)	29,107	227,908
		–
Total Diversified REITs		14,324,618

Hotel REITs - 14.7%
Ashford Hospitality Prime, Inc.	22,914	307,964
Ashford Hospitality Trust, Inc.	80,531	612,036
Chesapeake Lodging Trust	58,106	1,487,514
DiamondRock Hospitality Co.	195,252	2,200,490
FelCor Lodging Trust, Inc.	126,435	973,549
Hersha Hospitality Trust	40,077	801,139
MGM Growth Properties LLC, Class A(a)	56,862	1,468,177
Pebblebrook Hotel Trust(a)	70,018	2,094,238
Summit Hotel Properties, Inc.	85,060	1,346,500
Xenia Hotels & Resorts, Inc.	105,627	1,938,255
		–
Total Hotel REITs		13,229,862

Mortgage REITs - 12.4%
AG Mortgage Investment Trust, Inc.	27,007	473,163
Altisource Residential Corp.(a)	48,629	590,356
Anworth Mortgage Asset Corp.	92,759	475,854
Apollo Commercial Real Estate Finance, Inc.	79,263	1,379,969
Ares Commercial Real Estate Corp.	25,312	341,206
ARMOUR Residential REIT, Inc.	35,809	752,705
Capstead Mortgage Corp.(a)	93,361	996,162
Dynex Capital, Inc.	45,503	303,960
Invesco Mortgage Capital, Inc.	110,007	1,602,802
iStar, Inc.*	66,940	751,067
MTGE Investment Corp.	44,695	710,650
New York Mortgage Trust, Inc.(a)	107,020	685,998
Orchid Island Capital, Inc.	24,415	288,829
PennyMac Mortgage Investment Trust	63,096	1,069,477
RAIT Financial Trust	89,705	310,379
Western Asset Mortgage Capital Corp.	39,964	403,237
		–
Total Mortgage REITs		11,135,814

Office REITs - 19.3%
Brandywine Realty Trust	170,797	2,749,832
Easterly Government Properties, Inc.(a)	34,668	682,960
First Industrial Realty Trust, Inc.	113,679	2,938,602
First Potomac Realty Trust	56,109	574,556
Franklin Street Properties Corp.(a)	102,319	1,304,567
Global Net Lease, Inc.	168,191	1,303,480
Government Properties Income Trust(a)	68,961	1,328,189
Lexington Realty Trust	183,520	1,967,334
Mack-Cali Realty Corp.	79,782	2,235,492
Rexford Industrial Realty, Inc.(a)	64,821	1,472,085
Tier REIT, Inc.	46,599	848,568
		–
Total Office REITs		17,405,665

Residential REITs - 6.4%
Education Realty Trust, Inc.	71,923	2,892,024
Independence Realty Trust, Inc.	67,864	626,385

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Monogram Residential Trust, Inc.	163,814	$1,665,988
Silver Bay Realty Trust Corp.	31,618	532,763
		–
Total Residential REITs		5,717,160

Retail REITs - 17.2%
Acadia Realty Trust	79,432	2,529,115
CBL & Associates Properties, Inc.	164,967	1,789,892
Cedar Realty Trust, Inc.	80,623	484,544
Four Corners Property Trust, Inc.	59,060	1,288,099
Kite Realty Group Trust	82,226	1,975,068
Pennsylvania Real Estate Investment Trust(a)	66,854	1,197,355
Ramco-Gershenson Properties Trust	76,974	1,251,597
Retail Opportunity Investments Corp.(a)	106,011	2,247,433
Seritage Growth Properties, Class A(a)	22,387	913,390
Washington Prime Group, Inc.	182,003	1,756,329
		–
Total Retail REITs		15,432,822

Specialized REITs - 13.8%
Care Capital Properties, Inc.	82,464	2,037,685
CareTrust REIT, Inc.(a)	61,874	938,010
InfraREIT, Inc.	34,269	564,753
MedEquities Realty Trust, Inc.	29,162	317,866
National Storage Affiliates Trust	36,615	814,684
Physicians Realty Trust	133,204	2,470,934
QTS Realty Trust, Inc., Class A	39,335	1,982,091
Sabra Health Care REIT, Inc.(a)	62,857	1,596,568
STAG Industrial, Inc.	74,493	1,723,768
		–
Total Specialized REITs		12,446,359

Total Common Stocks
(Cost $87,940,322)		89,692,300
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(d)
(Cost $221,746)	221,746	221,746

Investment of Cash Collateral For Securities Loaned — 5.5%
Money Market Fund — 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(e)
(Cost $4,951,244)	4,951,244	4,951,244

Total Investments — 105.4%
(Cost $93,113,312)		94,865,290
Other Assets and Liabilities, Net — (5.4)%		(4,911,627)
Net Assets — 100.0%		$89,953,663

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,581,748; total market value of collateral held by the Fund was $14,918,538. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $9,967,294.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At January 31, 2017, the value of this security was $227,908.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Reflects the 7-day yield at January 31, 2017.
(e)	Reflects the 1-day yield at January 31, 2017.

REIT  - Real Estate Investment Trust

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(f)
Common Stocks	$89,464,392	$–	$ 227,908	(g)	$89,692,300
Short-Term Investment:
Money Market Fund	221,746	–	–		221,746
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,951,244	–	–		4,951,244
Total Investments in Securities	$94,637,382	$–	$227,908		$94,865,290

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	The Level 3 Security, valued at $227,908, has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund transferred common stock valued at $370,852 from Level 1 to Level 3 as a result of a company dissolution. For the period ended January 31, 2017, there were no transfers between level 1 and level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2017(h)
Common Stock:
Winthrop Realty Trust(i)	$ –	$ –	$ (4,846)	$ (125,077)	$ 6,958	$ (19,979)	$ 370,852	$ –	$ 227,908	$ (142,333)
Total	$ –	$ –	$ (4,846)	$ (125,077)	$ 6,958	$ (19,979)	$ 370,852	$ –	$ 227,908	$ (142,333)

Information about Level 3 fair value measurements as of January 31, 2017.
Security Type	Fair Value	Valuation Technique				Unobservable Inputs
Common Stock	$227,908	Issue Specific Facts				Company Announcement

(h)	Included in "Net change in unrealized appreciation (depreciation) on investments".
(i)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.7%
Australia - 7.4%
AGL Energy Ltd.	9,183	$157,551
Alumina Ltd.(a)	48,029	70,735
Amcor Ltd.	15,827	171,815
AMP Ltd.	39,593	150,285
APA Group	16,458	105,200
Aristocrat Leisure Ltd.	10,724	124,396
ASX Ltd.	3,863	146,307
Aurizon Holdings Ltd.	29,154	110,883
Australia & New Zealand Banking Group Ltd.	34,999	778,220
Bank of Queensland Ltd.	8,577	77,939
Bendigo & Adelaide Bank Ltd.	9,072	86,432
BHP Billiton Ltd.	40,338	815,786
BHP Billiton PLC(b)	26,838	485,370
BlueScope Steel Ltd.	7,000	59,570
Boral Ltd.	24,126	106,595
Brambles Ltd.	21,886	172,960
Caltex Australia Ltd.	4,181	90,777
Challenger Ltd.	12,542	104,924
Coca-Cola Amatil Ltd.	12,247	90,649
Commonwealth Bank of Australia	21,220	1,315,474
Computershare Ltd.	9,425	92,228
CSL Ltd.	5,945	506,826
Dexus Property Group	17,009	115,953
Fortescue Metals Group Ltd.	20,202	102,140
Goodman Group	25,649	134,742
GPT Group (The)	30,398	107,999
Healthscope Ltd.	20,682	34,385
Incitec Pivot Ltd.	30,036	87,787
Insurance Australia Group Ltd.	36,280	158,917
Macquarie Group Ltd.	4,072	261,520
Medibank Pvt Ltd.	48,103	98,597
Mirvac Group	64,384	99,221
National Australia Bank Ltd.	32,526	748,912
Newcrest Mining Ltd.	9,967	162,906
Oil Search Ltd.	20,339	106,075
Orica Ltd.	6,405	91,169
Origin Energy Ltd.	25,715	138,408
QBE Insurance Group Ltd.	18,497	175,525
Ramsay Health Care Ltd.	2,039	103,400
Santos Ltd.	27,054	82,152
Scentre Group	66,736	222,916
SEEK Ltd.	7,154	78,423
Sonic Healthcare Ltd.	6,617	104,585
South32 Ltd.	72,070	150,458
Stockland	37,094	122,496
Suncorp Group Ltd.	18,374	181,750
Sydney Airport	19,257	85,521
Tatts Group Ltd.	25,730	84,773
Telstra Corp. Ltd.	49,659	188,493
Transurban Group	26,687	206,646
Treasury Wine Estates Ltd.	12,033	106,238
Vicinity Centres	48,181	104,609
Wesfarmers Ltd.	13,873	424,006
Westfield Corp.	26,483	176,719
Westpac Banking Corp.	40,641	978,336
Woodside Petroleum Ltd.	10,473	250,920
Woolworths Ltd.	16,946	316,468

Total Australia		12,414,087
Austria - 0.2%
ANDRITZ AG	1,562	84,344
Erste Group Bank AG*	4,496	136,727

	Shares	Value
Common Stocks (continued)
Austria (continued)
OMV AG	2,879	$100,698

Total Austria		321,769
Belgium - 1.1%
Ageas	2,967	126,911
Anheuser-Busch InBev SA/NV	9,749	1,013,012
Groupe Bruxelles Lambert SA	1,416	120,570
KBC Group NV	3,543	229,812
Proximus SA	2,338	67,121
Solvay SA	1,120	131,145
UCB SA	1,773	122,093
Umicore SA	1,870	104,683

Total Belgium		1,915,347
China - 0.2%
AAC Technologies Holdings, Inc.	11,798	121,639
China Mengniu Dairy Co. Ltd.	36,795	69,139
Want Want China Holdings Ltd.(a)	108,605	77,821

Total China		268,599
Denmark - 1.6%
AP Moller - Maersk A/S, Class A	58	92,540
AP Moller - Maersk A/S, Class B	80	133,570
Carlsberg A/S, Class B	1,488	134,490
Chr Hansen Holding A/S	1,629	99,419
Coloplast A/S, Class B	1,595	114,217
Danske Bank A/S	9,420	313,872
DSV A/S	2,807	136,397
Genmab A/S*	884	170,588
ISS A/S	2,810	99,917
Novo Nordisk A/S, Class B	22,806	819,873
Novozymes A/S, Class B	3,152	122,887
Pandora A/S	1,429	187,196
Vestas Wind Systems A/S	3,094	216,523

Total Denmark		2,641,489
Finland - 1.0%
Elisa OYJ	2,169	73,204
Fortum OYJ	5,956	95,198
Kone OYJ, Class B	4,726	214,000
Neste OYJ	1,502	52,365
Nokia OYJ	74,858	335,731
Nokian Renkaat OYJ	2,477	92,942
Orion OYJ, Class B	1,784	83,134
Sampo OYJ, Class A	5,837	270,615
Stora Enso OYJ, Class R	8,921	101,422
UPM-Kymmene OYJ	7,557	171,504
Wartsila OYJ Abp	2,386	119,774

Total Finland		1,609,889
France - 8.7%
Accor SA	2,944	119,325
Air Liquide SA	4,884	527,814
Airbus SE	6,998	474,638
Alstom SA*	2,543	72,141
Arkema SA	1,195	118,037
Atos SE	1,329	141,456
AXA SA	23,165	568,782
BNP Paribas SA	12,145	776,744
Bouygues SA	2,907	105,730
Bureau Veritas SA	4,380	85,770
Capgemini SA	1,996	162,579
Carrefour SA	7,119	174,296
Casino Guichard Perrachon SA	943	50,853
Christian Dior SE	632	135,747
Cie de Saint-Gobain	6,216	305,652
Cie Generale des Etablissements Michelin	2,526	271,292

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Credit Agricole SA	13,688	$181,432
Danone SA	6,860	429,915
Dassault Systemes SE	1,792	138,817
Edenred	3,962	86,341
Engie SA	18,085	216,260
Essilor International SA	2,563	300,250
Eutelsat Communications SA	3,077	52,457
Groupe Eurotunnel SE	7,079	65,846
Hermes International	323	140,482
Iliad SA	369	78,938
Ingenico Group SA	845	71,284
JCDecaux SA	1,509	48,255
Kering	1,016	241,778
Klepierre	3,048	115,783
Legrand SA	3,775	219,403
L'Oreal SA	2,943	535,437
LVMH Moet Hennessy Louis Vuitton SE	3,114	627,965
Natixis SA	12,555	74,422
Orange SA	22,969	355,584
Pernod Ricard SA	2,541	297,536
Peugeot SA*	5,202	96,695
Publicis Groupe SA	2,806	192,742
Renault SA	2,258	203,466
Rexel SA	5,526	96,178
Safran SA	3,622	245,426
Sanofi	13,988	1,126,053
Schneider Electric SE	6,967	498,586
SCOR SE	2,760	93,524
SFR Group SA*	1,478	42,903
Societe BIC SA	483	63,185
Societe Generale SA	9,118	445,935
Sodexo SA	1,060	117,246
Suez	4,539	68,821
Teleperformance	845	90,506
Thales SA	1,503	140,956
TOTAL SA	27,198	1,371,472
Unibail-Rodamco SE	1,270	292,272
Valeo SA	3,267	199,552
Veolia Environnement SA	6,388	108,696
Vinci SA	5,960	418,019
Vivendi SA	14,168	259,374
Zodiac Aerospace	3,134	95,172

Total France		14,635,820
Germany - 8.1%
adidas AG	2,640	415,546
Allianz SE	5,439	921,659
BASF SE	11,586	1,115,871
Bayer AG	10,345	1,143,698
Bayerische Motoren Werke AG	4,290	390,229
Beiersdorf AG	1,503	133,095
Brenntag AG	2,309	134,099
Commerzbank AG	14,048	121,651
Continental AG	1,338	261,288
Daimler AG	12,064	904,155
Deutsche Bank AG*	17,401	345,829
Deutsche Boerse AG*	2,335	215,098
Deutsche Post AG	11,637	389,293
Deutsche Telekom AG	39,126	683,301
Deutsche Wohnen AG	4,784	155,826
E.ON SE	23,375	179,431
Fresenius Medical Care AG & Co. KGaA	2,626	213,667
Fresenius SE & Co. KGaA	5,014	395,181
GEA Group AG	2,824	116,705

	Shares	Value
Common Stocks (continued)
Germany (continued)
Hannover Rueck SE	891	$97,879
HeidelbergCement AG	1,989	191,608
Henkel AG & Co. KGaA	1,299	136,789
HUGO BOSS AG	1,108	71,007
Infineon Technologies AG	15,607	286,562
K+S AG(a)	2,892	73,259
LANXESS AG	1,576	114,369
LEG Immobilien AG*	674	52,925
Linde AG	2,367	384,854
Merck KGaA	1,655	181,807
METRO AG	2,507	85,641
MTU Aero Engines AG	946	113,071
Muenchener Rueckversicherungs-Gesellschaft AG	1,659	311,603
OSRAM Licht AG	1,401	81,199
ProSiebenSat.1 Media SE	3,178	134,906
RWE AG*	7,044	93,291
SAP SE	11,136	1,018,495
Siemens AG*	9,429	1,184,578
Symrise AG	2,001	120,342
thyssenkrupp AG	5,997	151,330
TUI AG	6,182	90,375
United Internet AG	1,839	76,903
Volkswagen AG	352	56,167
Vonovia SE	5,654	184,958
Wirecard AG(a)	1,949	94,383
Zalando SE‡*	1,737	68,526

Total Germany		13,692,449
Hong Kong - 3.4%
AIA Group Ltd.	154,392	961,051
Bank of East Asia Ltd. (The)	23,905	102,437
BOC Hong Kong Holdings Ltd.	52,081	209,415
Cheung Kong Infrastructure Holdings Ltd.	11,445	92,261
Cheung Kong Property Holdings Ltd.	37,435	247,979
CK Hutchison Holdings Ltd.	37,487	451,476
CLP Holdings Ltd.	22,089	215,927
Galaxy Entertainment Group Ltd.	30,383	145,467
Hang Lung Properties Ltd.	34,349	84,994
Hang Seng Bank Ltd.	11,313	231,673
Henderson Land Development Co. Ltd.	18,224	101,109
Hong Kong & China Gas Co., Ltd.	108,373	204,753
Hong Kong Exchanges and Clearing Ltd.	15,705	381,931
Hongkong Land Holdings Ltd.	17,982	121,379
Hopewell Holdings Ltd.	24,336	87,190
Hysan Development Co. Ltd.	17,989	82,302
Jardine Matheson Holdings Ltd.	2,749	169,668
Jardine Strategic Holdings Ltd.	3,302	125,707
Li & Fung Ltd.	101,850	44,366
Link REIT (The)	33,940	232,482
MTR Corp. Ltd.	22,124	112,910
New World Development Co. Ltd.	91,942	106,643
Power Assets Holdings Ltd.	19,983	191,992
Sands China Ltd.	34,717	154,360
Sino Land Co. Ltd.	59,013	98,110
Sun Hung Kai Properties Ltd.	18,855	260,979
Swire Pacific Ltd., Class A	8,742	89,174
Techtronic Industries Co. Ltd.	25,500	88,403
WH Group Ltd.‡	88,092	67,210
Wharf Holdings Ltd. (The)	18,833	142,109
Wheelock & Co. Ltd.	14,279	87,135
Yue Yuen Industrial Holdings Ltd.	16,747	61,296

Total Hong Kong		5,753,888

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Ireland - 0.7%
Bank of Ireland*	347,181	$93,049
CRH PLC	10,463	364,629
Experian PLC	12,225	235,165
James Hardie Industries PLC	6,259	98,261
Kerry Group PLC, Class A	1,851	130,225
Paddy Power Betfair PLC	1,071	112,443
Ryanair Holdings PLC*	1,316	20,373
Smurfit Kappa Group PLC	3,167	82,915

Total Ireland		1,137,060
Israel - 0.5%
Bank Hapoalim BM	27,108	163,713
Bank Leumi Le-Israel BM*	32,383	133,848
Bezeq The Israeli Telecommunication Corp. Ltd.	48,911	85,435
Nice Ltd.	1,340	93,732
Teva Pharmaceutical Industries Ltd.	11,899	389,789

Total Israel		866,517
Italy - 1.7%
Assicurazioni Generali SpA	15,855	252,562
Atlantia SpA	7,208	163,973
Enel SpA	96,082	401,222
Eni SpA	32,813	503,901
Ferrari NV	1,748	108,999
Intesa Sanpaolo SpA	162,746	381,659
Italgas SpA*	7,168	27,267
Leonardo SpA*	6,814	87,778
Luxottica Group SpA	2,314	124,262
Mediobanca SpA	11,733	100,868
Prysmian SpA	4,598	119,556
Snam SpA	35,221	133,983
Telecom Italia SpA*(a)	138,703	119,168
Telecom Italia SpA-RSP*	83,152	59,444
Terna Rete Elettrica Nazionale SpA	25,278	110,856
UniCredit SpA(a)	7,013	190,686

Total Italy		2,886,184
Japan - 24.2%
Aeon Co., Ltd.	9,887	143,244
Air Water, Inc.	4,327	80,409
Aisin Seiki Co., Ltd.	2,825	129,738
Ajinomoto Co., Inc.	7,673	151,892
Alfresa Holdings Corp.	3,670	60,474
Alps Electric Co., Ltd.	2,938	78,686
Amada Holdings Co., Ltd.	8,250	97,395
Aozora Bank Ltd.	26,389	96,578
Asahi Glass Co., Ltd.	16,634	124,118
Asahi Group Holdings Ltd.	5,595	197,310
Asahi Kasei Corp.	19,529	183,017
Asics Corp.	3,261	63,757
Astellas Pharma, Inc.	28,734	386,311
Bandai Namco Holdings, Inc.	3,650	100,835
Bridgestone Corp.	8,537	314,180
Brother Industries Ltd.	4,709	87,341
Canon, Inc.	13,720	407,670
Casio Computer Co., Ltd.	4,065	56,475
Central Japan Railway Co.(b)	2,358	382,684
Chiba Bank Ltd. (The)	11,994	78,948
Chubu Electric Power Co., Inc.	9,546	127,450
Chugai Pharmaceutical Co., Ltd.	3,333	97,703
Chugoku Electric Power Co., Inc. (The)	4,902	55,301
Concordia Financial Group Ltd.	19,759	104,995
Credit Saison Co., Ltd.	3,359	61,526
Dai Nippon Printing Co., Ltd.	10,657	108,771

	Shares	Value
Common Stocks (continued)
Japan (continued)
Daicel Corp.	6,120	$68,063
Dai-ichi Life Holdings, Inc.	14,744	270,061
Daiichi Sankyo Co., Ltd.	9,591	215,079
Daikin Industries Ltd.	3,673	366,240
Daito Trust Construction Co., Ltd.	1,129	158,356
Daiwa House Industry Co., Ltd.	8,661	235,730
Daiwa Securities Group, Inc.	25,333	162,811
DeNA Co., Ltd.	1,426	32,035
Denso Corp.	6,271	273,011
Dentsu, Inc.	3,151	146,109
Don Quijote Holdings Co., Ltd.	1,915	69,660
East Japan Railway Co.	4,813	437,371
Eisai Co., Ltd.	3,684	203,385
Electric Power Development Co., Ltd.	2,743	63,912
FamilyMart UNY Holdings Co., Ltd.	996	63,348
FANUC Corp.	2,570	506,010
Fast Retailing Co., Ltd.	688	217,446
Fuji Heavy Industries Ltd.	8,128	327,791
FUJIFILM Holdings Corp.	5,499	213,708
Fujitsu Ltd.	25,031	146,439
Fukuoka Financial Group, Inc.	15,206	67,537
Gunma Bank Ltd. (The)	9,897	54,331
Hamamatsu Photonics K.K.	1,831	53,104
Hankyu Hanshin Holdings, Inc.	3,767	128,160
Hino Motors Ltd.	6,111	64,869
Hirose Electric Co., Ltd.	663	86,692
Hitachi Ltd.	60,624	348,746
Honda Motor Co., Ltd.(b)	22,560	678,754
Hoya Corp.	5,716	249,915
IHI Corp.*	25,438	68,919
Inpex Corp.	14,123	139,317
Isetan Mitsukoshi Holdings Ltd.	5,702	67,062
Isuzu Motors Ltd.	9,466	127,979
ITOCHU Corp.	19,855	274,434
Iyo Bank Ltd. (The)	5,717	38,545
J Front Retailing Co., Ltd.	4,333	62,854
Japan Exchange Group, Inc.	7,985	119,518
Japan Tobacco, Inc.(b)	15,646	505,898
JFE Holdings, Inc.	7,448	131,130
JGC Corp.	4,851	84,588
JTEKT Corp.	4,310	71,211
JX Holdings, Inc.	38,262	181,020
Kajima Corp.	10,203	71,328
Kansai Electric Power Co., Inc. (The)*	10,101	108,076
Kansai Paint Co., Ltd.	4,572	89,105
Kao Corp.	6,752	334,856
Kawasaki Heavy Industries Ltd.	25,863	81,558
KDDI Corp.	23,487	632,162
Keikyu Corp.	9,374	110,331
Keio Corp.	10,962	90,364
Keisei Electric Railway Co., Ltd.	2,804	66,504
Keyence Corp.	1,220	475,429
Kikkoman Corp.	3,175	100,263
Kintetsu Group Holdings Co., Ltd.	28,330	109,218
Kirin Holdings Co., Ltd.	12,327	202,357
Koito Manufacturing Co., Ltd.	2,106	111,871
Komatsu Ltd.	13,011	311,363
Konami Holdings Corp.	1,217	48,864
Konica Minolta, Inc.	8,207	85,442
Kose Corp.	380	32,405
Kubota Corp.	15,856	253,527
Kuraray Co., Ltd.	7,219	114,914
Kurita Water Industries Ltd.	3,236	77,037
Kyocera Corp.	4,396	229,767

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kyowa Hakko Kirin Co., Ltd.	4,803	$64,893
Kyushu Electric Power Co., Inc.*	6,890	76,994
Lawson, Inc.(a)	1,353	99,034
LIXIL Group Corp.	4,517	105,928
M3, Inc.	3,385	91,109
Mabuchi Motor Co., Ltd.	1,138	58,732
Makita Corp.	2,055	143,298
Marubeni Corp.	25,648	156,656
Marui Group Co., Ltd.	4,398	63,133
Mazda Motor Corp.	7,949	117,779
MEIJI Holdings Co., Ltd.	2,028	157,448
Miraca Holdings, Inc.	1,476	67,654
MISUMI Group, Inc.	5,058	94,802
Mitsubishi Chemical Holdings Corp.	19,528	136,987
Mitsubishi Corp.	18,214	412,495
Mitsubishi Electric Corp.	26,294	402,089
Mitsubishi Estate Co., Ltd.	16,582	318,531
Mitsubishi Heavy Industries Ltd.	43,745	197,751
Mitsubishi Materials Corp.	2,274	77,870
Mitsubishi Motors Corp.	10,908	59,397
Mitsubishi UFJ Financial Group, Inc.(b)	173,893	1,129,011
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,115	64,893
Mitsui & Co., Ltd.	22,785	335,273
Mitsui Chemicals, Inc.	11,136	52,626
Mitsui Fudosan Co., Ltd.	12,407	288,367
Mitsui OSK Lines Ltd.	23,728	75,879
Mizuho Financial Group, Inc.	304,817	569,425
MS&AD Insurance Group Holdings, Inc.	7,265	244,909
Murata Manufacturing Co., Ltd.	2,487	337,013
Nabtesco Corp.	3,129	81,911
NEC Corp.	39,454	91,472
NGK Insulators Ltd.	4,649	91,679
NGK Spark Plug Co., Ltd.	3,573	80,744
NH Foods Ltd.	4,037	110,271
Nidec Corp.	3,209	302,443
Nikon Corp.	6,635	107,563
Nintendo Co., Ltd.	1,388	285,059
Nippon Express Co., Ltd.	13,388	71,236
Nippon Paint Holdings Co., Ltd.(a)	2,816	82,548
Nippon Shinyaku Co., Ltd.	909	47,156
Nippon Steel & Sumitomo Metal Corp.	10,866	264,133
Nippon Telegraph & Telephone Corp.	3,357	148,474
Nippon Yusen K.K.	29,630	63,169
Nissan Chemical Industries Ltd.	3,289	117,887
Nissan Motor Co., Ltd.	23,582	234,406
Nisshin Seifun Group, Inc.	5,880	89,682
Nissin Foods Holdings Co., Ltd.	1,696	89,790
Nitori Holdings Co., Ltd.	1,157	129,703
Nitto Denko Corp.	2,323	184,540
Nomura Holdings, Inc.	46,102	288,099
Nomura Research Institute Ltd.	2,241	76,840
NSK Ltd.	8,013	97,800
NTT Data Corp.	2,055	104,051
NTT DOCOMO, Inc.	16,939	407,243
Obayashi Corp.	11,647	111,323
Obic Co., Ltd.	1,348	64,900
Odakyu Electric Railway Co., Ltd.	5,245	104,224
Oji Holdings Corp.	17,021	75,598
Olympus Corp.	4,661	161,267
Omron Corp.	3,122	128,541
Ono Pharmaceutical Co., Ltd.	6,666	136,577
Oriental Land Co., Ltd.	2,800	153,885
ORIX Corp.	17,793	269,799
Osaka Gas Co., Ltd.	28,558	107,230

	Shares	Value
Common Stocks (continued)
Japan (continued)
Otsuka Holdings Co., Ltd.	6,045	$279,173
Panasonic Corp.	27,651	289,467
Pigeon Corp.	1,520	41,316
Rakuten, Inc.	10,700	107,166
Recruit Holdings Co., Ltd.	5,257	230,920
Resona Holdings, Inc.	33,147	180,553
Ricoh Co., Ltd.	11,424	102,392
Rohm Co., Ltd.	1,626	104,572
Ryohin Keikaku Co., Ltd.	416	78,156
Santen Pharmaceutical Co., Ltd.	6,852	86,186
SBI Holdings, Inc.	4,605	63,977
Secom Co., Ltd.	2,875	208,548
Seibu Holdings, Inc.	3,947	66,791
Seiko Epson Corp.	4,893	101,315
Sekisui Chemical Co., Ltd.	7,293	119,461
Sekisui House Ltd.	8,748	142,089
Seven & i Holdings Co., Ltd.	10,037	402,015
Seven Bank Ltd.(a)	15,584	44,852
Shimadzu Corp.	5,207	88,298
Shimano, Inc.	1,168	184,784
Shimizu Corp.	10,378	95,783
Shin-Etsu Chemical Co., Ltd.	5,613	485,986
Shinsei Bank Ltd.	33,452	57,945
Shionogi & Co., Ltd.	4,323	208,326
Shiseido Co., Ltd.	5,902	165,565
Shizuoka Bank Ltd. (The)	9,400	82,247
SMC Corp.	837	229,817
SoftBank Group Corp.	10,900	842,469
Sompo Holdings, Inc.	5,372	195,554
Sony Corp.	15,877	482,762
Sotetsu Holdings, Inc.	10,507	53,293
Square Enix Holdings Co., Ltd.	1,053	30,213
Stanley Electric Co., Ltd.	2,974	84,141
Sumitomo Chemical Co., Ltd.	22,729	121,746
Sumitomo Corp.	16,581	208,560
Sumitomo Electric Industries Ltd.	11,211	164,069
Sumitomo Metal Mining Co., Ltd.	7,338	99,861
Sumitomo Mitsui Financial Group, Inc.	16,686	659,733
Sumitomo Mitsui Trust Holdings, Inc.	5,216	196,084
Sumitomo Realty & Development Co., Ltd.	5,989	163,005
Suntory Beverage & Food Ltd.	2,179	92,812
Suruga Bank Ltd.	3,615	82,849
Suzuki Motor Corp.	5,595	217,140
Sysmex Corp.	2,127	127,724
T&D Holdings, Inc.	9,844	147,212
Taiheiyo Cement Corp.	24,992	87,691
Taisei Corp.	18,086	128,847
Taisho Pharmaceutical Holdings Co., Ltd.	989	83,636
Takashimaya Co., Ltd.	7,109	61,444
Takeda Pharmaceutical Co., Ltd.	10,069	422,527
TDK Corp.	1,785	128,910
Teijin Ltd.	3,904	82,744
Terumo Corp.	5,007	185,469
Tobu Railway Co., Ltd.	18,501	94,169
Toho Co., Ltd.	2,698	78,010
Tohoku Electric Power Co., Inc.	6,931	84,717
Tokio Marine Holdings, Inc.	9,328	392,012
Tokyo Electric Power Co. Holdings, Inc.*	21,296	81,911
Tokyo Electron Ltd.	2,308	240,077
Tokyo Gas Co., Ltd.	31,308	138,998
Tokyu Corp.	16,942	125,062
Tokyu Fudosan Holdings Corp.	8,838	51,894
TonenGeneral Sekiyu K.K.	8,941	105,553
Toppan Printing Co., Ltd.	9,941	97,931

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toray Industries, Inc.	21,906	$190,231
Toshiba Corp.*	52,406	112,796
TOTO Ltd.	2,710	109,652
Toyo Suisan Kaisha Ltd.	2,100	75,177
Toyota Industries Corp.	2,515	121,980
Toyota Motor Corp.(b)	33,742	1,973,416
Toyota Tsusho Corp.	3,739	103,294
Tsuruha Holdings, Inc.	742	69,866
Unicharm Corp.	5,913	133,413
USS Co., Ltd.	4,574	80,489
West Japan Railway Co.	2,568	167,892
Yahoo Japan Corp.	22,276	93,794
Yakult Honsha Co., Ltd.(a)	1,813	93,408
Yamada Denki Co., Ltd.(a)	8,164	45,108
Yamaguchi Financial Group, Inc.	5,641	61,784
Yamaha Corp.	2,324	71,222
Yamaha Motor Co., Ltd.	4,508	94,265
Yamato Holdings Co., Ltd.	5,407	109,485

Total Japan		40,851,717
Jersey - 0.1%
Randgold Resources Ltd.	1,301	110,565

Jordan - 0.0%(c)
Hikma Pharmaceuticals PLC	2,092	48,007

Luxembourg - 0.3%
ArcelorMittal*	22,094	171,652
Eurofins Scientific SE	145	65,031
RTL Group SA	706	53,843
SES SA	5,079	98,855
Tenaris SA(a)	8,309	145,199

Total Luxembourg		534,580
Mexico - 0.0%(c)
Fresnillo PLC	2,031	37,127

Netherlands - 3.7%
Aegon NV	22,854	123,788
Akzo Nobel NV	3,330	225,964
Altice NV, Class A*(a)	6,053	132,661
ASML Holding NV	4,043	491,106
EXOR NV	1,932	88,026
Gemalto NV	1,277	74,192
Heineken Holding NV	1,308	91,853
Heineken NV	2,700	202,006
ING Groep NV	47,898	685,865
Koninklijke Ahold Delhaize NV	16,535	351,937
Koninklijke DSM NV	2,712	172,921
Koninklijke KPN NV	43,092	124,061
Koninklijke Philips NV	12,055	353,511
NN Group NV	4,718	166,882
Randstad Holding NV	1,607	93,434
Royal Dutch Shell PLC, Class A(b)	51,984	1,404,489
Royal Dutch Shell PLC, Class B(b)	47,580	1,338,778
Wolters Kluwer NV	4,590	175,375

Total Netherlands		6,296,849
New Zealand - 0.3%
Auckland International Airport Ltd.	21,877	109,715
Fisher & Paykel Healthcare Corp. Ltd.	14,664	93,432
Fletcher Building Ltd.	18,184	139,991
Spark New Zealand Ltd.	37,204	95,746

Total New Zealand		438,884
Norway - 0.6%
DNB ASA	13,794	230,689
Norsk Hydro ASA	18,555	105,971
Orkla ASA	13,380	125,055

	Shares	Value
Common Stocks (continued)
Norway (continued)
Schibsted ASA, Class A	2,566	$68,019
Statoil ASA	12,383	230,872
Telenor ASA	9,181	145,731
Yara International ASA	2,593	109,547

Total Norway		1,015,884
Portugal - 0.1%
EDP - Energias de Portugal SA	29,335	85,216
Galp Energia SGPS SA	4,343	63,925
Jeronimo Martins SGPS SA	4,022	68,046

Total Portugal		217,187
Russia - 0.0%(c)
Polymetal International PLC	4,522	52,482

Singapore - 1.3%
Ascendas Real Estate Investment Trust	55,191	96,373
CapitaLand Commercial Trust Ltd.	82,969	89,812
CapitaLand Ltd.	39,478	92,194
CapitaLand Mall Trust	63,865	87,946
City Developments Ltd.	10,817	70,869
ComfortDelGro Corp. Ltd.	35,598	60,897
DBS Group Holdings Ltd.	22,179	298,648
Genting Singapore PLC	109,104	75,121
Global Logistic Properties Ltd.	52,520	96,928
Keppel Corp. Ltd.	24,312	106,477
Oversea-Chinese Banking Corp. Ltd.	39,772	265,090
Singapore Exchange Ltd.	20,072	105,717
Singapore Press Holdings Ltd.(a)	39,670	97,148
Singapore Technologies Engineering Ltd.	34,303	80,352
Singapore Telecommunications Ltd.	91,144	250,374
United Overseas Bank Ltd.	15,726	233,524

Total Singapore		2,107,470
South Africa - 0.1%
Mediclinic International PLC(a)	6,260	61,824
Mondi PLC	4,919	108,363

Total South Africa		170,187
South Korea - 4.4%
Amorepacific Corp.*	508	138,573
AMOREPACIFIC Group*	485	56,551
Celltrion, Inc.*	1,207	104,071
Coway Co. Ltd.*	1,234	92,914
Dongbu Insurance Co., Ltd.	1,235	62,807
E-Mart Inc.	463	80,878
Hana Financial Group, Inc.	4,784	141,820
Hankook Tire Co. Ltd.*	1,784	86,890
Hanmi Pharm Co. Ltd.*	111	27,509
Hyundai Development Co.-Engineering & Construction*	1,244	46,780
Hyundai Heavy Industries Co. Ltd.*	823	93,836
Hyundai Mobis Co. Ltd.*	980	204,079
Hyundai Motor Co.	2,316	278,016
Hyundai Steel Co.	1,543	77,276
Industrial Bank of Korea*	5,974	65,287
Kangwon Land, Inc.*	2,927	82,362
KB Financial Group, Inc.	6,437	260,338
Kia Motors Corp.	4,060	127,170
Korea Aerospace Industries Ltd.*	1,236	65,943
Korea Electric Power Corp.*	3,702	135,229
Korea Zinc Co. Ltd.*	225	94,871
KT&G Corp.	1,952	168,812
LG Chem Ltd.	689	155,338
LG Corp.	1,832	93,326
LG Display Co. Ltd.	4,032	106,343
LG Electronics, Inc.	2,048	97,633

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
LG Household & Health Care Ltd.	156	$117,997
Lotte Chemical Corp.*	239	77,432
NAVER Corp.	378	246,557
NCSoft Corp.	311	81,356
POSCO	981	228,768
Samsung C&T Corp.	1,192	129,242
Samsung Electronics Co. Ltd.	1,310	2,224,103
Samsung Fire & Marine Insurance Co. Ltd.	555	128,470
Samsung Life Insurance Co. Ltd.	1,345	128,470
Samsung SDI Co. Ltd.	981	97,501
Samsung SDS Co. Ltd.	511	55,405
Shinhan Financial Group Co. Ltd.	6,693	264,356
SK Holdings Co. Ltd.	532	99,112
SK Hynix, Inc.	7,454	344,445
SK Innovation Co. Ltd.	970	131,047
SK Telecom Co. Ltd.	438	84,049
S-Oil Corp.	987	68,880

Total South Korea		7,451,842
Spain - 2.9%
Abertis Infraestructuras SA	9,292	133,004
ACS Actividades de Construccion y Servicios SA	2,644	81,378
Aena SA‡	900	130,673
Amadeus IT Group SA(a)	5,705	263,540
Banco Bilbao Vizcaya Argentaria SA	80,563	546,329
Banco de Sabadell SA	64,859	97,710
Banco Popular Espanol SA	44,878	46,366
Banco Santander SA	178,123	991,170
Bankia SA	68,896	72,595
Bankinter SA	11,677	93,825
CaixaBank SA	31,673	115,728
Distribuidora Internacional de Alimentacion SA	10,711	56,638
Enagas SA	3,540	86,843
Endesa SA	4,256	87,597
Ferrovial SA	6,872	124,395
Gamesa Corp. Tecnologica SA	2,542	53,377
Gas Natural SDG SA	4,041	77,822
Grifols SA	6,904	147,880
Iberdrola SA	63,404	399,750
Iberdrola SA*	1,408	8,877
Industria de Diseno Textil SA	12,929	426,646
Red Electrica Corp. SA	6,204	110,828
Repsol SA	14,442	213,198
Telefonica SA	52,064	502,170

Total Spain		4,868,339
Sweden - 2.8%
Alfa Laval AB	4,970	92,787
Assa Abloy AB, B Shares	11,572	219,219
Atlas Copco AB, A Shares	7,731	247,895
Atlas Copco AB, B Shares	4,820	139,831
Boliden AB	4,403	128,490
Electrolux AB	3,117	82,903
Getinge AB, B Shares	3,015	48,769
Hennes & Mauritz AB, B Shares	11,231	321,194
Hexagon AB, B Shares	3,564	141,066
Industrivarden AB, A Shares	6,537	134,829
Investor AB, B Shares	5,655	225,706
Kinnevik AB, B Shares	3,361	86,240
Lundin Petroleum AB*	3,459	74,628
Nordea Bank AB	36,460	440,860
Sandvik AB	14,886	200,941
Securitas AB, B Shares	4,772	75,989

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares	17,452	$196,149
Skanska AB, B Shares	4,928	120,640
SKF AB, B Shares	5,912	119,030
Svenska Cellulosa AB SCA, B Shares	7,572	227,811
Svenska Handelsbanken AB, A Shares	17,421	260,271
Swedbank AB, A Shares	12,695	321,093
Swedish Match AB	2,993	97,443
Telefonaktiebolaget LM Ericsson, B Shares	36,538	215,886
Telia Co. AB	29,741	120,677
Trelleborg AB, B Shares	4,583	95,156
Volvo AB, B Shares	19,397	248,076

Total Sweden		4,683,579
Switzerland - 8.9%
ABB Ltd.*	24,348	578,222
Actelion Ltd.*	1,360	354,267
Adecco Group AG	2,163	154,343
Aryzta AG*	1,485	40,880
Baloise Holding AG	703	90,494
Chocoladefabriken Lindt & Spruengli AG	15	83,316
Cie Financiere Richemont SA	6,555	509,597
Clariant AG*	5,085	95,299
Coca-Cola HBC AG*	3,057	69,690
Credit Suisse Group AG*	25,040	380,448
Dufry AG*	791	112,805
EMS-Chemie Holding AG	147	75,988
Galenica AG	80	87,736
Geberit AG	549	234,602
Givaudan SA	136	245,230
Glencore PLC*(b)	146,181	600,376
Julius Baer Group Ltd.*	2,962	138,823
Kuehne + Nagel International AG	554	75,693
LafargeHolcim Ltd.*	5,478	293,722
Lonza Group AG*	755	138,435
Nestle SA	37,828	2,772,111
Novartis AG	28,170	2,068,636
Partners Group Holding AG	333	168,340
PSP Swiss Property AG	853	76,818
Roche Holding AG	8,668	2,047,075
Schindler Holding AG – Participating Certificate	813	154,920
SGS SA	81	171,753
Sika AG	36	189,195
Sonova Holding AG	822	108,645
STMicroelectronics NV	9,159	120,708
Swatch Group AG (The)	444	157,286
Swiss Life Holding AG*	457	138,545
Swiss Prime Site AG*	1,108	92,427
Swiss Re AG	3,962	369,856
Swisscom AG	294	129,627
Syngenta AG	1,166	496,371
UBS Group AG	43,546	704,875
Wolseley PLC	3,075	189,835
Zurich Insurance Group AG*	1,742	500,565

Total Switzerland		15,017,554
United Kingdom - 14.9%
3i Group PLC	14,324	126,147
Aberdeen Asset Management PLC	16,350	53,914
Admiral Group PLC	3,881	86,717
Anglo American PLC*	17,377	296,886
Ashtead Group PLC	7,122	143,901
Associated British Foods PLC	4,537	136,193
AstraZeneca PLC(b)	15,782	832,733

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Auto Trader Group PLC‡	13,791	$69,402
Aviva PLC(b)	49,364	296,178
BAE Systems PLC	38,040	278,534
Barclays PLC(b)	207,251	572,200
Barratt Developments PLC	13,494	81,098
Berkeley Group Holdings PLC	1,888	66,508
BP PLC(b)	231,135	1,375,006
British American Tobacco PLC(b)	22,940	1,414,036
British Land Co. PLC (The)	13,701	100,493
BT Group PLC(b)	104,268	398,589
Bunzl PLC	4,787	125,811
Burberry Group PLC	6,141	126,706
Capita PLC	8,866	55,827
Centrica PLC	68,255	192,610
CNH Industrial NV	10,035	88,928
Cobham PLC(a)	32,900	56,127
Compass Group PLC(b)	19,804	351,806
Croda International PLC	2,292	96,542
DCC PLC	1,146	92,202
Diageo PLC(b)	31,419	871,005
Direct Line Insurance Group PLC	20,674	92,335
Dixons Carphone PLC	14,101	56,042
DS Smith PLC	14,711	81,990
Fiat Chrysler Automobiles NV*	9,956	108,670
G4S PLC	23,609	75,801
GKN PLC	25,039	108,176
GlaxoSmithKline PLC(b)	60,118	1,155,695
Hammerson PLC	11,722	80,595
Hargreaves Lansdown PLC	3,826	65,127
HSBC Holdings PLC(b)	245,406	2,088,354
IMI PLC	5,033	73,831
Imperial Brands PLC(b)	11,913	550,575
Inchcape PLC	6,966	62,881
Informa PLC	14,322	117,481
Inmarsat PLC	7,026	53,744
InterContinental Hotels Group PLC	2,704	125,190
International Consolidated Airlines Group SA	13,347	80,047
Intertek Group PLC	2,647	112,960
Intu Properties PLC	13,914	47,317
ITV PLC	49,450	126,417
J Sainsbury PLC	25,091	81,411
Johnson Matthey PLC	2,849	116,527
Just Eat PLC*	7,492	50,852
Kingfisher PLC	31,470	133,110
Land Securities Group PLC	10,177	127,269
Legal & General Group PLC	69,364	204,990
Lloyds Banking Group PLC(b)	776,857	634,603
London Stock Exchange Group PLC	3,869	154,351
Marks & Spencer Group PLC	22,509	95,009
Meggitt PLC	13,370	70,294
Merlin Entertainments PLC‡	10,892	65,378
Micro Focus International PLC	2,915	78,665
National Grid PLC(b)	45,691	533,278
NEX Group PLC	5,070	36,645
Next PLC	1,953	94,106
Old Mutual PLC	62,859	164,255
Pearson PLC	11,037	85,952
Persimmon PLC	4,301	104,380
Petrofac Ltd.	4,786	55,215
Provident Financial PLC	2,371	81,286
Prudential PLC(b)	30,606	589,903
Reckitt Benckiser Group PLC(b)	7,869	673,596
RELX NV	11,517	194,475

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
RELX PLC	13,530	$242,225
Rightmove PLC	1,264	63,928
Rio Tinto Ltd.	5,211	263,781
Rio Tinto PLC	15,325	673,078
Rolls-Royce Holdings PLC*	21,548	180,956
Royal Bank of Scotland Group PLC*	40,422	112,796
Royal Mail PLC	12,493	64,693
RSA Insurance Group PLC	16,095	116,129
Sage Group PLC (The)	15,586	120,202
Schroders PLC	1,731	63,896
Severn Trent PLC	3,269	93,359
Sky PLC	12,435	156,601
Smith & Nephew PLC	12,108	180,207
Smiths Group PLC	6,465	122,086
SSE PLC(b)	12,292	230,267
St James's Place PLC	7,327	98,726
Standard Chartered PLC*(b)	34,682	337,766
Standard Life PLC	24,733	107,570
Tate & Lyle PLC	9,337	78,763
Taylor Wimpey PLC	44,860	94,309
TechnipFMC PLC*	7,478	245,354
Tesco PLC*(b)	104,848	256,696
Travis Perkins PLC	3,317	60,635
Unilever NV	19,129	773,056
Unilever PLC(b)	14,853	603,109
United Utilities Group PLC	9,352	107,892
Vodafone Group PLC(b)	329,835	806,486
Weir Group PLC (The)	3,471	87,556
Whitbread PLC	2,345	115,797
William Hill PLC	13,041	42,477
Wm Morrison Supermarkets PLC	33,538	99,620
Worldpay Group PLC‡	20,379	73,301
WPP PLC(b)	16,093	373,348

Total United Kingdom		25,121,542
United States - 0.5%
Carnival PLC	2,099	111,915
QIAGEN NV*	3,666	105,722
Samsonite International SA	19,922	62,903
Shire PLC(b)	11,102	611,704

Total United States		892,244

Total Common Stocks
(Cost $161,937,735)		168,059,137
Preferred Stocks - 0.7%
Germany - 0.5%
FUCHS PETROLUB SE	1,991	90,994
Henkel AG & Co. KGaA	2,352	286,461
Porsche Automobil Holding SE	2,236	134,113
Sartorius AG	476	33,437
Volkswagen AG	2,291	356,280

Total Germany		901,285
South Korea - 0.2%
Samsung Electronics Co. Ltd.	171	231,169

Total Preferred Stocks
(Cost $1,018,039)		1,132,454
Right - 0.0%(c)
Spain - 0.0%(c)
ACS Actividades de Construccion y Servicios SA*
(Cost $1,228)	2,584	1,162

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $1,326,210)	1,326,210	$1,326,210

Total Investments — 101.2%
(Cost $164,283,212)		170,518,963
Other Assets and Liabilities, Net — (1.2)%		(2,021,208)
Net Assets — 100.0%		$168,497,755

		% of
Industry	Value	Net Assets
Financials	$35,059,364	20.8%
Industrials	24,701,130	14.7
Consumer Discretionary	20,978,574	12.5
Consumer Staples	18,198,311	10.8
Health Care	17,304,922	10.2
Materials	14,718,505	8.8
Information Technology	12,054,903	7.1
Energy	8,690,074	5.2
Telecommunication Services	6,495,194	3.8
Real Estate	5,815,735	3.4
Utilities	5,176,041	3.1
Money Market Fund	1,326,210	0.8
Total Investments	$170,518,963	101.2%
Other Assets and Liabilities, Net	(2,021,208)	(1.2)
Total Net Assets	$168,497,755	100.0%

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,521,535; total market value of collateral held by the Fund was $1,617,108. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $290,898.
(b)	All of a portion of these securities have been segregated as collateral for forward currency contracts. The total value of securities segregated amounted to $19,094,159.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2017:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 02/03/17	Morgan Stanley	AUD	8,221,700	$6,243,164	$6,241,083	$(2,081)
Swiss Franc Expiring 02/03/17	Morgan Stanley	CHF	6,949,270	7,043,191	7,044,634	1,443
Danish Krone Expiring 02/03/17	Morgan Stanley	DKK	8,959,193	1,301,337	1,302,010	673
Euro Expiring 02/03/17	Morgan Stanley	EUR	22,082,246	23,857,974	23,866,740	8,766
British Pound Expiring 02/03/17	Morgan Stanley	GBP	11,919,275	15,002,395	14,996,387	(6,008)
Hong Kong Dollar Expiring 02/03/17	Morgan Stanley	HKD	20,443,538	2,634,655	2,634,780	125
Israeli Shekel Expiring 02/03/17	Morgan Stanley	ILS	1,758,543	466,417	466,859	442
Japanese Yen Expiring 02/03/17	Morgan Stanley	JPY	2,325,541,803	20,670,064	20,659,271	(10,793)
South Korean Won Expiring 02/03/17	Morgan Stanley	KRW	4,363,260,224	3,788,210	3,754,747	(33,463)
Norwegian Krone Expiring 02/03/17	Morgan Stanley	NOK	4,087,265	496,429	496,776	347
New Zealand Dollar Expiring 02/03/17	Morgan Stanley	NZD	292,188	214,354	214,214	(140)
Swedish Krona Expiring 02/03/17	Morgan Stanley	SEK	20,380,868	2,330,935	2,331,759	824
Singapore Dollar Expiring 02/03/17	Morgan Stanley	SGD	1,411,383	1,001,765	1,001,860	95
				$85,050,890	$85,011,120	$(39,770)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 02/03/17	Morgan Stanley	AUD	(8,221,700)	$(5,945,677)	$(6,241,083)	$(295,406)
Australian Dollar Expiring 03/06/17	Morgan Stanley	AUD	(8,095,081)	(6,142,403)	(6,140,649)	1,754
Swiss Franc Expiring 02/03/17	Morgan Stanley	CHF	(6,949,271)	(6,851,750)	(7,044,635)	(192,885)
Swiss Franc Expiring 03/06/17	Morgan Stanley	CHF	(6,922,174)	(7,026,373)	(7,028,015)	(1,642)
Danish Krone Expiring 02/03/17	Morgan Stanley	DKK	(8,959,193)	(1,274,114)	(1,302,010)	(27,896)
Danish Krone Expiring 03/06/17	Morgan Stanley	DKK	(9,098,204)	(1,323,104)	(1,323,837)	(733)
Euro Expiring 02/03/17	Morgan Stanley	EUR	(22,082,246)	(23,334,718)	(23,866,740)	(532,022)
Euro Expiring 03/06/17	Morgan Stanley	EUR	(21,789,360)	(23,568,298)	(23,577,658)	(9,360)
British Pound Expiring 02/03/17	Morgan Stanley	GBP	(11,919,275)	(14,733,713)	(14,996,387)	(262,674)
British Pound Expiring 03/06/17	Morgan Stanley	GBP	(11,775,750)	(14,829,672)	(14,824,318)	5,354
Hong Kong Dollar Expiring 02/03/17	Morgan Stanley	HKD	(20,443,539)	(2,636,612)	(2,634,781)	1,831
Hong Kong Dollar Expiring 03/06/17	Morgan Stanley	HKD	(21,726,557)	(2,800,926)	(2,801,069)	(143)
Israeli Shekel Expiring 02/03/17	Morgan Stanley	ILS	(1,758,543)	(458,044)	(466,859)	(8,815)
Israeli Shekel Expiring 03/06/17	Morgan Stanley	ILS	(1,632,085)	(433,178)	(433,588)	(410)
Japanese Yen Expiring 02/03/17	Morgan Stanley	JPY	(2,325,541,804)	(19,964,505)	(20,659,272)	(694,767)
Japanese Yen Expiring 03/06/17	Morgan Stanley	JPY	(2,299,645,897)	(20,456,884)	(20,447,688)	9,196
South Korean Won Expiring 02/03/17	Morgan Stanley	KRW	(4,363,260,225)	(3,618,560)	(3,754,747)	(136,187)
South Korean Won Expiring 03/06/17	Morgan Stanley	KRW	(4,464,213,350)	(3,875,858)	(3,842,772)	33,086
Norwegian Krone Expiring 02/03/17	Morgan Stanley	NOK	(4,087,265)	(474,288)	(496,776)	(22,488)
Norwegian Krone Expiring 03/06/17	Morgan Stanley	NOK	(4,179,219)	(507,706)	(508,070)	(364)
New Zealand Dollar Expiring 02/03/17	Morgan Stanley	NZD	(292,188)	(203,474)	(214,214)	(10,740)
New Zealand Dollar Expiring 03/06/17	Morgan Stanley	NZD	(299,293)	(219,348)	(219,221)	127
Swedish Krona Expiring 02/03/17	Morgan Stanley	SEK	(20,380,868)	(2,249,470)	(2,331,759)	(82,289)
Swedish Krona Expiring 03/06/17	Morgan Stanley	SEK	(20,480,587)	(2,345,470)	(2,346,306)	(836)
Singapore Dollar Expiring 02/03/17	Morgan Stanley	SGD	(1,411,383)	(976,539)	(1,001,860)	(25,321)
Singapore Dollar Expiring 03/06/17	Morgan Stanley	SGD	(1,484,502)	(1,053,926)	(1,054,046)	(120)
				$(167,304,610)	$(169,558,360)	$(2,253,750)

Net Unrealized Appreciation (Depreciation)						$(2,293,520)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$168,059,137	$–	$–	$168,059,137
Preferred Stocks	1,132,454	–	–	1,132,454
Rights	1,162	–	–	1,162
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,326,210	–	–	1,326,210
Total Investments in Securities	170,518,963	–	–	170,518,963
Other Financial Instruments: (f)
Forward Exchange Contracts	–	64,063	–	64,063
Total Investments in Securities and Other Financial Instruments	$170,518,963	$64,063	$–	$170,583,026
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Exchange Contracts	$–	$2,357,583	$–	$2,357,583
Total Other Financial Instruments	$–	$2,357,583	$–	$2,357,583

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks - 99.5%
Australia - 0.5%
BHP Billiton PLC	7,587	$137,212

Austria - 0.3%
ANDRITZ AG	260	14,039
Erste Group Bank AG*	1,039	31,597
OMV AG	521	18,223
Raiffeisen Bank International AG*	425	9,439
Telekom Austria AG*	505	3,115
Vienna Insurance Group AG Wiener Versicherung Gruppe	139	3,382
voestalpine AG	412	17,454

Total Austria		97,249
Belgium - 2.0%
Ackermans & van Haaren NV	90	12,265
Ageas	725	31,011
Anheuser-Busch InBev SA/NV	2,865	297,700
bpost SA	362	8,752
Colruyt SA	240	11,744
Groupe Bruxelles Lambert SA	281	23,927
KBC Group NV	989	64,150
Proximus SA	514	14,756
Sofina SA	56	7,601
Solvay SA	255	29,859
Telenet Group Holding NV*	177	9,492
UCB SA	436	30,024
Umicore SA	333	18,641

Total Belgium		559,922
Chile - 0.1%
Antofagasta PLC	1,285	13,499

Denmark - 2.7%
AP Moller - Maersk A/S, Class A	16	25,528
AP Moller - Maersk A/S, Class B	22	36,732
Carlsberg A/S, Class B	380	34,346
Chr Hansen Holding A/S	318	19,408
Coloplast A/S, Class B	363	25,994
Danske Bank A/S	2,649	88,264
DONG Energy A/S‡*	287	10,872
DSV A/S	671	32,605
Genmab A/S*	197	38,016
H Lundbeck A/S*	214	9,180
ISS A/S	669	23,788
Jyske Bank A/S	247	12,706
Novo Nordisk A/S, Class B	6,629	238,312
Novozymes A/S, Class B	797	31,072
Pandora A/S	393	51,482
TDC A/S*	2,893	15,239
Tryg A/S	401	7,662
Vestas Wind Systems A/S	796	55,705
William Demant Holding A/S*	416	7,786

Total Denmark		764,697
Finland - 1.6%
Elisa OYJ	577	19,474
Fortum OYJ	1,613	25,781
Huhtamaki OYJ	374	13,742
Kesko OYJ, Class B	245	12,404
Kone OYJ, Class B	1,364	61,764
Metso OYJ	485	14,917
Neste OYJ	464	16,177
Nokia OYJ	20,532	92,084
Nokian Renkaat OYJ	488	18,311
Orion OYJ, Class B	367	17,102
Sampo OYJ, Class A	1,690	78,352
Stora Enso OYJ, Class R	2,081	23,659

	Shares	Value
Common Stocks (continued)
Finland (continued)
UPM-Kymmene OYJ	1,911	$43,370
Wartsila OYJ Abp	564	28,312

Total Finland		465,449
France - 14.9%
Accor SA	628	25,454
Aeroports de Paris	104	11,543
Air Liquide SA	1,384	149,569
Airbus SE	1,964	133,208
Alstom SA*	555	15,744
Amundi SA‡	151	8,290
Arkema SA	257	25,385
Atos SE	325	34,592
AXA SA	6,920	169,910
BioMerieux	51	8,063
BNP Paribas SA	3,508	224,357
Bollore SA	3,551	14,195
Bouygues SA	700	25,460
Bureau Veritas SA	934	18,290
Capgemini SA	571	46,509
Carrefour SA	2,035	49,823
Casino Guichard Perrachon SA	203	10,947
Christian Dior SE	186	39,951
Cie de Saint-Gobain	1,707	83,936
Cie Generale des Etablissements Michelin	649	69,703
Cie Plastic Omnium SA	209	7,092
CNP Assurances	597	11,216
Credit Agricole SA	4,028	53,390
Danone SA	2,042	127,972
Dassault Systemes SE	455	35,246
Edenred	746	16,257
Eiffage SA	273	19,643
Electricite de France SA	1,068	10,526
Engie SA	5,205	62,241
Essilor International SA	727	85,167
Euler Hermes Group	56	5,059
Eurazeo SA	148	9,114
Eutelsat Communications SA	629	10,723
Faurecia	268	11,636
Fonciere Des Regions	132	10,991
Gecina SA	145	18,695
Groupe Eurotunnel SE	1,666	15,496
Hermes International	86	37,404
ICADE	128	9,063
Iliad SA	85	18,184
Imerys SA	136	10,922
Ingenico Group SA	198	16,703
Ipsen SA	125	9,686
JCDecaux SA	269	8,602
Kering	268	63,776
Klepierre	743	28,224
Lagardere SCA	415	10,410
Legrand SA	954	55,447
L'Oreal SA	865	157,375
LVMH Moet Hennessy Louis Vuitton SE	900	181,493
Natixis SA	3,383	20,053
Orange SA	6,850	106,045
Orpea	152	12,386
Pernod Ricard SA	762	89,226
Peugeot SA*	1,420	26,395
Publicis Groupe SA	735	50,487
Remy Cointreau SA	88	7,997
Renault SA	618	55,687
Rexel SA	1,087	18,919

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Safran SA	1,063	$72,029
Sanofi	4,009	322,730
Sartorius Stedim Biotech	87	5,265
Schneider Electric SE	1,950	139,550
SCOR SE	569	19,281
SEB SA	97	12,218
SFR Group SA*	333	9,666
Societe BIC SA	97	12,689
Societe Generale SA	2,632	128,723
Sodexo SA	318	35,174
Suez	1,222	18,528
Teleperformance	207	22,171
Thales SA	375	35,169
TOTAL SA	7,816	394,126
Unibail-Rodamco SE	354	81,468
Valeo SA	847	51,736
Veolia Environnement SA	1,766	30,050
Vinci SA	1,675	117,480
Vivendi SA	3,890	71,214
Wendel SA	108	12,780
Zodiac Aerospace	735	22,320

Total France		4,284,244
Germany - 14.1%
adidas AG	719	113,173
Allianz SE	1,636	277,226
Axel Springer SE	164	8,635
BASF SE	3,316	319,371
Bayer AG	2,971	328,461
Bayerische Motoren Werke AG	1,168	106,244
Beiersdorf AG	361	31,967
Brenntag AG	559	32,465
Commerzbank AG	3,734	32,335
Continental AG	388	75,770
Covestro AG‡	227	17,047
Daimler AG	3,698	277,152
Deutsche Bank AG*	4,955	98,476
Deutsche Boerse AG	701	62,356
Deutsche Lufthansa AG	849	11,318
Deutsche Post AG	3,415	114,242
Deutsche Telekom AG	11,547	201,658
Deutsche Wohnen AG	1,210	39,413
E.ON SE	6,733	51,684
Evonik Industries AG	557	18,046
Fielmann AG	91	6,357
Fraport AG Frankfurt Airport Services Worldwide(a)	133	7,943
Fresenius Medical Care AG & Co. KGaA	770	62,652
Fresenius SE & Co. KGaA	1,434	113,021
FUCHS PETROLUB SE	123	5,195
GEA Group AG	641	26,490
Hannover Rueck SE	218	23,948
HeidelbergCement AG	535	51,538
Hella KGaA Hueck & Co.	161	6,560
Henkel AG & Co. KGaA	420	44,227
HOCHTIEF AG	72	10,228
HUGO BOSS AG	232	14,868
Infineon Technologies AG	4,028	73,959
Innogy SE‡*	463	15,854
K+S AG(a)	693	17,555
KION Group AG	236	14,359
LANXESS AG	331	24,020
LEG Immobilien AG*	227	17,825
Linde AG	665	108,123

	Shares	Value
Common Stocks (continued)
Germany (continued)
MAN SE	128	$13,273
Merck KGaA	464	50,972
METRO AG	598	20,428
MTU Aero Engines AG	184	21,993
Muenchener Rueckversicherungs-Gesellschaft AG	513	96,355
OSRAM Licht AG	303	17,561
ProSiebenSat.1 Media SE	828	35,149
Rational AG	15	6,808
RWE AG*	1,751	23,190
SAP SE	3,211	293,677
Siemens AG*	2,731	343,099
Suedzucker AG	281	7,419
Symrise AG	440	26,462
Talanx AG	136	4,670
Telefonica Deutschland Holding AG	2,477	10,333
thyssenkrupp AG	1,525	38,482
TUI AG	1,706	24,940
Uniper SE*	716	10,171
United Internet AG	423	17,689
Volkswagen AG	107	17,074
Vonovia SE	1,674	54,761
Wacker Chemie AG	54	6,513
Wirecard AG(a)	416	20,145
Zalando SE‡*	385	15,189

Total Germany		4,038,114
Ireland - 1.1%
Bank of Ireland*	97,145	26,036
CRH PLC(b)	2,979	103,816
Experian PLC	3,448	66,327
Glanbia PLC	632	10,689
Kerry Group PLC, Class A	519	36,513
Paddy Power Betfair PLC	294	30,867
Ryanair Holdings PLC*	779	12,060
Smurfit Kappa Group PLC	850	22,254

Total Ireland		308,562
Italy - 3.0%
Assicurazioni Generali SpA	4,529	72,145
Atlantia SpA	1,921	43,700
Banca Mediolanum SpA	930	7,116
Davide Campari-Milano SpA	1,024	10,270
Enel SpA	27,364	114,267
Eni SpA	8,849	135,892
Ferrari NV	479	29,869
FinecoBank Banca Fineco SpA	1,427	8,466
Intesa Sanpaolo SpA	43,244	101,412
Intesa Sanpaolo SpA-RSP	3,376	7,443
Italgas SpA*	1,787	6,798
Leonardo SpA*	1,380	17,777
Luxottica Group SpA	575	30,878
Mediaset SpA	2,387	10,205
Mediobanca SpA	2,010	17,280
Parmalat SpA	1,141	3,687
Poste Italiane SpA‡	1,655	10,400
Prysmian SpA	774	20,125
Recordati SpA	375	10,662
Saipem SpA*	20,789	10,616
Salvatore Ferragamo SpA	226	5,972
Snam SpA	8,795	33,457
Telecom Italia SpA*(a)	40,314	34,636
Telecom Italia SpA-RSP*	21,819	15,598
Terna Rete Elettrica Nazionale SpA	5,167	22,660
UniCredit SpA(a)	2,086	56,719

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
Unione di Banche Italiane SpA	3,130	$10,865
UnipolSai SpA	3,884	8,084

Total Italy		856,999
Jersey - 0.1%
Randgold Resources Ltd.	336	28,555

Jordan - 0.0%(c)
Hikma Pharmaceuticals PLC	503	11,543

Luxembourg - 0.5%
ArcelorMittal*	6,584	51,152
Eurofins Scientific SE	34	15,249
RTL Group SA	140	10,677
SES SA	1,294	25,186
Tenaris SA(a)	1,710	29,882

Total Luxembourg		132,146
Mexico - 0.0%(c)
Fresnillo PLC	614	11,224

Netherlands - 6.4%
ABN AMRO Group NV‡	1,021	23,999
Aegon NV	6,262	33,918
Akzo Nobel NV	904	61,343
Altice NV, Class A*(a)	1,354	29,675
Altice NV, Class B*	435	9,581
ASML Holding NV	1,153	140,056
Boskalis Westminster NV	297	10,995
EXOR NV	407	18,544
Gemalto NV	294	17,081
GrandVision NV‡	184	4,389
Heineken Holding NV	355	24,929
Heineken NV	778	58,207
ING Groep NV	13,873	198,651
Koninklijke Ahold Delhaize NV	4,543	96,695
Koninklijke DSM NV	635	40,488
Koninklijke KPN NV	11,246	32,377
Koninklijke Philips NV	3,331	97,681
Koninklijke Vopak NV	241	10,344
NN Group NV	1,179	41,703
OCI NV*	298	5,624
Randstad Holding NV	397	23,082
Royal Dutch Shell PLC, Class A(b)	15,698	424,124
Royal Dutch Shell PLC, Class B	13,455	378,589
Wolters Kluwer NV	1,048	40,042

Total Netherlands		1,822,117
Norway - 1.0%
DNB ASA	3,862	64,588
Gjensidige Forsikring ASA	616	10,624
Marine Harvest ASA*	1,353	23,976
Norsk Hydro ASA	4,846	27,676
Orkla ASA	2,827	26,422
Schibsted ASA, Class A	293	7,767
Schibsted ASA, Class B	321	8,017
Statoil ASA	3,436	64,062
Telenor ASA	2,494	39,588
Yara International ASA	637	26,911

Total Norway		299,631
Portugal - 0.2%
EDP - Energias de Portugal SA	6,969	20,244
Galp Energia SGPS SA	1,871	27,540
Jeronimo Martins SGPS SA	889	15,040

Total Portugal		62,824
Russia - 0.0%(c)
Polymetal International PLC	941	10,921

	Shares	Value
Common Stocks (continued)
South Africa - 0.2%
Investec PLC	2,282	$16,120
Mediclinic International PLC(a)	1,415	13,975
Mondi PLC	1,330	29,299

Total South Africa		59,394
Spain - 4.9%
Abertis Infraestructuras SA	2,455	35,141
Acciona SA	93	7,204
Acerinox SA	520	7,134
ACS Actividades de Construccion y Servicios SA	611	18,806
Aena SA‡	232	33,685
Amadeus IT Group SA	1,490	68,830
Banco Bilbao Vizcaya Argentaria SA	23,445	158,990
Banco de Sabadell SA	18,841	28,384
Banco Popular Espanol SA	11,153	11,523
Banco Santander SA	51,745	287,936
Bankia SA	16,681	17,576
Bankinter SA	2,497	20,063
CaixaBank SA	11,616	42,443
Corp. Financiera Alba SA	63	2,953
Distribuidora Internacional de Alimentacion SA	2,224	11,760
EDP Renovaveis SA	726	4,663
Enagas SA	821	20,141
Endesa SA	1,150	23,669
Ferrovial SA	1,762	31,895
Gamesa Corp. Tecnologica SA	810	17,008
Gas Natural SDG SA	1,113	21,434
Grifols SA	1,203	25,768
Iberdrola SA*	454	2,862
Iberdrola SA	20,443	128,889
Industria de Diseno Textil SA	3,807	125,628
Mapfre SA	3,680	11,136
Mediaset Espana Comunicacion SA	658	8,043
Red Electrica Corp. SA	1,567	27,993
Repsol SA	4,049	59,773
Telefonica SA	15,234	146,936
Zardoya Otis SA	681	5,740

Total Spain		1,414,006
Sweden - 4.7%
Alfa Laval AB	1,132	21,134
Assa Abloy AB, B Shares	3,373	63,898
Atlas Copco AB, A Shares	2,225	71,345
Atlas Copco AB, B Shares	1,402	40,673
Boliden AB	990	28,890
Electrolux AB	805	21,410
Fastighets AB Balder, B Shares*	339	6,945
Getinge AB, B Shares	660	10,676
Hennes & Mauritz AB, B Shares	3,411	97,551
Hexagon AB, B Shares	920	36,414
Husqvarna AB, B Shares	1,357	11,363
ICA Gruppen AB	357	11,668
Industrivarden AB, A Shares	758	15,634
Industrivarden AB, C Shares	593	11,491
Investment AB Latour, B Shares	112	4,295
Investor AB, B Shares	1,625	64,858
Kinnevik AB, B Shares	733	18,808
L E Lundbergforetagen AB, B Shares	94	6,054
Lundin Petroleum AB*	641	13,830
Melker Schorling AB	39	2,434
Nordea Bank AB	11,411	137,977
Sandvik AB	3,875	52,307
Securitas AB, B Shares	1,109	17,660

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, A Shares	5,158	$57,973
Skanska AB, B Shares	1,293	31,653
SKF AB, A Shares	63	1,267
SKF AB, B Shares	1,370	27,583
Svenska Cellulosa AB SCA, B Shares	2,144	64,504
Svenska Handelsbanken AB, A Shares	5,263	78,629
Svenska Handelsbanken AB, B Shares	128	1,914
Swedbank AB, A Shares	3,789	95,835
Swedish Match AB	672	21,878
Tele2 AB, B Shares	1,274	11,244
Telefonaktiebolaget LM Ericsson, B Shares	10,707	63,263
Telia Co. AB	9,333	37,870
Trelleborg AB, B Shares	878	18,230
Volvo AB, B Shares	5,548	70,956

Total Sweden		1,350,114
Switzerland - 15.3%
ABB Ltd.*	6,877	163,317
Actelion Ltd.*	343	89,348
Adecco Group AG	569	40,602
Aryzta AG*	303	8,341
Baloise Holding AG	167	21,497
Banque Cantonale Vaudoise	10	6,842
Barry Callebaut AG*	7	8,656
Chocoladefabriken Lindt & Spruengli AG	4	22,218
Chocoladefabriken Lindt & Spruengli AG	1	65,026
Cie Financiere Richemont SA	1,835	142,656
Clariant AG*	993	18,610
Coca-Cola HBC AG*	707	16,117
Credit Suisse Group AG*	7,477	113,603
DKSH Holding AG	97	7,172
Dufry AG*	173	24,672
EMS-Chemie Holding AG	26	13,440
Flughafen Zuerich AG	56	11,017
Galenica AG	15	16,450
Geberit AG	133	56,834
Givaudan SA	33	59,504
Glencore PLC*	41,885	172,025
Helvetia Holding AG	22	12,454
Julius Baer Group Ltd.*	784	36,745
Kuehne + Nagel International AG	182	24,867
LafargeHolcim Ltd.*	1,739	93,243
Lonza Group AG*	186	34,104
Nestle SA	11,080	811,964
Novartis AG	8,490	623,455
Pargesa Holding SA	103	6,854
Partners Group Holding AG	79	39,936
PSP Swiss Property AG	144	12,968
Roche Holding AG	2,524	596,079
Roche Holding AG	98	23,571
Schindler Holding AG – Participating Certificate	146	27,821
Schindler Holding AG - Registered	75	14,140
SGS SA	18	38,167
Sika AG	8	42,043
Sonova Holding AG	183	24,187
STMicroelectronics NV	2,271	29,930
Straumann Holding AG	38	15,329
Sulzer AG	47	5,321
Swatch Group AG (The) - Bearer	109	38,613
Swatch Group AG (The) - Registered	174	12,169
Swiss Life Holding AG*	115	34,864
Swiss Prime Site AG*	236	19,687

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Swiss Re AG	1,175	$109,687
Swisscom AG	82	36,155
Syngenta AG	330	140,483
UBS Group AG	12,516	202,595
Wolseley PLC	906	55,932
Zurich Insurance Group AG*	535	153,733

Total Switzerland		4,395,043
United Kingdom - 25.1%
3i Group PLC	3,489	30,727
Aberdeen Asset Management PLC	3,579	11,802
Admiral Group PLC	725	16,199
Aggreko PLC	869	11,009
Anglo American PLC*	4,694	80,197
Ashmore Group PLC	1,412	5,507
Ashtead Group PLC	1,808	36,531
Associated British Foods PLC	1,252	37,583
AstraZeneca PLC(b)	4,533	239,183
Auto Trader Group PLC‡	3,469	17,457
Aviva PLC(b)	14,533	87,196
Babcock International Group PLC	909	10,213
BAE Systems PLC	11,362	83,194
Barclays PLC	60,764	167,763
Barratt Developments PLC	3,645	21,906
Bellway PLC	442	13,813
Berkeley Group Holdings PLC	466	16,416
Booker Group PLC	5,947	15,248
BP PLC(b)	68,013	404,605
British American Tobacco PLC	6,696	412,746
British Land Co. PLC (The)	3,709	27,205
BT Group PLC	30,061	114,915
Bunzl PLC	1,205	31,670
Burberry Group PLC	1,591	32,827
Capita PLC	2,397	15,093
Capital & Counties Properties PLC	2,663	9,113
Centrica PLC	19,490	54,999
CNH Industrial NV	3,321	29,430
Cobham PLC(a)	6,184	10,550
Compass Group PLC	5,919	105,147
Croda International PLC	471	19,839
CYBG PLC*	3,184	10,804
Daily Mail & General Trust PLC, Class A	959	8,361
DCC PLC	319	25,665
Derwent London PLC	361	11,205
Diageo PLC(b)	9,048	250,831
Direct Line Insurance Group PLC	4,979	22,238
Dixons Carphone PLC	3,602	14,316
DS Smith PLC	3,401	18,955
easyJet PLC	785	9,382
Fiat Chrysler Automobiles NV*	3,842	41,936
G4S PLC	5,618	18,038
GKN PLC	6,205	26,808
GlaxoSmithKline PLC(b)	17,465	335,743
Halma PLC	1,363	15,862
Hammerson PLC	2,872	19,747
Hargreaves Lansdown PLC	876	14,911
Henderson Group PLC	3,820	10,477
Howden Joinery Group PLC	2,207	10,479
HSBC Holdings PLC(b)	72,035	613,003
IMI PLC	988	14,493
Imperial Brands PLC	3,461	159,955
Inchcape PLC	1,524	13,757
Informa PLC	2,984	24,477
Inmarsat PLC	1,622	12,407

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	713	$33,011
International Consolidated Airlines Group SA	3,838	23,018
Intertek Group PLC	582	24,837
Intu Properties PLC	3,152	10,719
ITV PLC	13,448	34,379
J Sainsbury PLC	6,055	19,646
John Wood Group PLC	1,338	14,106
Johnson Matthey PLC	701	28,672
Just Eat PLC*	2,003	13,595
Kingfisher PLC	8,102	34,269
Land Securities Group PLC	2,826	35,341
Legal & General Group PLC(b)	21,330	63,036
Lloyds Banking Group PLC	229,930	187,826
London Stock Exchange Group PLC	1,133	45,200
Marks & Spencer Group PLC	5,870	24,777
Meggitt PLC	2,818	14,816
Merlin Entertainments PLC‡	2,569	15,420
Micro Focus International PLC	803	21,670
National Grid PLC	13,550	158,148
NEX Group PLC	1,120	8,095
Next PLC	512	24,671
Old Mutual PLC	17,556	45,875
Pearson PLC	2,975	23,168
Pennon Group PLC	1,488	14,845
Persimmon PLC	1,107	26,866
Petrofac Ltd.	937	10,810
Provident Financial PLC	535	18,342
Prudential PLC	9,265	178,575
Reckitt Benckiser Group PLC(b)	2,259	193,373
RELX NV	3,261	55,065
RELX PLC	3,938	70,501
Rentokil Initial PLC	6,622	19,037
Rightmove PLC	322	16,285
Rio Tinto PLC	4,344	190,790
Rolls-Royce Holdings PLC*	5,944	49,917
Royal Bank of Scotland Group PLC*	11,767	32,835
Royal Mail PLC	3,295	17,063
RSA Insurance Group PLC	3,677	26,530
Sage Group PLC (The)	3,900	30,077
Schroders PLC	409	15,097
Segro PLC	3,000	17,418
Severn Trent PLC	852	24,332
Sky PLC	3,767	47,440
Smith & Nephew PLC	3,178	47,299
Smiths Group PLC	1,420	26,815
Sports Direct International PLC*	910	3,251
SSE PLC	3,653	68,432
St James's Place PLC	1,877	25,291
Standard Chartered PLC*	9,642	93,903
Standard Life PLC	7,153	31,110
TalkTalk Telecom Group PLC(a)	1,902	3,745
Tate & Lyle PLC	1,687	14,231
Taylor Wimpey PLC	11,821	24,851
TechnipFMC PLC*	1,652	54,202
Tesco PLC*	29,180	71,440
Travis Perkins PLC	905	16,544
Unilever NV	5,591	225,948
Unilever PLC	4,334	175,983
United Utilities Group PLC	2,469	28,484
Vodafone Group PLC(b)	95,434	233,347
Weir Group PLC (The)	784	19,776
Whitbread PLC	655	32,344
William Hill PLC	3,145	10,244

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Wm Morrison Supermarkets PLC	7,837	$23,279
Worldpay Group PLC‡	6,083	21,880
WPP PLC	4,595	106,601

Total United Kingdom		7,192,426
United States - 0.8%
Carnival PLC	656	34,977
QIAGEN NV*	816	23,532
Shire PLC	3,234	178,189

Total United States		236,698

Total Common Stocks
(Cost $31,129,617)		28,552,589
Preferred Stocks - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	197	14,765
FUCHS PETROLUB SE	252	11,517
Henkel AG & Co. KGaA	623	75,878
Porsche Automobil Holding SE	554	33,228
RWE AG	119	1,195
Sartorius AG	124	8,710
Volkswagen AG	659	102,483

Total Germany		247,776
Spain - 0.0%(c)
Grifols SA, Class B	932	15,944

Sweden - 0.0%(c)
Fastighets AB Balder	22	793

Total Preferred Stocks
(Cost $281,795)		264,513
Right - 0.0%(c)
Spain - 0.0%(c)
ACS Actividades de Construccion y Servicios SA*
(Cost $258)	544	245

Investment of Cash Collateral For Securities Loaned — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $233,963)	233,963	233,963

Total Investments — 101.2%
(Cost $31,645,633)		29,051,310
Other Assets and Liabilities, Net — (1.2)%		(361,543)
Net Assets — 100.0%		$28,689,767

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2017 (unaudited)

Industry	Value	% of Net Assets
Financials	$5,940,068	20.7%
Consumer Staples	3,928,280	13.7
Industrials	3,750,807	13.1
Health Care	3,723,814	13.0
Consumer Discretionary	3,181,242	11.1
Materials	2,510,752	8.7
Energy	2,120,495	7.4
Information Technology	1,123,006	3.9
Telecommunication Services	1,117,287	3.9
Utilities	990,017	3.4
Real Estate	431,579	1.5
Money Market Fund	233,963	0.8
Total Investments	$29,051,310	101.2%
Other Assets and Liabilities, Net	(361,543)	(1.2)
Total Net Assets	$28,689,767	100.0%

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $216,061; total market value of collateral held by the Fund was $233,963.
(b)	All of a portion of these securities have been segregated as collateral for forward currency contracts. The total value of securities segregated amounted to $2,820,121.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Europe ETF (continued)

January 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2017:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 02/03/17	Morgan Stanley	CHF	2,032,062	$2,059,526	$2,059,948	$422
Danish Krone Expiring 02/03/17	Morgan Stanley	DKK	2,590,086	376,214	376,409	195
Euro Expiring 02/03/17	Morgan Stanley	EUR	6,430,847	6,947,979	6,950,532	2,553
British Pound Expiring 02/03/17	Morgan Stanley	GBP	3,447,804	4,339,636	4,337,898	(1,738)
Norwegian Krone Expiring 02/03/17	Morgan Stanley	NOK	1,211,184	147,107	147,210	103
Swedish Krona Expiring 02/03/17	Morgan Stanley	SEK	5,844,537	668,433	668,669	236
				$14,538,895	$14,540,666	$1,771

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 02/03/17	Morgan Stanley	CHF	(2,032,062)	$(2,003,546)	$(2,059,948)	$(56,402)
Swiss Franc Expiring 03/06/17	Morgan Stanley	CHF	(2,032,833)	(2,063,433)	(2,063,915)	(482)
Danish Krone Expiring 02/03/17	Morgan Stanley	DKK	(2,590,086)	(368,344)	(376,409)	(8,065)
Danish Krone Expiring 03/06/17	Morgan Stanley	DKK	(2,633,694)	(383,004)	(383,216)	(212)
Euro Expiring 02/03/17	Morgan Stanley	EUR	(6,430,847)	(6,795,595)	(6,950,532)	(154,937)
Euro Expiring 03/06/17	Morgan Stanley	EUR	(6,368,633)	(6,888,584)	(6,891,320)	(2,736)
British Pound Expiring 02/03/17	Morgan Stanley	GBP	(3,447,805)	(4,261,918)	(4,337,900)	(75,982)
British Pound Expiring 03/06/17	Morgan Stanley	GBP	(3,412,769)	(4,297,836)	(4,296,285)	1,551
Norwegian Krone Expiring 02/03/17	Morgan Stanley	NOK	(1,211,184)	(140,546)	(147,210)	(6,664)
Norwegian Krone Expiring 03/06/17	Morgan Stanley	NOK	(1,232,644)	(149,746)	(149,853)	(107)
Swedish Krona Expiring 02/03/17	Morgan Stanley	SEK	(5,844,538)	(645,071)	(668,669)	(23,598)
Swedish Krona Expiring 03/06/17	Morgan Stanley	SEK	(5,906,865)	(676,464)	(676,705)	(241)
				$(28,674,087)	$(29,001,962)	$(327,875)

Net Unrealized Appreciation (Depreciation)						$(326,104)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$28,552,589	$–	$–	$28,552,589
Preferred Stocks	264,513	–	–	264,513
Rights	245	–	–	245
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	233,963	–	–	233,963
Total Investments in Securities	29,051,310	–	–	29,051,310
Other Financial Instruments:(f)
Forward Exchange Contracts	–	5,060	–	5,060
Total Investments in Securities and Other Financial Instruments	$29,051,310	$5,060	$–	$29,056,370
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Exchange Contracts	$–	$331,164	$–	$331,164
Total Other Financial Instruments	$–	$331,164	$–	$331,164

(e)	For a complete listing of investments and their countries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks — 100.3%
Consumer Discretionary — 20.4%
ABC-Mart, Inc.	192	$11,188
Adastria Co., Ltd.	220	5,921
Aisin Seiki Co., Ltd.	1,604	73,664
Aoyama Trading Co., Ltd.	389	13,753
Asics Corp.	1,467	28,682
ASKUL Corp.	161	5,256
Autobacs Seven Co., Ltd.	560	8,705
Bandai Namco Holdings, Inc.	1,653	45,666
Benesse Holdings, Inc.	591	17,246
Bic Camera, Inc.	1,170	10,965
Bridgestone Corp.	5,296	194,904
Calsonic Kansei Corp.	1,263	20,183
Canon Marketing Japan, Inc.	352	6,741
Casio Computer Co., Ltd.	1,861	25,855
CyberAgent, Inc.	796	19,791
Daiichikosho Co., Ltd.	334	13,307
Denso Corp.	4,092	178,147
Dentsu, Inc.	1,852	85,875
Don Quijote Holdings Co., Ltd.	960	34,921
Exedy Corp.	256	6,959
Fast Retailing Co., Ltd.	420	132,743
Fuji Heavy Industries Ltd.	5,060	204,063
Fujitsu General Ltd.	436	8,582
H2O Retailing Corp.	672	11,181
Hakuhodo DY Holdings, Inc.	1,977	24,411
Haseko Corp.	2,321	25,689
Heiwa Corp.	404	9,776
Hikari Tsushin, Inc.	193	17,710
HIS Co., Ltd.(a)	268	7,166
Honda Motor Co., Ltd.	14,788	444,921
Iida Group Holdings Co., Ltd.	1,165	21,887
Isetan Mitsukoshi Holdings Ltd.	3,028	35,612
Isuzu Motors Ltd.	4,515	61,042
Izumi Co., Ltd.	327	13,914
J Front Retailing Co., Ltd.	2,082	30,201
Koito Manufacturing Co., Ltd.	945	50,198
Komeri Co., Ltd.	216	5,106
K's Holdings Corp.	626	11,327
Marui Group Co., Ltd.	1,826	26,212
Mazda Motor Corp.	4,741	70,246
Mitsubishi Motors Corp.	5,248	28,577
NGK Spark Plug Co., Ltd.	1,624	36,700
NHK Spring Co., Ltd.	1,397	14,122
Nifco, Inc.	343	17,367
Nikon Corp.	2,963	48,034
Nissan Motor Co., Ltd.	16,341	162,430
Nissan Shatai Co., Ltd.	627	5,965
Nitori Holdings Co., Ltd.	619	69,392
NOK Corp.	960	19,545
Oriental Land Co., Ltd.	1,631	89,638
PanaHome Corp.	576	4,897
Panasonic Corp.	17,541	183,629
Rakuten, Inc.	6,993	70,039
Resorttrust, Inc.	513	9,488
Rinnai Corp.	309	26,350
Ryohin Keikaku Co., Ltd.	201	37,763
Sankyo Co., Ltd.	427	14,319
Sanrio Co., Ltd.(a)	460	9,063
Sega Sammy Holdings, Inc.	1,655	26,109
Sekisui Chemical Co., Ltd.	3,065	50,205
Sekisui House Ltd.	4,885	79,345
Sharp Corp.*(a)	12,045	32,527
Shimachu Co., Ltd.	376	9,228
Shimamura Co., Ltd.	181	23,780

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Shimano, Inc.	650	$102,834
Shochiku Co., Ltd.	874	10,442
SKY Perfect JSAT Holdings, Inc.	1,052	4,747
Skylark Co., Ltd.	738	10,024
Sony Corp.	10,359	314,980
Stanley Electric Co., Ltd.	1,251	35,394
Start Today Co., Ltd.	1,491	28,118
Sumitomo Electric Industries Ltd.	6,361	93,091
Sumitomo Forestry Co., Ltd.	1,109	15,279
Sumitomo Rubber Industries Ltd.	1,476	23,141
Suzuki Motor Corp.	3,383	131,293
Takashimaya Co., Ltd.	2,478	21,418
Toho Co., Ltd.	965	27,902
Tokai Rika Co., Ltd.	381	7,622
Tokyo Broadcasting System Holdings, Inc.	313	5,402
Toyo Tire & Rubber Co., Ltd.	779	9,494
Toyoda Gosei Co., Ltd.	624	15,082
Toyota Boshoku Corp.	474	10,547
Toyota Industries Corp.	1,375	66,689
Toyota Motor Corp.	22,533	1,317,853
TS Tech Co., Ltd.	395	10,130
TV Asahi Holdings Corp.	200	4,017
USS Co., Ltd.	1,762	31,006
Wacoal Holdings Corp.	981	11,947
Yamada Denki Co., Ltd.(a)	5,852	32,333
Yamaha Corp.	1,372	42,047
Yamaha Motor Co., Ltd.	2,326	48,638
Yokohama Rubber Co., Ltd. (The)	862	15,230
Zensho Holdings Co., Ltd.	737	12,688

Total Consumer Discretionary		5,547,616

Consumer Staples — 8.3%
Aeon Co., Ltd.	5,838	84,582
Ain Holdings, Inc.	165	12,136
Ajinomoto Co., Inc.	4,263	84,389
Ariake Japan Co., Ltd.	140	7,437
Asahi Group Holdings Ltd.	3,134	110,522
Calbee, Inc.	625	20,403
Coca-Cola East Japan Co., Ltd.	619	13,521
Coca-Cola West Co., Ltd.	533	15,506
Cosmos Pharmaceutical Corp.	69	12,767
Ezaki Glico Co., Ltd.	436	19,985
FamilyMart UNY Holdings Co., Ltd.	673	42,804
House Foods Group, Inc.	574	12,354
Ito En Ltd.	477	15,889
Itoham Yonekyu Holdings, Inc.*	1,333	11,829
Japan Tobacco, Inc.	9,893	319,880
Kagome Co., Ltd.	606	15,643
Kao Corp.	4,064	201,548
Kewpie Corp.	930	23,280
Kikkoman Corp.	1,451	45,821
Kirin Holdings Co., Ltd.	6,923	113,646
Kobayashi Pharmaceutical Co., Ltd.	520	23,234
Kose Corp.	241	20,552
Kusuri NO Aoki Holdings Co., Ltd.	122	5,229
Lawson, Inc.(a)	540	39,526
Lion Corp.	2,100	36,581
Matsumotokiyoshi Holdings Co., Ltd.	330	16,445
Megmilk Snow Brand Co., Ltd.	341	8,972
MEIJI Holdings Co., Ltd.	1,152	89,438
Mitsubishi Shokuhin Co., Ltd.	132	3,946
NH Foods Ltd.	1,610	43,977
Nichirei Corp.	935	19,070

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Nisshin Seifun Group, Inc.	2,188	$33,371
Nissin Foods Holdings Co., Ltd.	609	32,242
Pigeon Corp.	888	24,137
Pola Orbis Holdings, Inc.(a)	146	13,903
Sapporo Holdings Ltd.	531	13,858
Seven & i Holdings Co., Ltd.	6,432	257,623
Shiseido Co., Ltd.	3,299	92,545
Sugi Holdings Co., Ltd.	301	14,037
Sundrug Co., Ltd.	281	19,420
Suntory Beverage & Food Ltd.	1,066	45,405
Takara Holdings, Inc.	1,477	14,157
Toyo Suisan Kaisha Ltd.	744	26,634
Tsuruha Holdings, Inc.	295	27,777
Unicharm Corp.	3,232	72,923
Welcia Holdings Co., Ltd.	195	10,757
Yakult Honsha Co., Ltd.(a)	848	43,690
Yamazaki Baking Co., Ltd.	1,075	21,677

Total Consumer Staples		2,255,068

Energy — 1.0%
Cosmo Energy Holdings Co., Ltd.	562	9,760
Idemitsu Kosan Co., Ltd.	833	25,862
Inpex Corp.	7,753	76,480
Japan Petroleum Exploration Co., Ltd.	239	5,388
JX Holdings, Inc.	19,960	94,432
Showa Shell Sekiyu K.K.	1,590	15,635
TonenGeneral Sekiyu K.K.	2,466	29,112

Total Energy		256,669

Financials — 14.1%
77 Bank Ltd. (The)	3,023	14,098
Acom Co., Ltd.*(a)	3,265	14,124
AEON Financial Service Co., Ltd.(a)	980	17,602
Aiful Corp.*	2,245	6,800
Aozora Bank Ltd.	9,589	35,094
Aplus Financial Co., Ltd.*	793	845
Awa Bank Ltd. (The)	1,585	9,926
Bank of Kyoto Ltd. (The)	3,000	23,584
Chiba Bank Ltd. (The)	5,514	36,295
Chugoku Bank Ltd. (The)	1,458	21,551
Concordia Financial Group Ltd.	10,019	53,239
Credit Saison Co., Ltd.	1,328	24,325
Dai-ichi Life Holdings, Inc.	9,320	170,711
Daishi Bank Ltd. (The)	2,539	11,254
Daiwa Securities Group, Inc.	14,241	91,524
Fukuoka Financial Group, Inc.	6,075	26,982
Gunma Bank Ltd. (The)	3,655	20,065
Hachijuni Bank Ltd. (The)	3,397	20,127
Hiroshima Bank Ltd. (The)	4,843	22,758
Hitachi Capital Corp.	374	9,651
Hokuhoku Financial Group, Inc.	1,069	18,422
Iyo Bank Ltd. (The)	2,288	15,426
Jafco Co., Ltd.	264	8,958
Japan Exchange Group, Inc.	4,596	68,792
Japan Post Bank Co., Ltd.	3,413	41,687
Japan Post Holdings Co., Ltd.	3,736	47,125
Japan Post Insurance Co., Ltd.	512	11,757
Juroku Bank Ltd. (The)	2,723	9,482
Keiyo Bank Ltd. (The)	1,838	8,490
Kyushu Financial Group, Inc.	3,217	22,290
Matsui Securities Co., Ltd.	796	6,852
Mitsubishi UFJ Financial Group, Inc.	112,149	728,134
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,654	19,572

	Shares	Value
Common Stocks (continued)
Financials (continued)
Mizuho Financial Group, Inc.	206,309	$385,403
MS&AD Insurance Group Holdings, Inc.	4,208	141,855
Nishi-Nippon Financial Holdings, Inc.*	1,307	13,781
Nomura Holdings, Inc.	27,618	172,590
North Pacific Bank Ltd.	2,168	8,763
Orient Corp.*	4,456	8,194
ORIX Corp.	10,812	163,945
Resona Holdings, Inc.	18,007	98,085
San-In Godo Bank Ltd. (The)	1,196	10,040
SBI Holdings, Inc.	1,640	22,784
Senshu Ikeda Holdings, Inc.	2,050	9,469
Seven Bank Ltd.(a)	5,429	15,625
Shiga Bank Ltd. (The)	1,958	11,045
Shinsei Bank Ltd.	13,853	23,996
Shizuoka Bank Ltd. (The)	4,452	38,954
Sompo Holdings, Inc.	3,047	110,918
Sony Financial Holdings, Inc.	1,449	24,494
Sumitomo Mitsui Financial Group, Inc.	10,710	423,453
Sumitomo Mitsui Trust Holdings, Inc.	3,120	117,289
Suruga Bank Ltd.	1,439	32,979
T&D Holdings, Inc.	5,131	76,731
Tokai Tokyo Financial Holdings, Inc.	1,780	9,946
Tokio Marine Holdings, Inc.	5,788	243,243
Tokyo Century Corp.	388	13,252
Yamaguchi Financial Group, Inc.	1,895	20,755
Zenkoku Hosho Co., Ltd.	419	14,534

Total Financials		3,849,665

Health Care — 7.5%
Alfresa Holdings Corp.	1,507	24,832
Asahi Intecc Co., Ltd.	410	16,753
Astellas Pharma, Inc.	17,539	235,801
Chugai Pharmaceutical Co., Ltd.	1,837	53,849
Daiichi Sankyo Co., Ltd.	5,359	120,176
Eisai Co., Ltd.	2,192	121,015
Hisamitsu Pharmaceutical Co., Inc.	612	31,857
Hoya Corp.	3,198	139,823
Kaken Pharmaceutical Co., Ltd.	285	14,481
Kissei Pharmaceutical Co., Ltd.	250	6,123
KYORIN Holdings, Inc.	357	7,820
Kyowa Hakko Kirin Co., Ltd.	2,136	28,860
M3, Inc.	1,502	40,427
Medipal Holdings Corp.	1,318	21,413
Miraca Holdings, Inc.	477	21,864
Mitsubishi Tanabe Pharma Corp.	1,890	37,926
Mochida Pharmaceutical Co., Ltd.	103	7,402
Nihon Kohden Corp.	619	14,192
Nippon Shinyaku Co., Ltd.	425	22,048
Nipro Corp.	934	10,487
Olympus Corp.	2,707	93,660
Ono Pharmaceutical Co., Ltd.	3,818	78,225
Otsuka Holdings Co., Ltd.	3,485	160,946
PeptiDream, Inc.*	312	15,520
Rohto Pharmaceutical Co., Ltd.	749	13,007
Santen Pharmaceutical Co., Ltd.	3,386	42,590
Sawai Pharmaceutical Co., Ltd.	272	14,304
Shionogi & Co., Ltd.	2,443	117,728
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,339	22,647
Suzuken Co., Ltd.	691	22,895
Sysmex Corp.	1,206	72,419
Taisho Pharmaceutical Holdings Co., Ltd.	378	31,966
Takeda Pharmaceutical Co., Ltd.	6,381	267,767
Terumo Corp.	2,648	98,087

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Tsumura & Co.	562	$16,325

Total Health Care		2,045,235

Industrials — 21.3%
Amada Holdings Co., Ltd.	2,956	34,897
ANA Holdings, Inc.	9,639	28,727
Asahi Glass Co., Ltd.	8,074	60,246
Central Japan Railway Co.	1,493	242,302
Chiyoda Corp.	1,191	8,051
COMSYS Holdings Corp.	929	17,132
Dai Nippon Printing Co., Ltd.	5,079	51,839
Daifuku Co., Ltd.	772	17,130
Daikin Industries Ltd.	2,199	219,265
DMG Mori Co., Ltd.	772	10,616
East Japan Railway Co.	3,080	279,888
Ebara Corp.	758	23,499
FANUC Corp.	1,613	317,585
Fuji Electric Co., Ltd.	4,756	28,264
Fujikura Ltd.	2,198	13,980
Fukuyama Transporting Co., Ltd.	1,389	7,675
Furukawa Electric Co., Ltd.	517	17,612
Glory Ltd.	467	14,644
GS Yuasa Corp.	3,260	13,553
Hankyu Hanshin Holdings, Inc.	2,127	72,364
Hino Motors Ltd.	2,256	23,948
Hitachi Construction Machinery Co., Ltd.	864	19,978
Hitachi Transport System Ltd.	376	7,725
Hoshizaki Corp.	432	35,343
IHI Corp.*	12,524	33,931
ITOCHU Corp.	11,859	163,914
Japan Airlines Co., Ltd.	338	10,815
Japan Airport Terminal Co., Ltd.(a)	460	16,549
Japan Steel Works Ltd. (The)	487	9,188
JGC Corp.	1,823	31,788
JTEKT Corp.	1,888	31,194
Kajima Corp.	7,689	53,753
Kamigumi Co., Ltd.	1,750	17,069
Kandenko Co., Ltd.	812	7,566
Kawasaki Heavy Industries Ltd.	12,128	38,245
Kawasaki Kisen Kaisha Ltd.	6,957	16,995
Keihan Holdings Co., Ltd.	4,054	27,117
Keikyu Corp.	4,118	48,469
Keio Corp.	4,737	39,049
Keisei Electric Railway Co., Ltd.	1,163	27,583
Kinden Corp.	1,087	13,846
Kintetsu Group Holdings Co., Ltd.	14,958	57,666
Komatsu Ltd.	7,771	185,966
Kubota Corp.	9,275	148,301
Kurita Water Industries Ltd.	939	22,354
Kyudenko Corp.	285	7,760
Kyushu Railway Co.*	1,331	36,179
LIXIL Group Corp.	2,160	50,654
Mabuchi Motor Co., Ltd.	441	22,760
Maeda Road Construction Co., Ltd.	448	7,764
Makita Corp.	1,028	71,684
Marubeni Corp.	13,141	80,264
Minebea Co., Ltd.	2,755	27,532
MISUMI Group, Inc.	2,225	41,703
Mitsubishi Corp.	11,359	257,249
Mitsubishi Electric Corp.	16,289	249,092
Mitsubishi Heavy Industries Ltd.	26,798	121,141
Mitsubishi Logistics Corp.	1,121	15,992
Mitsui & Co., Ltd.	14,042	206,623

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Mitsui Engineering & Shipbuilding Co., Ltd.	5,703	$9,271
Mitsui OSK Lines Ltd.	9,326	29,823
Miura Co., Ltd.	783	12,464
MonotaRO Co., Ltd.	449	11,822
Nabtesco Corp.	982	25,707
Nagase & Co., Ltd.	869	11,957
Nagoya Railroad Co., Ltd.	7,481	36,948
Nankai Electric Railway Co., Ltd.	4,580	22,742
NGK Insulators Ltd.	2,225	43,877
Nidec Corp.	1,998	188,308
Nihon M&A Center, Inc.	523	15,261
Nippo Corp.	398	7,541
Nippon Express Co., Ltd.	6,248	33,245
Nippon Yusen K.K.	13,224	28,192
Nishi-Nippon Railroad Co., Ltd.	3,154	14,008
Nisshinbo Holdings, Inc.	984	9,414
NSK Ltd.	3,760	45,892
NTN Corp.	3,577	15,220
Obayashi Corp.	5,708	54,557
Odakyu Electric Railway Co., Ltd.	2,540	50,473
OKUMA Corp.	1,168	12,212
OSG Corp.	556	11,562
Park24 Co., Ltd.	852	23,575
Pilot Corp.	285	11,608
Recruit Holdings Co., Ltd.	2,675	117,503
Sanwa Holdings Corp.	1,669	15,582
Secom Co., Ltd.	1,602	116,206
Seibu Holdings, Inc.	1,923	32,541
Seino Holdings Co., Ltd.	1,245	14,432
Shimizu Corp.	4,778	44,098
SMC Corp.	482	132,344
Sohgo Security Services Co., Ltd.	572	21,569
Sojitz Corp.	10,341	26,731
Sotetsu Holdings, Inc.	3,102	15,734
Sumitomo Corp.	9,281	116,739
Sumitomo Heavy Industries Ltd.	4,685	32,378
Tadano Ltd.	884	10,907
Taisei Corp.	8,890	63,334
Temp Holdings Co., Ltd.	1,210	21,024
THK Co., Ltd.	939	23,280
Tobu Railway Co., Ltd.	8,323	42,364
Toda Corp.	1,786	9,836
Tokyu Corp.	8,428	62,213
Toppan Forms Co., Ltd.	326	3,394
Toppan Printing Co., Ltd.	4,281	42,173
Toshiba Corp.*	32,096	69,082
TOTO Ltd.	1,208	48,878
Toyota Tsusho Corp.	1,866	51,550
Ushio, Inc.	923	11,766
West Japan Railway Co.	1,517	99,179
Yamato Holdings Co., Ltd.	2,995	60,645

Total Industrials		5,795,179

Information Technology — 10.8%
Advantest Corp.	1,440	27,003
Alps Electric Co., Ltd.	1,541	41,271
Azbil Corp.	587	17,755
Brother Industries Ltd.	1,940	35,982
Canon, Inc.	8,644	256,844
Capcom Co., Ltd.(a)	371	7,883
Citizen Watch Co., Ltd.	2,460	15,384
COLOPL, Inc.	356	3,090
COOKPAD, Inc.	348	3,113

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
DeNA Co., Ltd.	885	$19,882
Disco Corp.	225	28,861
FUJIFILM Holdings Corp.	3,225	125,333
Fujitsu Ltd.	14,982	87,650
GMO Payment Gateway, Inc.	128	6,390
Gree, Inc.	863	4,661
GungHo Online Entertainment, Inc.	2,963	6,448
Hamamatsu Photonics K.K.	1,127	32,686
Hirose Electric Co., Ltd.	267	34,912
Hitachi High-Technologies Corp.	537	23,111
Hitachi Ltd.	38,240	219,980
Horiba Ltd.	308	16,252
Ibiden Co., Ltd.	794	11,355
Itochu Techno-Solutions Corp.	359	9,679
Japan Aviation Electronics Industry Ltd.	435	5,340
Japan Display, Inc.*	3,066	8,361
Kakaku.com, Inc.	1,109	20,136
Keyence Corp.	752	293,051
Koei Tecmo Holdings Co., Ltd.	380	6,467
Konami Holdings Corp.	793	31,840
Konica Minolta, Inc.	3,731	38,843
Kyocera Corp.	2,571	134,379
LINE Corp.*(a)	287	9,242
Murata Manufacturing Co., Ltd.	1,561	211,531
NEC Corp.	20,304	47,074
Nexon Co., Ltd.	1,148	17,560
Nintendo Co., Ltd.	892	183,194
Nippon Electric Glass Co., Ltd.	3,424	19,800
Nomura Research Institute Ltd.	897	30,757
NS Solutions Corp.	252	5,008
NTT Data Corp.	1,062	53,772
OBIC Business Consultants Co., Ltd.	68	3,220
Obic Co., Ltd.	554	26,673
Omron Corp.	1,654	68,099
Oracle Corp. Japan	280	15,719
Otsuka Corp.	425	21,934
Ricoh Co., Ltd.	5,649	50,631
Rohm Co., Ltd.	733	47,141
SCREEN Holdings Co., Ltd.	336	21,102
SCSK Corp.	330	12,444
Seiko Epson Corp.	2,343	48,515
Shimadzu Corp.	2,238	37,951
Square Enix Holdings Co., Ltd.	652	18,707
Sumco Corp.	1,539	24,211
Taiyo Yuden Co., Ltd.	858	10,525
TDK Corp.	1,008	72,796
TIS, Inc.	655	14,877
Tokyo Electron Ltd.	1,287	133,873
Topcon Corp.	868	13,385
Trend Micro, Inc.	952	37,082
Yahoo Japan Corp.	10,974	46,206
Yaskawa Electric Corp.	2,225	40,340
Yokogawa Electric Corp.	2,030	32,567

Total Information Technology		2,949,878

Materials — 7.0%
Air Water, Inc.	1,263	23,471
Asahi Kasei Corp.	10,294	96,470
Daicel Corp.	2,455	27,303
Daido Steel Co., Ltd.	2,781	12,673
Denka Co., Ltd.	3,671	18,131
DIC Corp.	672	20,952
Dowa Holdings Co., Ltd.	1,883	16,074

	Shares	Value
Common Stocks (continued)
Materials (continued)
FP Corp.	180	$8,602
Hitachi Chemical Co., Ltd.	863	24,608
Hitachi Metals Ltd.	1,629	22,661
JFE Holdings, Inc.	4,328	76,199
JSR Corp.	1,567	27,004
Kaneka Corp.	2,322	20,090
Kansai Paint Co., Ltd.	1,625	31,670
Kobe Steel Ltd.*	2,495	24,401
Kuraray Co., Ltd.	2,953	47,007
Lintec Corp.	386	8,658
Maruichi Steel Tube Ltd.	516	17,372
Mitsubishi Chemical Holdings Corp.	11,095	77,830
Mitsubishi Gas Chemical Co., Inc.	1,564	30,134
Mitsubishi Materials Corp.	1,041	35,648
Mitsui Chemicals, Inc.	7,481	35,353
Nippon Kayaku Co., Ltd.	1,402	18,394
Nippon Paint Holdings Co., Ltd.(a)	1,511	44,293
Nippon Paper Industries Co., Ltd.	792	14,556
Nippon Shokubai Co., Ltd.	273	18,891
Nippon Steel & Sumitomo Metal Corp.	6,477	157,444
Nissan Chemical Industries Ltd.	1,183	42,402
Nisshin Steel Co., Ltd.	715	9,717
Nitto Denko Corp.	1,271	100,969
Oji Holdings Corp.	7,313	32,481
Rengo Co., Ltd.	1,613	9,872
Shin-Etsu Chemical Co., Ltd.	3,398	294,207
Showa Denko K.K.	1,070	17,650
Sumitomo Chemical Co., Ltd.	12,630	67,652
Sumitomo Metal Mining Co., Ltd.	3,957	53,850
Sumitomo Osaka Cement Co., Ltd.	2,904	11,737
Taiheiyo Cement Corp.	10,307	36,165
Taiyo Nippon Sanso Corp.	1,203	14,277
Teijin Ltd.	1,469	31,135
Toray Industries, Inc.	12,523	108,750
Tosoh Corp.	5,325	40,443
Toyo Seikan Group Holdings Ltd.	1,340	24,782
Toyobo Co., Ltd.	6,904	11,223
Ube Industries Ltd.	8,633	20,859
Yamato Kogyo Co., Ltd.	322	9,668
Zeon Corp.	1,135	13,107

Total Materials		1,906,835

Real Estate — 3.1%
Aeon Mall Co., Ltd.	983	14,312
Daikyo, Inc.	2,280	4,699
Daito Trust Construction Co., Ltd.	612	85,840
Daiwa House Industry Co., Ltd.	5,327	144,987
Hulic Co., Ltd.	2,948	28,858
Ichigo, Inc.	1,617	5,271
Leopalace21 Corp.	1,963	11,299
Mitsubishi Estate Co., Ltd.	9,745	187,196
Mitsui Fudosan Co., Ltd.	7,822	181,801
Nomura Real Estate Holdings, Inc.	992	17,139
NTT Urban Development Corp.	842	7,435
Relo Group, Inc.	82	12,077
Sumitomo Real Estate Sales Co., Ltd.	133	3,039
Sumitomo Realty & Development Co., Ltd.	3,572	97,221
Tokyo Tatemono Co., Ltd.	1,717	22,848
Tokyu Fudosan Holdings Corp.	4,328	25,412

Total Real Estate		849,434

Telecommunication Services — 4.8%
KDDI Corp.	15,298	411,752

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2017 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	2,034	$89,960
NTT DOCOMO, Inc.	10,827	260,300
SoftBank Group Corp.	7,093	548,223

Total Telecommunication Services		1,310,235

Utilities — 2.0%
Chubu Electric Power Co., Inc.	5,972	79,733
Chugoku Electric Power Co., Inc. (The)	2,503	28,237
Electric Power Development Co., Ltd.	1,482	34,531
Hokkaido Electric Power Co., Inc.	1,371	9,962
Hokuriku Electric Power Co.	1,575	15,907
Kansai Electric Power Co., Inc. (The)*	6,166	65,973
Kyushu Electric Power Co., Inc.*	3,826	42,755
Osaka Gas Co., Ltd.	16,418	61,647
Shikoku Electric Power Co., Inc.	1,300	12,552
Toho Gas Co., Ltd.	3,737	27,984
Tohoku Electric Power Co., Inc.	3,950	48,281
Tokyo Electric Power Co. Holdings, Inc.*	12,940	49,771
Tokyo Gas Co., Ltd.	17,466	77,544

Total Utilities		554,877

Total Common Stocks
(Cost $26,117,117)		27,320,691
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(c)
(Cost $6,273)	6,273	6,273

Investment of Cash Collateral For Securities Loaned — 0.5%
Money Market Fund — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $147,510)	147,510	147,510

Total Investments — 100.8%
(Cost $26,270,900)		27,474,474
Other Assets and Liabilities, Net — (0.8)%		(245,766)
Net Assets — 100.0%		$27,228,708

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $294,382; total market value of collateral held by the Fund was $307,098. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $159,588.
(b)	Less than 0.05%.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE Japan ETF (continued)

January 31, 2017 (unaudited)

Forward Exchange Contracts Outstanding as of January 31, 2017:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 02/03/17	Merrill Lynch	JPY	1,556,562,377	$13,829,521	$13,827,937	$(1,584)
				$13,829,521	$13,827,937	$(1,584)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 03/06/17	Merrill Lynch	JPY	(1,537,937,388)	$(13,675,441)	$(13,674,829)	$612
Japanese Yen Expiring 02/03/17	Morgan Stanley	JPY	(1,556,562,367)	(13,363,482)	(13,827,937)	(464,455)
				$(27,038,923)	$(27,502,766)	$(463,843)

Net Unrealized Appreciation (Depreciation)						$(465,427)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Common Stocks	$27,320,691	$–	$–	$27,320,691
Short-Term Investment:
Money Market Fund	6,273	–	–	6,273
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	147,510	–	–	147,510
Total Investments in Securities	27,474,474	–	–	27,474,474
Other Financial Instruments:(f)
Forward Exchange Contracts	–	612	–	612
Total Investments in Securities and Other Financial Instruments	$27,474,474	$612	$–	$27,475,086
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(f)
Forward Exchange Contracts	$–	$466,039	$–	$466,039
Total Other Financial Instruments	$–	$466,039	$–	$466,039

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.8%
Aggregate Bond Funds — 17.8%
iShares Core U.S. Aggregate Bond ETF	31,308	$3,390,344
SPDR Bloomberg Barclays Aggregate Bond ETF	1,742	99,346
Vanguard Total Bond Market ETF	31,700	2,565,798

Total Aggregate Bond Funds		6,055,488

Emerging Equity Funds — 8.0%
iShares Core MSCI Emerging Markets ETF	12,163	550,254
iShares MSCI Emerging Markets ETF	21,517	803,445
Vanguard FTSE Emerging Markets ETF	35,705	1,351,077

Total Emerging Equity Funds		2,704,776

High Yield Corporate Bond Funds — 18.5%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	44,016	3,844,358
SPDR Bloomberg Barclays High Yield Bond ETF(a)	66,230	2,444,549

Total High Yield Corporate Bond Funds		6,288,907

International Equity Core Funds — 20.7%
iShares Core MSCI EAFE ETF	17,285	958,280
iShares MSCI EAFE ETF(b)	60,697	3,619,362
Vanguard FTSE Developed Markets ETF	64,860	2,456,897

Total International Equity Core Funds		7,034,539

U.S. Intermediate Term Treasury Bond Funds — 8.5%
iShares 7-10 Year Treasury Bond ETF	27,279	2,865,659

U.S. Large Cap Core Funds — 23.7% Consumer Discretionary Select Sector SPDR Fund	9,414	798,590
Energy Select Sector SPDR Fund	4,400	320,760
Financial Select Sector SPDR Fund	40,820	951,514
Health Care Select Sector SPDR Fund(a)	18,774	1,323,942
Materials Select Sector SPDR Fund(a)	19,412	1,008,648
Technology Select Sector SPDR Fund	25,545	1,279,294
Vanguard Consumer Discretionary ETF(a)	1,124	150,076
Vanguard Energy ETF	790	79,830
Vanguard Financials ETF(a)	3,441	204,533
Vanguard Health Care ETF(a)	4,136	538,259
Vanguard Information Technology ETF	7,383	935,721
Vanguard Materials ETF	3,900	459,225

Total U.S. Large Cap Core Funds		8,050,392

U.S. Small Cap Core Funds — 2.6%
iShares Russell 2000 ETF	6,286	850,056
Vanguard Russell 2000 ETF(a)	185	20,044

Total U.S. Small Cap Core Funds		870,100

Total Investment Companies
(Cost $32,993,611)		33,869,861
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(c)
(Cost $35,651)	35,651	35,651

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 25.6%
Money Market Fund — 25.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $8,693,124)	8,693,124	$8,693,124

Total Investments — 125.5%
(Cost $41,722,386)		42,598,636
Other Assets and Liabilities, Net — (25.5)%		(8,661,108)
Net Assets — 100.0%		$33,937,528

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,519,460; total market value of collateral held by the Fund was $8,693,124.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $441,262.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	1.66	10/04/2017	$127,499	$–
Consumer Staples Select Sector SPDR Fund	(0.20)	10/04/2017	(538,732)	–
Energy Select Sector SPDR Fund	1.66	10/04/2017	51,249	–
Financial Select Sector SPDR Fund	1.66	10/04/2017	151,935	–
Health Care Select Sector SPDR Fund	1.66	10/04/2017	211,419	–
Industrial Select Sector SPDR Fund	1.66	10/04/2017	29,408	–
Industrial Select Sector SPDR Fund	(0.25)	10/04/2017	(1,317,290)	–
iShares 7-10 Year Treasury Bond ETF	1.66	10/04/2017	457,598	–
iShares Core MSCI EAFE ETF	1.66	10/04/2017	153,014	–
iShares Core MSCI Emerging Markets ETF	1.66	10/04/2017	87,856	–
iShares Core U.S. Aggregate Bond ETF	1.66	10/04/2017	541,342	–
iShares iBoxx $ High Yield Corporate Bond ETF	1.66	10/04/2017	613,826	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.66	10/04/2017	17,016	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.16	10/04/2017	(1,677,401)	–
iShares MSCI EAFE ETF	1.66	10/04/2017	577,934	–
iShares MSCI Emerging Markets ETF	1.66	10/04/2017	128,300	–
iShares Russell 2000 ETF	1.66	10/04/2017	218,532	–
iShares Russell 2000 ETF	(0.25)	10/04/2017	(82,761)	–
Materials Select Sector SPDR Fund	(0.15)	10/04/2017	(12,834)	–
Materials Select Sector SPDR Fund	1.66	10/04/2017	173,910	–
SPDR Bloomberg Barclays Aggregate Bond ETF	1.66	10/04/2017	15,854	–
SPDR Bloomberg Barclays Convertible Securities ETF	(1.37)	10/04/2017	(924,736)	–
SPDR Bloomberg Barclays High Yield Bond ETF	1.66	10/04/2017	390,360	–
Technology Select Sector SPDR Fund	1.66	10/04/2017	204,276	–
Utilities Select Sector SPDR Fund	(0.24)	10/04/2017	(26,705)	–
Vanguard Consumer Discretionary ETF	1.66	10/04/2017	24,034	–
Vanguard Energy ETF	1.66	10/04/2017	12,732	–
Vanguard Financials ETF	1.66	10/04/2017	32,633	–
Vanguard FTSE Developed Markets ETF	1.66	10/04/2017	392,323	–
Vanguard FTSE Emerging Markets ETF	1.66	10/04/2017	215,726	–
Vanguard Health Care ETF	1.66	10/04/2017	85,892	–
Vanguard Information Technology ETF	1.66	10/04/2017	149,426	–
Vanguard Materials ETF	1.66	10/04/2017	73,358	–
Vanguard REIT ETF	0.02	10/04/2017	(933,911)	–
Vanguard Russell 2000 ETF	1.66	10/04/2017	3,251	–

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Leaders GTAA Tracker ETF (continued)

January 31, 2017 (unaudited)

Total return swap contracts outstanding at January 31, 2017:
Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)(e)
Vanguard Total Bond Market ETF	1.66	10/04/2017	$409,718	$–
$–

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects a reset date of January 31, 2017.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(f)
Investment Companies	$33,869,861	$–	$–	$33,869,861
Short-Term Investment:
Money Market Fund	35,651	–	–	35,651
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	8,693,124	–	–	8,693,124
Total Investments in Securities	42,598,636	–	–	42,598,636
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$42,598,636	$–	$–	$42,598,636
Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 100.0%
Investment Grade Corporate Bond Funds — 49.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	146,359	$17,175,228
iShares U.S. Credit Bond ETF	6,423	701,777
Vanguard Intermediate-Term Corporate Bond ETF(a)	223,185	19,196,142

Total Investment Grade Corporate Bond Funds		37,073,147

Mortgage Backed Securities Funds — 13.7%
iShares MBS ETF	14,604	1,554,450
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	85,689	2,252,764
Vanguard Mortgage-Backed Securities ETF	123,045	6,445,097

Total Mortgage Backed Securities Funds		10,252,311

U.S. Long Term Treasury Bond Funds — 23.9%
iShares 10-20 Year Treasury Bond ETF	2,846	380,055
iShares 20+ Year Treasury Bond ETF(a)	28,981	3,480,618
SPDR Bloomberg Barclays Long Term Treasury ETF	83,412	5,789,210
Vanguard Long-Term Government Bond ETF	111,396	8,256,671

Total U.S. Long Term Treasury Bond Funds		17,906,554

U.S. Short Term Treasury Bond Funds — 13.0%
iShares 1-3 Year Treasury Bond ETF	32,993	2,789,228
Schwab Short-Term U.S. Treasury ETF	138,149	6,973,762

Total U.S. Short Term Treasury Bond Funds		9,762,990

Total Investment Companies
(Cost $76,395,524)		74,995,002
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(c)
(Cost $16,156)	16,156	16,156

Investment of Cash Collateral For Securities Loaned — 32.8%
Money Market Fund — 32.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(d)
(Cost $24,605,131)	24,605,131	24,605,131

Total Investments — 132.8%
(Cost $101,016,811)		99,616,289
Other Assets and Liabilities, Net — (32.8)%		(24,620,835)
Net Assets — 100.0%		$74,995,454

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $24,167,351; total market value of collateral held by the Fund was $24,605,131.
(b)	Less than 0.05%.
(c)	Reflects the 7-day yield at January 31, 2017.
(d)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Bond U.S. ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(e)
Investment Companies	$74,995,002	$–	$–	$74,995,002
Short-Term Investment:
Money Market Fund	16,156	–	–	16,156
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	24,605,131	–	–	24,605,131
Total Investments in Securities	$99,616,289	$–	$–	$99,616,289

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

January 31, 2017 (unaudited)

	Shares	Value
Investment Companies — 99.8%
Emerging Market Bond Funds — 4.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	47,614	$5,338,958
PowerShares Emerging Markets Sovereign Debt Portfolio	147,455	4,226,060

Total Emerging Market Bond Funds		9,565,018

High Yield Corporate Bond Funds — 25.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	251,968	22,006,885
SPDR Bloomberg Barclays High Yield Bond ETF(a)	747,862	27,603,586

Total High Yield Corporate Bond Funds		49,610,471

Investment Grade Corporate Bond Funds — 31.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	245,011	28,752,041
iShares U.S. Credit Bond ETF	10,753	1,174,873
Vanguard Intermediate-Term Corporate Bond ETF(a)	373,610	32,134,196

Total Investment Grade Corporate Bond Funds		62,061,110

Mortgage Backed Securities Funds — 22.5%
iShares MBS ETF(a)	63,315	6,739,249
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	371,513	9,767,077
Vanguard Mortgage-Backed Securities ETF	533,477	27,943,525

Total Mortgage Backed Securities Funds		44,449,851

U.S. Intermediate Term Treasury Bond Funds — 9.2%
iShares 3-7 Year Treasury Bond ETF	21,394	2,628,681
iShares 7-10 Year Treasury Bond ETF	5,855	615,067
Schwab Intermediate-Term U.S. Treasury ETF	151,645	8,119,073
Vanguard Intermediate-Term Government Bond ETF	108,485	6,959,313

Total U.S. Intermediate Term Treasury Bond Funds		18,322,134

U.S. Long Term Treasury Bond Funds — 2.3%
iShares 10-20 Year Treasury Bond ETF	702	93,745
iShares 20+ Year Treasury Bond ETF(a)	7,220	867,122
SPDR Bloomberg Barclays Long Term Treasury ETF	20,759	1,440,779
Vanguard Long-Term Government Bond ETF	27,728	2,055,199

Total U.S. Long Term Treasury Bond Funds		4,456,845

U.S. Short Term Treasury Bond Funds — 4.3%
iShares 1-3 Year Treasury Bond ETF	28,433	2,403,726
Schwab Short-Term U.S. Treasury ETF	119,056	6,009,947

Total U.S. Short Term Treasury Bond Funds		8,413,673

Total Investment Companies
(Cost $199,886,352)		196,879,102

	Shares	Value
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.41%(b)
(Cost $358,795)	358,795	$358,795

Investment of Cash Collateral For Securities Loaned — 30.9%
Money Market Fund — 30.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(c)
(Cost $60,877,064)	60,877,064	60,877,064

Total Investments — 130.9%
(Cost $261,122,211)		258,114,961
Other Assets and Liabilities, Net — (30.9)%		(60,900,465)
Net Assets — 100.0%		$197,214,496

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $59,946,697; total market value of collateral held by the Fund was $61,199,867. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $322,803.
(b)	Reflects the 7-day yield at January 31, 2017.
(c)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

January 31, 2017 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Investment Companies	$196,879,102	$–	$–	$196,879,102
Short-Term Investment:
Money Market Fund	358,795	–	–	358,795
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	60,877,064	–	–	60,877,064
Total Investments in Securities	$258,114,961	$–	$–	$258,114,961

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

    • Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

    • Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

    • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2017 is disclosed at the end of the Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX (unaudited)

At January 31, 2017, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at January 31, 2017 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,303,436,778	$19,999,076	$(10,138,794)	$9,860,282
IQ Hedge Macro Tracker ETF	11,290,754	46,020	(337,405)	(291,385)
IQ Hedge Market Neutral Tracker ETF	12,525,972	113,088	(63,829)	49,259
IQ Hedge Long/Short Tracker ETF	2,295,118	80,860	(28,430)	52,430
IQ Hedge Event-Driven Tracker ETF	3,058,475	-	(46,590)	(46,590)
IQ Global Resources ETF	181,182,483	30,949,902	(21,521,884)	9,428,018
IQ Merger Arbitrage ETF	149,303,084	3,625,059	(2,002,608)	1,622,451
IQ Real Return ETF	30,732,781	308,021	(128,169)	179,852
IQ Australia Small Cap ETF	9,710,829	786,066	(1,061,038)	(274,972)
IQ Canada Small Cap ETF	13,014,014	1,435,247	(1,778,486)	(343,239)
IQ Global Agribusiness Small Cap ETF	13,546,319	2,924,622	(863,601)	2,061,021
IQ Global Oil Small Cap ETF	4,910,540	758,749	(532,447)	226,302
IQ U.S. Real Estate Small Cap ETF	93,161,413	6,558,593	(4,854,716)	1,703,877
IQ 50 Percent Hedged FTSE International ETF	164,457,448	13,625,474	(7,563,959)	6,061,515
IQ 50 Percent Hedged FTSE Europe ETF	31,721,053	908,908	(3,578,651)	(2,669,743)
IQ 50 Percent Hedged FTSE Japan ETF	26,400,625	2,405,781	(1,331,932)	1,073,849
IQ Leaders GTAA Tracker ETF	41,732,677	1,135,370	(269,411)	865,959
IQ Enhanced Core Bond U.S. ETF	101,016,811	3,118	(1,403,640)	(1,400,522)
IQ Enhanced Core Plus Bond U.S. ETF	261,122,211	617,158	(3,624,408)	(3,007,250)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Noted to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 17, 2017

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 17, 2017

* Print the name and title of each signing officer under his or her signature.